UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797930.109

SO-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 3.3%
Delphi Automotive PLC	794,777	$ 33,261
Tenneco, Inc. (a)	171,824	6,088
TRW Automotive Holdings Corp. (a)	91,400	5,364
		44,713
Automobiles - 3.1%
Bayerische Motoren Werke AG (BMW)	36,387	3,359
General Motors Co. (a)	1,304,336	35,413
Volkswagen AG	18,856	3,886
		42,658
Diversified Consumer Services - 0.8%
Service Corp. International	744,250	11,566
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	8,776
DineEquity, Inc.	86,934	6,076
Wyndham Worldwide Corp.	203,867	12,281
		32,185
Household Durables - 3.2%
Lennar Corp. Class A (d)	212,200	8,189
PulteGroup, Inc. (a)	759,504	14,567
Ryland Group, Inc.	151,400	5,408
Standard Pacific Corp. (a)(d)	1,903,450	15,494
		43,658
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	10,893
Media - 1.7%
Omnicom Group, Inc.	125,512	7,221
Regal Entertainment Group Class A (d)	379,300	5,944
Valassis Communications, Inc. (d)	349,089	9,596
		22,761
Multiline Retail - 2.6%
Target Corp.	381,409	24,014
The Bon-Ton Stores, Inc. (d)(e)	1,132,640	12,153
		36,167
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	350,441	$ 11,831
GameStop Corp. Class A (d)	958,013	24,008
		35,839
TOTAL CONSUMER DISCRETIONARY		280,440
CONSUMER STAPLES - 7.7%
Beverages - 4.8%
Cott Corp. (e)	6,920,243	66,166
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	12,356
Food Products - 1.7%
Bunge Ltd.	54,100	4,009
Calavo Growers, Inc. (d)	232,028	6,532
ConAgra Foods, Inc.	142,700	4,867
SunOpta, Inc. (a)	1,029,085	7,142
		22,550
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A (d)	107,300	4,421
TOTAL CONSUMER STAPLES		105,493
ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Halliburton Co.	187,200	7,771
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	526,700	4,203
Denbury Resources, Inc. (a)	280,580	5,084
HollyFrontier Corp.	159,900	8,986
Marathon Oil Corp.	159,000	5,327
The Williams Companies, Inc.	154,500	5,363
Valero Energy Corp.	333,900	15,223
		44,186
TOTAL ENERGY		51,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 7.8%
Commercial Banks - 2.6%
Regions Financial Corp.	812,863	$ 6,218
U.S. Bancorp	879,484	29,885
		36,103
Insurance - 4.6%
AFLAC, Inc.	560,886	28,016
American International Group, Inc. (a)	205,698	7,819
Lincoln National Corp.	731,682	21,614
Unum Group	245,860	6,016
		63,465
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	215,313	4,896
Host Hotels & Resorts, Inc.	210,800	3,514
		8,410
TOTAL FINANCIALS		107,978
HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,024
Boston Scientific Corp. (a)	1,820,900	13,456
C.R. Bard, Inc.	76,900	7,602
Covidien PLC	114,575	7,284
St. Jude Medical, Inc.	472,400	19,368
		54,734
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	9,665
Universal Health Services, Inc. Class B	284,414	16,465
		26,130
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	184,300	7,645
PerkinElmer, Inc.	211,600	7,230
		14,875
Pharmaceuticals - 5.8%
Johnson & Johnson	191,600	14,583
Merck & Co., Inc.	218,900	9,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	1,109,944	$ 52,400
Zogenix, Inc. (a)(d)	2,407,331	4,502
		80,839
TOTAL HEALTH CARE		176,578
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	177,500	11,680
Esterline Technologies Corp. (a)	101,822	7,019
Textron, Inc.	223,717	6,454
United Technologies Corp.	49,700	4,500
		29,653
Building Products - 0.5%
Armstrong World Industries, Inc.	77,022	3,938
Owens Corning (a)	73,911	2,868
		6,806
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	3,303
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,911
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,818
Machinery - 2.3%
Blount International, Inc. (a)	292,004	4,401
Deere & Co.	112,300	9,863
Ingersoll-Rand PLC	212,400	11,183
Stanley Black & Decker, Inc.	74,137	5,835
		31,282
TOTAL INDUSTRIALS		82,773
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	4,489
Computers & Peripherals - 1.7%
Apple, Inc.	51,500	22,732
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	139,657	5,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Fidelity National Information Services, Inc.	268,430	$ 10,106
Semiconductors & Semiconductor Equipment - 4.6%
Fairchild Semiconductor International, Inc. (a)	320,000	4,563
Intersil Corp. Class A	345,143	2,930
KLA-Tencor Corp.	174,580	9,560
Lam Research Corp. (a)	119,553	5,057
MagnaChip Semiconductor Corp. (a)	998,200	15,722
Micron Technology, Inc. (a)	929,483	7,798
ON Semiconductor Corp. (a)	1,214,770	9,718
Spansion, Inc. Class A	641,043	7,539
		62,887
Software - 4.1%
Microsoft Corp.	438,024	12,177
Nuance Communications, Inc. (a)	152,500	2,808
Symantec Corp. (a)	1,768,371	41,451
		56,436
TOTAL INFORMATION TECHNOLOGY		162,257
MATERIALS - 10.4%
Chemicals - 10.1%
Ashland, Inc.	86,800	6,768
Axiall Corp.	88,226	4,992
Innophos Holdings, Inc.	153,933	7,517
LyondellBasell Industries NV Class A (d)	1,457,392	85,430
PPG Industries, Inc.	153,705	20,698
W.R. Grace & Co. (a)	185,728	13,294
		138,699
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,099
Haynes International, Inc.	18,860	971
		5,070
TOTAL MATERIALS		143,769
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	11,371
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	200,423	$ 966
TOTAL TELECOMMUNICATION SERVICES		12,337
UTILITIES - 5.1%
Electric Utilities - 1.1%
FirstEnergy Corp.	241,669	9,541
NextEra Energy, Inc.	71,100	5,110
		14,651
Independent Power Producers & Energy Traders - 2.6%
Calpine Corp. (a)	839,263	15,442
The AES Corp.	1,721,200	20,000
		35,442
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	5,475
Sempra Energy	183,139	14,241
		19,716
TOTAL UTILITIES		69,809
TOTAL COMMON STOCKS (Cost $945,603)		1,193,391
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	10
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $855)	$ 1,081	$ 646
Money Market Funds - 20.3%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	128,669,111	128,669
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	150,334,857	150,335
TOTAL MONEY MARKET FUNDS (Cost $279,004)		279,004
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $1,227,693)		1,473,051
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(97,168)
NET ASSETS - 100%		$ 1,375,883
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $656,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	229
Total	$ 297
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ -	$ 66,166
The Bon-Ton Stores, Inc.	11,279	2,312	-	48	12,153
Total	$ 70,634	$ 2,312	$ -	$ 48	$ 78,319
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 280,450	$ 280,440	$ 10	$ -
Consumer Staples	105,493	105,493	-	-
Energy	51,957	51,957	-	-
Financials	107,978	107,978	-	-
Health Care	176,578	176,578	-	-
Industrials	82,773	82,773	-	-
Information Technology	162,257	162,257	-	-
Materials	143,769	143,769	-	-
Telecommunication Services	12,337	12,337	-	-
Utilities	69,809	69,809	-	-
Corporate Bonds	646	-	646	-
Money Market Funds	279,004	279,004	-	-
Total Investments in Securities:	$ 1,473,051	$ 1,472,395	$ 656	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,231,789,000. Net unrealized appreciation aggregated $241,262,000, of which $282,813,000 related to appreciated investment securities and $41,551,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Strategies Fund

(A Class of Fidelity Advisor®
Value Strategies Fund)

February 28, 2013

1.814094.108

SOI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.4%
Auto Components - 3.3%
Delphi Automotive PLC	794,777	$ 33,261
Tenneco, Inc. (a)	171,824	6,088
TRW Automotive Holdings Corp. (a)	91,400	5,364
		44,713
Automobiles - 3.1%
Bayerische Motoren Werke AG (BMW)	36,387	3,359
General Motors Co. (a)	1,304,336	35,413
Volkswagen AG	18,856	3,886
		42,658
Diversified Consumer Services - 0.8%
Service Corp. International	744,250	11,566
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	192,820	5,052
Cedar Fair LP (depositary unit)	231,920	8,776
DineEquity, Inc.	86,934	6,076
Wyndham Worldwide Corp.	203,867	12,281
		32,185
Household Durables - 3.2%
Lennar Corp. Class A (d)	212,200	8,189
PulteGroup, Inc. (a)	759,504	14,567
Ryland Group, Inc.	151,400	5,408
Standard Pacific Corp. (a)(d)	1,903,450	15,494
		43,658
Leisure Equipment & Products - 0.8%
Hasbro, Inc. (d)	272,197	10,893
Media - 1.7%
Omnicom Group, Inc.	125,512	7,221
Regal Entertainment Group Class A (d)	379,300	5,944
Valassis Communications, Inc. (d)	349,089	9,596
		22,761
Multiline Retail - 2.6%
Target Corp.	381,409	24,014
The Bon-Ton Stores, Inc. (d)(e)	1,132,640	12,153
		36,167
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.6%
Asbury Automotive Group, Inc. (a)	350,441	$ 11,831
GameStop Corp. Class A (d)	958,013	24,008
		35,839
TOTAL CONSUMER DISCRETIONARY		280,440
CONSUMER STAPLES - 7.7%
Beverages - 4.8%
Cott Corp. (e)	6,920,243	66,166
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	241,700	12,356
Food Products - 1.7%
Bunge Ltd.	54,100	4,009
Calavo Growers, Inc. (d)	232,028	6,532
ConAgra Foods, Inc.	142,700	4,867
SunOpta, Inc. (a)	1,029,085	7,142
		22,550
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A (d)	107,300	4,421
TOTAL CONSUMER STAPLES		105,493
ENERGY - 3.8%
Energy Equipment & Services - 0.6%
Halliburton Co.	187,200	7,771
Oil, Gas & Consumable Fuels - 3.2%
Alpha Natural Resources, Inc. (a)	526,700	4,203
Denbury Resources, Inc. (a)	280,580	5,084
HollyFrontier Corp.	159,900	8,986
Marathon Oil Corp.	159,000	5,327
The Williams Companies, Inc.	154,500	5,363
Valero Energy Corp.	333,900	15,223
		44,186
TOTAL ENERGY		51,957
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 7.8%
Commercial Banks - 2.6%
Regions Financial Corp.	812,863	$ 6,218
U.S. Bancorp	879,484	29,885
		36,103
Insurance - 4.6%
AFLAC, Inc.	560,886	28,016
American International Group, Inc. (a)	205,698	7,819
Lincoln National Corp.	731,682	21,614
Unum Group	245,860	6,016
		63,465
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc.	215,313	4,896
Host Hotels & Resorts, Inc.	210,800	3,514
		8,410
TOTAL FINANCIALS		107,978
HEALTH CARE - 12.8%
Health Care Equipment & Supplies - 4.0%
Alere, Inc. (a)	308,600	7,024
Boston Scientific Corp. (a)	1,820,900	13,456
C.R. Bard, Inc.	76,900	7,602
Covidien PLC	114,575	7,284
St. Jude Medical, Inc.	472,400	19,368
		54,734
Health Care Providers & Services - 1.9%
DaVita, Inc. (a)	80,798	9,665
Universal Health Services, Inc. Class B	284,414	16,465
		26,130
Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	184,300	7,645
PerkinElmer, Inc.	211,600	7,230
		14,875
Pharmaceuticals - 5.8%
Johnson & Johnson	191,600	14,583
Merck & Co., Inc.	218,900	9,354
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA sponsored ADR	1,109,944	$ 52,400
Zogenix, Inc. (a)(d)	2,407,331	4,502
		80,839
TOTAL HEALTH CARE		176,578
INDUSTRIALS - 6.0%
Aerospace & Defense - 2.1%
Alliant Techsystems, Inc.	177,500	11,680
Esterline Technologies Corp. (a)	101,822	7,019
Textron, Inc.	223,717	6,454
United Technologies Corp.	49,700	4,500
		29,653
Building Products - 0.5%
Armstrong World Industries, Inc.	77,022	3,938
Owens Corning (a)	73,911	2,868
		6,806
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc. (d)	151,856	3,303
Electrical Equipment - 0.4%
Regal-Beloit Corp.	63,554	4,911
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	100,460	6,818
Machinery - 2.3%
Blount International, Inc. (a)	292,004	4,401
Deere & Co.	112,300	9,863
Ingersoll-Rand PLC	212,400	11,183
Stanley Black & Decker, Inc.	74,137	5,835
		31,282
TOTAL INDUSTRIALS		82,773
INFORMATION TECHNOLOGY - 11.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	215,300	4,489
Computers & Peripherals - 1.7%
Apple, Inc.	51,500	22,732
Electronic Equipment & Components - 0.4%
Arrow Electronics, Inc. (a)	139,657	5,607
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.7%
Fidelity National Information Services, Inc.	268,430	$ 10,106
Semiconductors & Semiconductor Equipment - 4.6%
Fairchild Semiconductor International, Inc. (a)	320,000	4,563
Intersil Corp. Class A	345,143	2,930
KLA-Tencor Corp.	174,580	9,560
Lam Research Corp. (a)	119,553	5,057
MagnaChip Semiconductor Corp. (a)	998,200	15,722
Micron Technology, Inc. (a)	929,483	7,798
ON Semiconductor Corp. (a)	1,214,770	9,718
Spansion, Inc. Class A	641,043	7,539
		62,887
Software - 4.1%
Microsoft Corp.	438,024	12,177
Nuance Communications, Inc. (a)	152,500	2,808
Symantec Corp. (a)	1,768,371	41,451
		56,436
TOTAL INFORMATION TECHNOLOGY		162,257
MATERIALS - 10.4%
Chemicals - 10.1%
Ashland, Inc.	86,800	6,768
Axiall Corp.	88,226	4,992
Innophos Holdings, Inc.	153,933	7,517
LyondellBasell Industries NV Class A (d)	1,457,392	85,430
PPG Industries, Inc.	153,705	20,698
W.R. Grace & Co. (a)	185,728	13,294
		138,699
Metals & Mining - 0.3%
Carpenter Technology Corp.	86,796	4,099
Haynes International, Inc.	18,860	971
		5,070
TOTAL MATERIALS		143,769
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	569,139	11,371
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	200,423	$ 966
TOTAL TELECOMMUNICATION SERVICES		12,337
UTILITIES - 5.1%
Electric Utilities - 1.1%
FirstEnergy Corp.	241,669	9,541
NextEra Energy, Inc.	71,100	5,110
		14,651
Independent Power Producers & Energy Traders - 2.6%
Calpine Corp. (a)	839,263	15,442
The AES Corp.	1,721,200	20,000
		35,442
Multi-Utilities - 1.4%
Alliant Energy Corp.	114,800	5,475
Sempra Energy	183,139	14,241
		19,716
TOTAL UTILITIES		69,809
TOTAL COMMON STOCKS (Cost $945,603)		1,193,391
Convertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
LodgeNet Entertainment Corp. 10.00% (f) (Cost $2,231)	2,300	10
Nonconvertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (f) (Cost $855)	$ 1,081	$ 646
Money Market Funds - 20.3%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	128,669,111	128,669
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	150,334,857	150,335
TOTAL MONEY MARKET FUNDS (Cost $279,004)		279,004
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $1,227,693)		1,473,051
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(97,168)
NET ASSETS - 100%		$ 1,375,883
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $656,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 68
Fidelity Securities Lending Cash Central Fund	229
Total	$ 297
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cott Corp.	$ 59,355	$ -	$ -	$ -	$ 66,166
The Bon-Ton Stores, Inc.	11,279	2,312	-	48	12,153
Total	$ 70,634	$ 2,312	$ -	$ 48	$ 78,319
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 280,450	$ 280,440	$ 10	$ -
Consumer Staples	105,493	105,493	-	-
Energy	51,957	51,957	-	-
Financials	107,978	107,978	-	-
Health Care	176,578	176,578	-	-
Industrials	82,773	82,773	-	-
Information Technology	162,257	162,257	-	-
Materials	143,769	143,769	-	-
Telecommunication Services	12,337	12,337	-	-
Utilities	69,809	69,809	-	-
Corporate Bonds	646	-	646	-
Money Market Funds	279,004	279,004	-	-
Total Investments in Securities:	$ 1,473,051	$ 1,472,395	$ 656	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,231,789,000. Net unrealized appreciation aggregated $241,262,000, of which $282,813,000 related to appreciated investment securities and $41,551,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797924.109

EPI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.1%
Auto Components - 0.2%
Gentex Corp.	195,344	$ 3,663
Diversified Consumer Services - 0.1%
Strayer Education, Inc.	56,747	2,786
Hotels, Restaurants & Leisure - 1.4%
CEC Entertainment, Inc.	75,401	2,281
Cedar Fair LP (depositary unit)	29,961	1,134
McDonald's Corp.	183,812	17,628
Texas Roadhouse, Inc. Class A	307,769	5,952
Yum! Brands, Inc.	46,683	3,057
		30,052
Leisure Equipment & Products - 0.3%
New Academy Holding Co. LLC unit (a)(k)(l)	52,800	5,635
Media - 4.7%
Comcast Corp. Class A	1,658,745	66,001
Time Warner, Inc.	732,617	38,953
		104,954
Multiline Retail - 1.6%
Kohl's Corp.	100,600	4,638
Target Corp.	507,567	31,956
		36,594
Specialty Retail - 0.8%
Lowe's Companies, Inc.	349,200	13,322
Staples, Inc.	324,533	4,277
		17,599
TOTAL CONSUMER DISCRETIONARY		201,283
CONSUMER STAPLES - 9.9%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	64,897	6,082
Molson Coors Brewing Co. Class B	129,405	5,721
PepsiCo, Inc.	311,559	23,607
The Coca-Cola Co.	357,388	13,838
		49,248
Food & Staples Retailing - 2.3%
Safeway, Inc. (f)	745,832	17,796
Sysco Corp.	121,368	3,903
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	145,850	$ 10,323
Walgreen Co.	493,969	20,223
		52,245
Food Products - 0.9%
Kellogg Co.	327,052	19,787
Household Products - 3.0%
Procter & Gamble Co.	862,239	65,685
Tobacco - 1.5%
Altria Group, Inc.	436,065	14,630
British American Tobacco PLC sponsored ADR	52,431	5,468
Lorillard, Inc.	165,754	6,388
Philip Morris International, Inc.	71,878	6,595
		33,081
TOTAL CONSUMER STAPLES		220,046
ENERGY - 11.7%
Energy Equipment & Services - 1.3%
Ensco PLC Class A	57,900	3,482
Exterran Partners LP	68,036	1,604
Halliburton Co.	111,300	4,620
National Oilwell Varco, Inc.	59,905	4,081
Noble Corp.	220,817	7,910
Schlumberger Ltd.	65,900	5,130
Trinidad Drilling Ltd.	455,100	3,107
		29,934
Oil, Gas & Consumable Fuels - 10.4%
Apache Corp.	146,027	10,845
BG Group PLC	60,800	1,075
Buckeye Partners LP	32,427	1,806
Canadian Natural Resources Ltd.	300,000	9,169
Chevron Corp.	547,069	64,089
EV Energy Partners LP	126,352	7,077
Exxon Mobil Corp.	576,572	51,632
Holly Energy Partners LP	83,812	3,458
HollyFrontier Corp.	96,249	5,409
Legacy Reserves LP	109,599	2,891
Markwest Energy Partners LP	120,688	6,900
Occidental Petroleum Corp.	177,900	14,647
Penn West Petroleum Ltd.	382,100	3,713
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Southwest Energy Partners LP	93,853	$ 2,207
Royal Dutch Shell PLC Class A sponsored ADR	242,058	15,891
Southcross Energy Partners LP	51,650	1,183
Suncor Energy, Inc.	239,700	7,264
The Williams Companies, Inc.	502,125	17,429
Western Gas Equity Partners LP	16,728	568
Williams Partners LP	58,300	2,898
		230,151
TOTAL ENERGY		260,085
FINANCIALS - 19.1%
Capital Markets - 3.3%
Apollo Investment Corp.	441,665	3,838
Ashmore Group PLC	897,225	4,877
BlackRock, Inc. Class A	41,800	10,022
Charles Schwab Corp.	719,134	11,679
KKR & Co. LP	840,964	15,322
Manning & Napier, Inc.	178,300	2,664
Morgan Stanley	454,904	10,258
The Blackstone Group LP	808,539	15,281
		73,941
Commercial Banks - 4.8%
Comerica, Inc.	122,480	4,211
Cullen/Frost Bankers, Inc.	87,469	5,297
M&T Bank Corp.	81,309	8,301
Standard Chartered PLC (United Kingdom)	296,404	8,076
SunTrust Banks, Inc.	228,901	6,315
U.S. Bancorp	530,600	18,030
Wells Fargo & Co.	1,597,550	56,042
		106,272
Diversified Financial Services - 4.7%
Citigroup, Inc.	66,800	2,804
JPMorgan Chase & Co.	1,779,457	87,053
KKR Financial Holdings LLC	1,241,052	13,763
		103,620
Insurance - 4.4%
ACE Ltd.	196,911	16,814
AFLAC, Inc.	150,300	7,507
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Assured Guaranty Ltd.	195,300	$ 3,646
Berkshire Hathaway, Inc. Class B (a)	58,310	5,957
Hanover Insurance Group, Inc.	90,074	3,844
MetLife, Inc.	1,036,290	36,726
MetLife, Inc. unit	129,285	6,089
Prudential Financial, Inc.	150,600	8,369
Validus Holdings Ltd.	265,274	9,452
		98,404
Real Estate Investment Trusts - 1.8%
American Capital Agency Corp.	201,600	6,395
Annaly Capital Management, Inc.	403,200	6,246
Coresite Realty Corp.	20,320	658
DCT Industrial Trust, Inc.	174,300	1,265
First Potomac Realty Trust	41,936	593
Home Properties, Inc.	51,300	3,202
Lexington Corporate Properties Trust	113,735	1,303
LTC Properties, Inc.	13,520	521
Rayonier, Inc.	147,535	8,243
Retail Properties America, Inc.	419,697	6,212
Two Harbors Investment Corp.	185,115	2,381
Ventas, Inc.	39,294	2,781
		39,800
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (l)	96,000	1,920
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	100	1
TOTAL FINANCIALS		423,958
HEALTH CARE - 12.7%
Biotechnology - 0.7%
Amgen, Inc.	105,975	9,687
PDL BioPharma, Inc. (f)	586,705	4,189
		13,876
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	31,632	2,138
Covidien PLC	111,200	7,069
St. Jude Medical, Inc.	105,562	4,328
		13,535
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 2.0%
Aetna, Inc.	191,300	$ 9,027
Cardinal Health, Inc.	119,500	5,522
McKesson Corp.	33,310	3,535
UnitedHealth Group, Inc.	165,039	8,821
WellPoint, Inc.	284,721	17,704
		44,609
Health Care Technology - 0.1%
Quality Systems, Inc.	108,672	2,013
Pharmaceuticals - 9.3%
AbbVie, Inc.	356,856	13,175
AstraZeneca PLC sponsored ADR (f)	262,100	11,910
Eli Lilly & Co.	264,682	14,468
Johnson & Johnson	636,418	48,438
Merck & Co., Inc.	936,060	39,998
Pfizer, Inc.	1,855,471	50,784
Sanofi SA	127,227	12,015
Teva Pharmaceutical Industries Ltd. sponsored ADR	240,598	8,998
Warner Chilcott PLC	470,568	6,357
		206,143
TOTAL HEALTH CARE		280,176
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.4%
Raytheon Co.	176,427	9,628
United Technologies Corp.	234,207	21,207
		30,835
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	184,800	10,537
United Parcel Service, Inc. Class B	346,190	28,613
		39,150
Commercial Services & Supplies - 1.3%
Intrum Justitia AB	280,628	5,033
Pitney Bowes, Inc. (f)	224,400	2,940
Republic Services, Inc.	665,689	20,929
		28,902
Electrical Equipment - 0.4%
Eaton Corp. PLC	48,900	3,030
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Emerson Electric Co.	43,500	$ 2,466
Hubbell, Inc. Class B	34,820	3,235
		8,731
Industrial Conglomerates - 2.2%
General Electric Co.	2,135,612	49,589
Machinery - 1.5%
Briggs & Stratton Corp.	303,318	7,419
Cummins, Inc.	37,502	4,345
Douglas Dynamics, Inc.	222,450	3,163
Harsco Corp.	98,487	2,362
Illinois Tool Works, Inc.	79,266	4,875
Stanley Black & Decker, Inc.	144,197	11,348
		33,512
Professional Services - 0.4%
Michael Page International PLC	1,043,518	6,796
Nielsen Holdings B.V.	63,768	2,148
		8,944
Road & Rail - 0.3%
Union Pacific Corp.	44,638	6,120
Trading Companies & Distributors - 0.2%
Watsco, Inc.	71,301	5,552
TOTAL INDUSTRIALS		211,335
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,777,130	37,053
Computers & Peripherals - 0.3%
Apple, Inc.	11,687	5,159
Lexmark International, Inc. Class A	65,232	1,436
		6,595
IT Services - 4.7%
Accenture PLC Class A	196,696	14,626
Cognizant Technology Solutions Corp. Class A (a)	183,549	14,091
Fidelity National Information Services, Inc.	55,171	2,077
IBM Corp.	134,273	26,966
Paychex, Inc.	1,342,967	44,452
The Western Union Co.	151,700	2,128
		104,340
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.0%
Applied Materials, Inc.	927,108	$ 12,701
KLA-Tencor Corp.	86,021	4,711
Siliconware Precision Industries Co. Ltd. sponsored ADR	944,633	4,997
		22,409
Software - 0.8%
CA Technologies, Inc.	148,881	3,646
Microsoft Corp.	527,517	14,665
		18,311
TOTAL INFORMATION TECHNOLOGY		188,708
MATERIALS - 0.4%
Chemicals - 0.2%
Eastman Chemical Co.	53,700	3,745
Monsanto Co.	5,846	591
		4,336
Metals & Mining - 0.2%
Commercial Metals Co.	241,941	3,946
TOTAL MATERIALS		8,282
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	686,827	24,664
CenturyLink, Inc.	110,688	3,838
Verizon Communications, Inc.	884,203	41,142
		69,644
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC	6,766,334	16,971
TOTAL TELECOMMUNICATION SERVICES		86,615
UTILITIES - 3.8%
Electric Utilities - 2.5%
Duke Energy Corp.	116,927	8,097
Edison International	82,500	3,962
FirstEnergy Corp.	199,669	7,883
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	134	$ 10
Northeast Utilities	135,365	5,619
PPL Corp.	670,417	20,662
Southern Co.	203,241	9,148
		55,381
Multi-Utilities - 1.3%
CMS Energy Corp.	43,700	1,163
GDF Suez	124,600	2,355
National Grid PLC	652,200	7,206
PG&E Corp.	124,507	5,309
Sempra Energy	164,512	12,792
		28,825
TOTAL UTILITIES		84,206
TOTAL COMMON STOCKS (Cost $1,724,323)		1,964,694
Preferred Stocks - 2.2%

Convertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
General Motors Co. 4.75%	112,600	4,703
Media - 0.1%
Interpublic Group of Companies, Inc. 5.25%	2,000	2,331
TOTAL CONSUMER DISCRETIONARY		7,034
FINANCIALS - 0.4%
Commercial Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	5,200	6,604
Real Estate Investment Trusts - 0.1%
Health Care REIT, Inc. Series I, 6.50%	44,300	2,672
TOTAL FINANCIALS		9,276
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	10,339	2,144
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
HealthSouth Corp. Series A 6.50%	3,500	$ 4,021
TOTAL HEALTH CARE		6,165
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.3%
United Technologies Corp. 7.50%	89,200	5,196
MATERIALS - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA 6.00% (a)	77,000	1,801
Cliffs Natural Resources, Inc. 7.00% (a)	44,900	1,036
		2,837
UTILITIES - 0.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.:
5.889%	55,144	2,833
Series E, 5.599%	56,900	2,950
PPL Corp. 8.75%	46,700	2,572
		8,355
TOTAL CONVERTIBLE PREFERRED STOCKS		38,863
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG	6,973	1,523
FINANCIALS - 0.3%
Consumer Finance - 0.3%
Ally Financial, Inc. 7.00% (h)	7,923	7,666
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,189
TOTAL PREFERRED STOCKS (Cost $42,408)		48,052
Corporate Bonds - 4.0%
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - 3.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV 5.5% 11/9/15 (h)	EUR	2,400	$ 3,390
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15		$ 980	1,057
TOTAL CONSUMER DISCRETIONARY			4,447
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Alpha Natural Resources, Inc. 2.375% 4/15/15		580	541
Amyris, Inc. 3% 2/27/17 (l)		516	360
Chesapeake Energy Corp. 2.5% 5/15/37		2,670	2,557
Cobalt International Energy, Inc. 2.625% 12/1/19		580	599
Massey Energy Co. 3.25% 8/1/15		3,390	3,235
Peabody Energy Corp. 4.75% 12/15/66		820	696
Ship Finance International Ltd. 3.25% 2/1/18		1,350	1,339
Western Refining, Inc. 5.75% 6/15/14		480	1,771
			11,098
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(h)		3,390	2,028
Radian Group, Inc. 2.25% 3/1/19		1,130	1,226
			3,254
HEALTH CARE - 0.6%
Biotechnology - 0.1%
InterMune, Inc. 2.5% 12/15/17		240	246
Theravance, Inc. 2.125% 1/15/23		740	730
			976
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		1,830	2,540
Health Care Providers & Services - 0.4%
Molina Healthcare, Inc. 1.125% 1/15/20 (h)		900	918
WellPoint, Inc. 2.75% 10/15/42 (h)		7,720	8,268
			9,186
TOTAL HEALTH CARE			12,702
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - 0.5%
Commercial Services & Supplies - 0.3%
Covanta Holding Corp. 3.25% 6/1/14		$ 4,570	$ 5,776
Construction & Engineering - 0.2%
MasTec, Inc.:
4% 6/15/14		1,710	3,313
4.25% 12/15/14		500	993
			4,306
TOTAL INDUSTRIALS			10,082
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.2%
Ciena Corp. 3.75% 10/15/18 (h)		220	246
InterDigital, Inc. 2.5% 3/15/16		3,270	3,572
			3,818
Computers & Peripherals - 0.3%
EMC Corp. 1.75% 12/1/13		1,370	1,984
SanDisk Corp. 1.5% 8/15/17		3,600	4,451
			6,435
Internet Software & Services - 0.1%
VeriSign, Inc. 3.25% 8/15/37		1,690	2,444
IT Services - 0.1%
CACI International, Inc. 2.125% 5/1/14		1,350	1,455
Semiconductors & Semiconductor Equipment - 0.6%
GT Advanced Technologies, Inc. 3% 10/1/17		4,050	3,040
Intel Corp. 3.25% 8/1/39		3,100	3,670
Microchip Technology, Inc. 2.125% 12/15/37		1,240	1,756
Micron Technology, Inc.:
1.625% 2/15/33 (h)		200	210
2.125% 2/15/33 (h)		200	206
3.125% 5/1/32 (h)		3,330	3,719
Novellus Systems, Inc. 2.625% 5/15/41		1,110	1,551
			14,152
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Software - 0.3%
Nuance Communications, Inc. 2.75% 11/1/31		$ 7,190	$ 7,392
Symantec Corp. 1% 6/15/13		300	369
			7,761
TOTAL INFORMATION TECHNOLOGY			36,065
MATERIALS - 0.1%
Metals & Mining - 0.1%
Goldcorp, Inc. 2% 8/1/14		1,160	1,214
Newmont Mining Corp. 1.25% 7/15/14		1,810	1,999
			3,213
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (h)		3,490	3,795
TOTAL CONVERTIBLE BONDS			84,656
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Consumer Finance - 0.1%
GMAC LLC 8% 11/1/31		645	809
Diversified Financial Services - 0.1%
Goldman Sachs Capital II 4% (i)(j)		2,885	2,402
TOTAL FINANCIALS			3,211
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)		475	514
TOTAL NONCONVERTIBLE BONDS			3,725
TOTAL CORPORATE BONDS (Cost $85,106)			88,381
Other - 0.4%
	Principal Amount (000s)(e)	Value (000s)
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EQTY ER Holdings, LLC 12% 1/28/18 (g)(l)(m)	$ 5,667	$ 5,667
	Shares
EQTY ER Holdings, LLC (g)(l)(m)	2,833,333	2,833
TOTAL OTHER (Cost $8,500)		8,500
Money Market Funds - 5.2%

Fidelity Cash Central Fund, 0.16% (b)	92,467,758	92,468
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	22,839,325	22,839
TOTAL MONEY MARKET FUNDS (Cost $115,307)		115,307
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,975,644)		2,224,934
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(8,222)
NET ASSETS - 100%		$ 2,216,712
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,960,000 or 1.4% of net assets.

(i) Security is perpetual in nature with no stated maturity date.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,415,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 516
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,920
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 5,667
EQTY ER Holdings, LLC	1/29/13	$ 2,833
New Academy Holding Co. LLC unit	8/1/11	$ 5,565
(m) Investments represent a non-operating interest in oil and gas wells through an entity owned by the fund that is treated as a corporation for U.S. tax purposes.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	224
Total	$ 242
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ -	$ 5,667	$ -	$ -	$ 5,667
EQTY ER Holdings, LLC	-	2,833	-	-	2,833
Total	$ -	$ 8,500	$ -	$ -	$ 8,500
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,840	$ 201,874	$ 2,331	$ 5,635
Consumer Staples	220,046	213,964	6,082	-
Energy	260,085	260,085	-	-
Financials	440,900	422,553	16,427	1,920
Health Care	286,341	270,305	16,036	-
Industrials	216,531	216,531	-	-
Information Technology	188,708	188,708	-	-
Materials	11,119	8,282	2,837	-
Telecommunication Services	86,615	69,644	16,971	-
Utilities	92,561	79,950	12,611	-
Corporate Bonds	88,381	-	88,381	-
Other/Energy	8,500	-	-	8,500
Money Market Funds	115,307	115,307	-	-
Total Investments in Securities:	$ 2,224,934	$ 2,047,203	$ 161,676	$ 16,055
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,986,863,000. Net unrealized appreciation aggregated $238,071,000, of which $291,542,000 related to appreciated investment securities and $53,471,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797923.109

EPG-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.9%
Automobiles - 2.8%
Harley-Davidson, Inc.	1,464,864	$ 77,096
Tesla Motors, Inc. (a)	391,531	13,637
		90,733
Diversified Consumer Services - 1.7%
Anhanguera Educacional Participacoes SA	1,109,500	22,981
H&R Block, Inc.	321,300	7,988
Kroton Educacional SA (a)	876,000	22,925
		53,894
Hotels, Restaurants & Leisure - 4.2%
Arcos Dorados Holdings, Inc. Class A (d)	756,700	9,587
Chipotle Mexican Grill, Inc. (a)	88,268	27,962
Dunkin' Brands Group, Inc.	374,936	13,929
Panera Bread Co. Class A (a)	109,037	17,550
Starbucks Corp.	806,401	44,207
Texas Roadhouse, Inc. Class A	171,046	3,308
Yum! Brands, Inc.	250,166	16,381
		132,924
Household Durables - 0.9%
D.R. Horton, Inc.	289,320	6,452
Ethan Allen Interiors, Inc. (d)	116,600	3,258
Mohawk Industries, Inc. (a)	166,562	17,659
Toll Brothers, Inc. (a)	92,800	3,166
		30,535
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	118,029	31,192
Media - 2.0%
Comcast Corp. Class A (special) (non-vtg.)	710,628	27,224
Discovery Communications, Inc. Class C (non-vtg.) (a)	340,031	21,932
Lions Gate Entertainment Corp. (a)	638,162	13,382
		62,538
Multiline Retail - 0.9%
Dollarama, Inc.	484,045	28,444
Specialty Retail - 5.6%
GNC Holdings, Inc.	1,214,084	49,777
Home Depot, Inc.	1,343,650	92,040
Ross Stores, Inc.	196,666	11,399
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	267,682	$ 12,038
Vitamin Shoppe, Inc. (a)	274,416	14,421
		179,675
Textiles, Apparel & Luxury Goods - 0.8%
ECLAT Textile Co. Ltd.	788,000	3,264
lululemon athletica, Inc. (a)	109,000	7,308
NIKE, Inc. Class B	288,504	15,712
		26,284
TOTAL CONSUMER DISCRETIONARY		636,219
CONSUMER STAPLES - 10.9%
Beverages - 2.2%
SABMiller PLC	460,400	22,888
The Coca-Cola Co.	1,223,822	47,386
		70,274
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	176,700	17,898
Whole Foods Market, Inc.	236,691	20,265
		38,163
Food Products - 4.0%
Green Mountain Coffee Roasters, Inc. (a)(d)	1,054,691	50,372
Mead Johnson Nutrition Co. Class A	492,027	36,858
The Hershey Co.	496,150	41,349
		128,579
Household Products - 0.5%
Colgate-Palmolive Co.	139,310	15,941
Personal Products - 0.8%
Herbalife Ltd.	639,949	25,784
Tobacco - 2.2%
British American Tobacco PLC sponsored ADR	190,000	19,813
Philip Morris International, Inc.	549,905	50,454
		70,267
TOTAL CONSUMER STAPLES		349,008
ENERGY - 6.2%
Energy Equipment & Services - 2.4%
Cameron International Corp. (a)	481,492	30,681
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Dresser-Rand Group, Inc. (a)	322,804	$ 19,904
Oceaneering International, Inc.	398,877	25,365
		75,950
Oil, Gas & Consumable Fuels - 3.8%
Atlas Pipeline Partners LP	286,159	9,455
Bonanza Creek Energy, Inc. (a)	152,900	5,173
Cobalt International Energy, Inc. (a)	305,000	7,524
Concho Resources, Inc. (a)	220,087	19,799
Kosmos Energy Ltd. (a)	1,304,506	14,258
Markwest Energy Partners LP	198,840	11,368
Noble Energy, Inc.	71,400	7,913
Phillips 66	454,452	28,612
Pioneer Natural Resources Co.	143,802	18,092
		122,194
TOTAL ENERGY		198,144
FINANCIALS - 4.1%
Capital Markets - 1.0%
Apollo Global Management LLC Class A	222,152	5,223
BlackRock, Inc. Class A	51,600	12,371
Invesco Ltd.	543,928	14,572
		32,166
Commercial Banks - 0.2%
First Republic Bank	143,600	5,234
Consumer Finance - 0.4%
Mahindra & Mahindra Financial Services Ltd.	1,273,305	4,370
Shriram Transport Finance Co. Ltd.	549,851	7,035
		11,405
Insurance - 0.2%
Berkshire Hathaway, Inc. Class B (a)	77,400	7,907
Real Estate Investment Trusts - 1.2%
American Tower Corp.	421,182	32,684
Public Storage	46,330	7,006
		39,690
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	825,548	$ 19,953
Realogy Holdings Corp.	309,415	13,877
		33,830
TOTAL FINANCIALS		130,232
HEALTH CARE - 14.0%
Biotechnology - 7.2%
Acorda Therapeutics, Inc. (a)	113,157	3,366
Amgen, Inc.	428,241	39,146
Biogen Idec, Inc. (a)	280,399	46,642
BioMarin Pharmaceutical, Inc. (a)	516,594	29,947
Biovitrum AB (a)	1,285,413	7,811
Cytokinetics, Inc.	1,427,700	1,425
Cytokinetics, Inc. warrants 6/25/17 (a)	856,620	88
Gilead Sciences, Inc. (a)	1,393,516	59,517
Grifols SA ADR	147,316	4,225
Onyx Pharmaceuticals, Inc. (a)	190,454	14,343
Regeneron Pharmaceuticals, Inc. (a)	62,875	10,500
Thrombogenics NV (a)(d)	134,271	7,080
Vertex Pharmaceuticals, Inc. (a)	132,295	6,194
		230,284
Health Care Equipment & Supplies - 0.4%
The Cooper Companies, Inc.	117,043	12,414
Health Care Providers & Services - 3.9%
Apollo Hospitals Enterprise Ltd.	392,573	5,971
Express Scripts Holding Co. (a)	1,899,414	108,096
Qualicorp SA (a)	806,600	9,018
		123,085
Health Care Technology - 0.5%
Cerner Corp. (a)	191,120	16,715
Pharmaceuticals - 2.0%
Novo Nordisk A/S Series B	110,397	19,301
Pacira Pharmaceuticals, Inc. (a)	16,231	355
Valeant Pharmaceuticals International, Inc. (Canada) (a)	668,968	45,117
		64,773
TOTAL HEALTH CARE		447,271
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.0%
Aerospace & Defense - 2.6%
Precision Castparts Corp.	56,747	$ 10,588
Textron, Inc.	389,569	11,239
TransDigm Group, Inc.	161,726	23,020
United Technologies Corp.	408,137	36,957
		81,804
Building Products - 0.3%
USG Corp. (a)(d)	311,873	8,801
Commercial Services & Supplies - 0.1%
KAR Auction Services, Inc.	147,702	3,134
Electrical Equipment - 2.4%
AMETEK, Inc.	205,055	8,577
Hubbell, Inc. Class B	221,510	20,580
Regal-Beloit Corp.	155,760	12,037
Roper Industries, Inc.	287,466	35,821
		77,015
Industrial Conglomerates - 1.0%
Danaher Corp.	511,579	31,513
Machinery - 0.4%
American Railcar Industries, Inc.	79,148	3,454
Graco, Inc.	42,122	2,447
Manitowoc Co., Inc.	469,900	8,703
		14,604
Professional Services - 1.8%
Equifax, Inc.	544,134	29,993
Verisk Analytics, Inc. (a)	477,229	27,927
		57,920
Trading Companies & Distributors - 0.4%
Beacon Roofing Supply, Inc. (a)	349,763	12,906
TOTAL INDUSTRIALS		287,697
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 1.5%
QUALCOMM, Inc.	709,723	46,579
Computers & Peripherals - 10.1%
Apple, Inc.	609,592	269,077
SanDisk Corp. (a)	1,053,511	53,086
		322,163
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 7.3%
Blucora, Inc. (a)	640,849	$ 9,933
CoStar Group, Inc. (a)	64,422	6,490
E2open, Inc.	201,832	3,988
eBay, Inc. (a)	627,684	34,322
Facebook, Inc. Class A	2,564,702	69,888
Google, Inc. Class A (a)	89,987	72,098
LinkedIn Corp. (a)	40,731	6,850
MercadoLibre, Inc. (d)	185,000	15,838
SciQuest, Inc. (a)	21,433	410
SPS Commerce, Inc. (a)	253,091	9,463
Yahoo!, Inc. (a)	170,079	3,624
		232,904
IT Services - 2.9%
Global Payments, Inc.	279,447	13,472
Heartland Payment Systems, Inc.	411,580	12,800
Visa, Inc. Class A	416,583	66,087
		92,359
Semiconductors & Semiconductor Equipment - 1.5%
Avago Technologies Ltd.	146,303	5,006
Broadcom Corp. Class A	1,226,339	41,830
		46,836
Software - 4.8%
ANSYS, Inc. (a)	96,140	7,287
Citrix Systems, Inc. (a)	521,676	36,987
Computer Modelling Group Ltd.	453,200	9,659
FleetMatics Group PLC	236,800	5,624
salesforce.com, Inc. (a)	298,273	50,474
SolarWinds, Inc. (a)	517,009	29,190
VMware, Inc. Class A (a)	167,345	12,020
Workday, Inc.	52,200	2,886
		154,127
TOTAL INFORMATION TECHNOLOGY		894,968
MATERIALS - 5.1%
Chemicals - 3.8%
FMC Corp.	477,000	28,744
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	656,897	$ 66,366
Sherwin-Williams Co.	149,600	24,174
		119,284
Construction Materials - 1.0%
James Hardie Industries PLC sponsored ADR	235,000	11,795
Vulcan Materials Co.	392,923	20,012
		31,807
Paper & Forest Products - 0.3%
Norbord, Inc. (a)	311,400	9,726
TOTAL MATERIALS		160,817
TELECOMMUNICATION SERVICES - 0.7%
Wireless Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	329,888	23,462
UTILITIES - 1.2%
Electric Utilities - 1.2%
ITC Holdings Corp.	432,300	36,538
TOTAL COMMON STOCKS (Cost $2,561,013)		3,164,356
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.16% (b)	24,689,145	24,689
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	48,728,800	48,729
TOTAL MONEY MARKET FUNDS (Cost $73,418)		73,418
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $2,634,431)		3,237,774
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(47,012)
NET ASSETS - 100%		$ 3,190,762
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity Securities Lending Cash Central Fund	167
Total	$ 207
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 636,219	$ 632,955	$ 3,264	$ -
Consumer Staples	349,008	349,008	-	-
Energy	198,144	198,144	-	-
Financials	130,232	130,232	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Health Care	$ 447,271	$ 427,882	$ 19,389	$ -
Industrials	287,697	287,697	-	-
Information Technology	894,968	894,968	-	-
Materials	160,817	160,817	-	-
Telecommunication Services	23,462	23,462	-	-
Utilities	36,538	36,538	-	-
Money Market Funds	73,418	73,418	-	-
Total Investments in Securities:	$ 3,237,774	$ 3,215,121	$ 22,653	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $2,642,492,000. Net unrealized appreciation aggregated $595,282,000, of which $634,008,000 related to appreciated investment securities and $38,726,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797934.109

AEV-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	7,400	$ 348,910
Media - 6.0%
Comcast Corp. Class A	34,250	1,362,808
John Wiley & Sons, Inc. Class A	13,515	494,379
The Walt Disney Co.	12,295	671,184
Time Warner Cable, Inc.	8,457	730,600
Viacom, Inc. Class B (non-vtg.)	13,100	765,826
		4,024,797
Multiline Retail - 1.0%
Target Corp.	10,900	686,264
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	7,800	595,452
AutoZone, Inc. (a)	1,315	499,897
		1,095,349
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	5,300	256,149
TOTAL CONSUMER DISCRETIONARY		6,411,469
CONSUMER STAPLES - 10.8%
Beverages - 0.4%
PepsiCo, Inc.	3,500	265,195
Food & Staples Retailing - 3.0%
CVS Caremark Corp.	23,800	1,216,656
Walgreen Co.	18,700	765,578
		1,982,234
Food Products - 1.8%
Amira Nature Foods Ltd.	1,960	14,092
The J.M. Smucker Co.	8,600	819,580
Unilever NV (NY Reg.)	10,445	406,519
		1,240,191
Household Products - 4.6%
Colgate-Palmolive Co.	2,839	324,867
Energizer Holdings, Inc.	4,600	422,878
Procter & Gamble Co.	25,442	1,938,172
Reckitt Benckiser Group PLC	6,140	412,547
		3,098,464
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	4,600	$ 479,688
Lorillard, Inc.	5,733	220,950
		700,638
TOTAL CONSUMER STAPLES		7,286,722
ENERGY - 11.9%
Energy Equipment & Services - 1.3%
National Oilwell Varco, Inc.	12,600	858,438
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	27,797	3,256,417
Exxon Mobil Corp.	28,222	2,527,280
Royal Dutch Shell PLC Class A sponsored ADR	9,449	620,327
Suncor Energy, Inc.	24,200	733,333
		7,137,357
TOTAL ENERGY		7,995,795
FINANCIALS - 25.9%
Capital Markets - 1.2%
Bank of New York Mellon Corp.	25,000	678,500
MLP AG	12,100	100,975
		779,475
Commercial Banks - 6.1%
PNC Financial Services Group, Inc.	10,800	673,812
U.S. Bancorp	39,766	1,351,249
Wells Fargo & Co.	58,903	2,066,317
		4,091,378
Consumer Finance - 2.1%
American Express Co.	11,800	733,370
Capital One Financial Corp.	12,943	660,481
		1,393,851
Diversified Financial Services - 6.0%
JPMorgan Chase & Co.	36,492	1,785,189
McGraw-Hill Companies, Inc.	16,966	789,767
Moody's Corp.	15,548	747,237
The NASDAQ Stock Market, Inc.	23,534	745,086
		4,067,279
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.8%
ACE Ltd.	7,600	$ 648,964
AFLAC, Inc.	10,499	524,425
Berkshire Hathaway, Inc. Class B (a)	28,387	2,900,016
Everest Re Group Ltd.	3,496	435,637
Greenlight Capital Re, Ltd. (a)	14,025	336,320
Marsh & McLennan Companies, Inc.	4,500	167,130
MetLife, Inc.	9,890	350,502
The Travelers Companies, Inc.	6,687	537,769
		5,900,763
Real Estate Investment Trusts - 1.7%
CBL & Associates Properties, Inc.	19,254	437,836
Public Storage	2,344	354,436
Rayonier, Inc.	6,948	388,185
		1,180,457
TOTAL FINANCIALS		17,413,203
HEALTH CARE - 15.7%
Biotechnology - 1.0%
Amgen, Inc.	7,400	676,434
Health Care Equipment & Supplies - 2.2%
Covidien PLC	13,700	870,909
Stryker Corp.	9,400	600,472
		1,471,381
Health Care Providers & Services - 5.7%
Chemed Corp.	3,370	260,130
CIGNA Corp.	13,762	804,527
Express Scripts Holding Co. (a)	6,300	358,533
Laboratory Corp. of America Holdings (a)	6,400	567,040
McKesson Corp.	6,429	682,310
UnitedHealth Group, Inc.	21,500	1,149,175
		3,821,715
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	4,900	222,656
Endo Health Solutions, Inc. (a)	18,957	587,667
GlaxoSmithKline PLC sponsored ADR	17,461	768,808
Johnson & Johnson	8,908	677,988
Merck & Co., Inc.	30,230	1,291,728
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	13,129	$ 359,341
Sanofi SA sponsored ADR	14,330	676,519
		4,584,707
TOTAL HEALTH CARE		10,554,237
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.9%
United Technologies Corp.	6,847	619,996
Electrical Equipment - 0.6%
Emerson Electric Co.	6,960	394,632
Industrial Conglomerates - 3.0%
3M Co.	9,300	967,200
Danaher Corp.	7,600	468,160
General Electric Co.	26,947	625,709
		2,061,069
Machinery - 0.8%
Stanley Black & Decker, Inc.	6,700	527,290
Professional Services - 1.3%
Dun & Bradstreet Corp. (d)	7,335	591,201
Nielsen Holdings B.V.	7,900	266,151
		857,352
TOTAL INDUSTRIALS		4,460,339
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.2%
Cisco Systems, Inc.	70,600	1,472,010
Computers & Peripherals - 1.5%
EMC Corp. (a)	13,100	301,431
Hewlett-Packard Co.	20,452	411,903
Lexmark International, Inc. Class A	15,474	340,737
		1,054,071
IT Services - 4.3%
Amdocs Ltd.	12,100	441,287
CACI International, Inc. Class A (a)	5,800	294,350
Fidelity National Information Services, Inc.	10,890	410,009
Fiserv, Inc. (a)	8,900	730,779
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
IBM Corp.	1,900	$ 381,577
The Western Union Co.	44,100	618,723
		2,876,725
Software - 2.2%
CA Technologies, Inc.	16,345	400,289
Microsoft Corp.	17,100	475,380
Oracle Corp.	17,142	587,285
		1,462,954
TOTAL INFORMATION TECHNOLOGY		6,865,760
MATERIALS - 1.8%
Chemicals - 0.9%
Cytec Industries, Inc.	5,100	369,189
Sigma Aldrich Corp.	3,400	262,004
		631,193
Containers & Packaging - 0.9%
Ball Corp.	12,700	564,007
TOTAL MATERIALS		1,195,200
TELECOMMUNICATION SERVICES - 1.2%
Wireless Telecommunication Services - 1.2%
Vodafone Group PLC	316,600	794,095
UTILITIES - 2.5%
Electric Utilities - 2.5%
American Electric Power Co., Inc.	17,800	832,862
Edison International	18,393	883,416
		1,716,278
TOTAL COMMON STOCKS (Cost $55,877,401)		64,693,098
Convertible Bonds - 0.8%
	Principal Amount	Value
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $492,440)	$ 620,000	$ 528,550
Money Market Funds - 3.7%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	2,021,103	2,021,103
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	498,000	498,000
TOTAL MONEY MARKET FUNDS (Cost $2,519,103)		2,519,103
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $58,888,944)		67,740,751
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(392,793)
NET ASSETS - 100%		$ 67,347,958
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 582
Fidelity Securities Lending Cash Central Fund	1,237
Total	$ 1,819
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,411,469	$ 6,411,469	$ -	$ -
Consumer Staples	7,286,722	7,286,722	-	-
Energy	7,995,795	7,995,795	-	-
Financials	17,413,203	17,413,203	-	-
Health Care	10,554,237	10,554,237	-	-
Industrials	4,460,339	4,460,339	-	-
Information Technology	6,865,760	6,865,760	-	-
Materials	1,195,200	1,195,200	-	-
Telecommunication Services	794,095	-	794,095	-
Utilities	1,716,278	1,716,278	-	-
Corporate Bonds	528,550	-	528,550	-
Money Market Funds	2,519,103	2,519,103	-	-
Total Investments in Securities:	$ 67,740,751	$ 66,418,106	$ 1,322,645	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $59,291,518. Net unrealized appreciation aggregated $8,449,233, of which $9,405,574 related to appreciated investment securities and $956,341 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797926.109

GO-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.0%
Auto Components - 0.2%
Tenneco, Inc. (a)	115,600	$ 4,096
Automobiles - 0.2%
Honda Motor Co. Ltd.	29,300	1,096
Tesla Motors, Inc. (a)	114,800	3,998
		5,094
Hotels, Restaurants & Leisure - 3.3%
Arcos Dorados Holdings, Inc. Class A (d)	222,600	2,820
BJ's Restaurants, Inc. (a)	163,400	5,031
Buffalo Wild Wings, Inc. (a)	43,500	3,423
Chipotle Mexican Grill, Inc. (a)	22,100	7,001
Chuys Holdings, Inc.	87,800	2,503
Dunkin' Brands Group, Inc.	163,600	6,078
Hyatt Hotels Corp. Class A (a)	69,700	2,864
Las Vegas Sands Corp.	154,692	7,965
McDonald's Corp.	135,600	13,004
Starbucks Corp.	237,800	13,036
Starwood Hotels & Resorts Worldwide, Inc.	134,900	8,139
The Cheesecake Factory, Inc.	64,300	2,227
		74,091
Household Durables - 1.7%
iRobot Corp. (a)	52,400	1,123
Lennar Corp. Class A (d)	434,000	16,748
SodaStream International Ltd. (a)(d)	94,839	4,513
Tempur-Pedic International, Inc. (a)	28,954	1,189
Toll Brothers, Inc. (a)	308,000	10,509
Tupperware Brands Corp.	54,600	4,271
		38,353
Internet & Catalog Retail - 1.8%
Amazon.com, Inc. (a)	109,000	28,805
Groupon, Inc. Class A (a)(d)	589,600	2,671
priceline.com, Inc. (a)	3,100	2,131
TripAdvisor, Inc. (a)	132,600	6,028
		39,635
Media - 1.6%
Comcast Corp. Class A	121,800	4,846
DIRECTV (a)	139,100	6,700
DreamWorks Animation SKG, Inc. Class A (a)	50,200	833
IMAX Corp. (a)	419,400	10,798
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Lions Gate Entertainment Corp. (a)(d)	241,100	$ 5,056
The Walt Disney Co.	123,300	6,731
		34,964
Multiline Retail - 0.5%
J.C. Penney Co., Inc.	247,500	4,349
Target Corp.	109,200	6,875
		11,224
Specialty Retail - 3.1%
Abercrombie & Fitch Co. Class A	117,300	5,470
Bed Bath & Beyond, Inc. (a)	64,700	3,672
CarMax, Inc. (a)	122,100	4,690
DSW, Inc. Class A	50,100	3,391
Five Below, Inc.	90,500	3,602
Francescas Holdings Corp. (a)	130,400	3,319
Home Depot, Inc.	215,300	14,748
Lumber Liquidators Holdings, Inc. (a)(d)	396,300	23,457
Staples, Inc.	76,300	1,006
Ulta Salon, Cosmetics & Fragrance, Inc.	55,600	4,924
		68,279
Textiles, Apparel & Luxury Goods - 5.6%
Coach, Inc.	43,400	2,098
Fifth & Pacific Companies, Inc. (a)	146,100	2,643
Fossil, Inc. (a)	197,484	20,295
lululemon athletica, Inc. (a)(d)	872,016	58,469
Michael Kors Holdings Ltd. (a)	240,700	14,269
NIKE, Inc. Class B	150,400	8,191
Prada SpA	505,200	4,996
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	100,900	2,109
Steven Madden Ltd. (a)	176,400	7,777
Swatch Group AG (Bearer)	3,750	2,132
Under Armour, Inc. Class A (sub. vtg.) (a)	48,600	2,395
		125,374
TOTAL CONSUMER DISCRETIONARY		401,110
CONSUMER STAPLES - 8.7%
Beverages - 1.8%
Monster Beverage Corp. (a)	62,500	3,152
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	174,500	$ 13,222
The Coca-Cola Co.	632,900	24,506
		40,880
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	68,700	6,959
CVS Caremark Corp.	42,700	2,183
Drogasil SA	20,617	238
Fresh Market, Inc. (a)	56,433	2,631
Wal-Mart Stores, Inc.	233,480	16,526
Whole Foods Market, Inc.	99,400	8,511
		37,048
Food Products - 1.8%
Archer Daniels Midland Co.	38,200	1,217
Bunge Ltd.	59,300	4,395
Green Mountain Coffee Roasters, Inc. (a)	589,500	28,155
Mead Johnson Nutrition Co. Class A	81,400	6,098
		39,865
Household Products - 0.5%
Procter & Gamble Co.	150,600	11,473
Personal Products - 0.6%
Avon Products, Inc.	96,142	1,880
Herbalife Ltd. (d)	296,900	11,962
		13,842
Tobacco - 2.3%
Altria Group, Inc.	506,000	16,976
Lorillard, Inc.	143,100	5,515
Philip Morris International, Inc.	319,250	29,291
		51,782
TOTAL CONSUMER STAPLES		194,890
ENERGY - 5.1%
Energy Equipment & Services - 1.9%
FMC Technologies, Inc. (a)	95,840	4,975
Halliburton Co.	118,300	4,911
National Oilwell Varco, Inc.	83,988	5,722
Schlumberger Ltd.	341,800	26,609
		42,217
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 3.2%
Anadarko Petroleum Corp.	74,200	$ 5,905
Chesapeake Energy Corp.	165,264	3,332
Concho Resources, Inc. (a)	60,900	5,479
Continental Resources, Inc. (a)	40,100	3,529
EOG Resources, Inc.	20,600	2,590
Hess Corp.	142,400	9,470
Noble Energy, Inc.	43,300	4,799
Occidental Petroleum Corp.	133,700	11,008
PDC Energy, Inc. (a)	25,700	1,199
Peabody Energy Corp.	118,100	2,546
Phillips 66	36,700	2,311
Pioneer Natural Resources Co.	27,400	3,447
Plains Exploration & Production Co. (a)	182,100	8,262
Range Resources Corp.	16,300	1,252
Valero Energy Corp.	117,000	5,334
		70,463
TOTAL ENERGY		112,680
FINANCIALS - 3.7%
Capital Markets - 0.5%
BlackRock, Inc. Class A	4,900	1,175
Charles Schwab Corp.	323,700	5,257
Goldman Sachs Group, Inc.	22,791	3,413
T. Rowe Price Group, Inc.	30,300	2,157
		12,002
Commercial Banks - 0.3%
Signature Bank (a)	31,800	2,362
Wells Fargo & Co.	125,000	4,385
		6,747
Consumer Finance - 1.3%
Discover Financial Services	780,933	30,089
Diversified Financial Services - 1.0%
Bank of America Corp.	297,800	3,344
BM&F Bovespa SA	765,958	5,189
Citigroup, Inc.	55,900	2,346
CME Group, Inc.	22,000	1,316
JPMorgan Chase & Co.	200,900	9,828
		22,023
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.2%
Berkshire Hathaway, Inc. Class A (a)	24	$ 3,662
Real Estate Investment Trusts - 0.3%
Rayonier, Inc.	40,300	2,252
Simon Property Group, Inc.	25,978	4,127
		6,379
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	100,400	2,239
TOTAL FINANCIALS		83,141
HEALTH CARE - 17.4%
Biotechnology - 13.7%
Alexion Pharmaceuticals, Inc. (a)	39,500	3,426
Alkermes PLC (a)	1,023,600	22,222
Alnylam Pharmaceuticals, Inc. (a)	72,300	1,713
Amarin Corp. PLC ADR (a)(d)	265,000	2,144
Amgen, Inc.	201,400	18,410
Biogen Idec, Inc. (a)	41,600	6,920
Celgene Corp. (a)	55,235	5,699
Cepheid, Inc. (a)	136,353	4,967
Elan Corp. PLC sponsored ADR (a)	951,300	10,788
Exelixis, Inc. (a)(d)	2,173,411	9,911
Gilead Sciences, Inc. (a)	479,200	20,467
ImmunoGen, Inc. (a)(d)	1,446,251	21,940
Immunomedics, Inc. (a)(d)	1,385,487	3,187
Infinity Pharmaceuticals, Inc. (a)	16,500	681
InterMune, Inc. (a)	110,400	979
Ironwood Pharmaceuticals, Inc. Class A (a)	162,500	2,426
Isis Pharmaceuticals, Inc. (a)(d)	1,317,353	19,365
Lexicon Pharmaceuticals, Inc. (a)	8,924,706	17,582
Merrimack Pharmaceuticals, Inc.	243,200	1,556
Metabolix, Inc. (a)(d)	377,795	918
NPS Pharmaceuticals, Inc. (a)	346,800	2,767
Prothena Corp. PLC (a)	23,202	143
Regeneron Pharmaceuticals, Inc. (a)	414,000	69,138
Rigel Pharmaceuticals, Inc. (a)	900,748	6,053
Seattle Genetics, Inc. (a)(d)	1,670,467	47,007
Transition Therapeutics, Inc. (a)	537,433	1,134
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Transition Therapeutics, Inc. (a)(e)	346,464	$ 731
Vertex Pharmaceuticals, Inc. (a)	45,390	2,125
		304,399
Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	156,200	5,278
Baxter International, Inc.	42,300	2,859
Cyberonics, Inc. (a)	79,700	3,646
		11,783
Health Care Providers & Services - 0.8%
Accretive Health, Inc. (a)	176,000	1,686
BioScrip, Inc. (a)	94,900	1,039
Catamaran Corp. (a)	107,100	5,752
Express Scripts Holding Co. (a)	125,167	7,123
McKesson Corp.	20,900	2,218
		17,818
Health Care Technology - 0.2%
athenahealth, Inc. (a)	52,500	4,924
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)(d)	19,300	968
Pharmaceuticals - 2.1%
AbbVie, Inc.	156,200	5,767
Allergan, Inc.	84,600	9,172
Auxilium Pharmaceuticals, Inc. (a)	146,300	2,494
Bristol-Myers Squibb Co.	239,700	8,862
Hospira, Inc. (a)	38,400	1,130
Johnson & Johnson	37,800	2,877
MAP Pharmaceuticals, Inc. (a)	538,554	13,464
Questcor Pharmaceuticals, Inc.	90,600	2,954
		46,720
TOTAL HEALTH CARE		386,612
INDUSTRIALS - 6.8%
Aerospace & Defense - 0.9%
Honeywell International, Inc.	125,800	8,819
The Boeing Co.	132,500	10,189
		19,008
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
FedEx Corp.	22,400	$ 2,362
United Parcel Service, Inc. Class B	210,400	17,390
		19,752
Airlines - 0.8%
Southwest Airlines Co.	528,000	6,178
Spirit Airlines, Inc. (a)	107,200	2,171
United Continental Holdings, Inc. (a)	345,900	9,239
		17,588
Construction & Engineering - 0.2%
Fluor Corp.	26,600	1,647
Quanta Services, Inc. (a)	97,859	2,779
		4,426
Electrical Equipment - 0.2%
Roper Industries, Inc.	38,800	4,835
Industrial Conglomerates - 1.1%
3M Co.	69,100	7,186
Danaher Corp.	240,100	14,790
General Electric Co.	147,600	3,427
		25,403
Machinery - 1.2%
Caterpillar, Inc.	153,800	14,207
Cummins, Inc.	29,400	3,407
Deere & Co.	58,100	5,103
ITT Corp.	24,100	635
Rexnord Corp.	61,200	1,247
Xylem, Inc.	63,000	1,733
		26,332
Professional Services - 0.1%
Nielsen Holdings B.V.	52,700	1,775
Road & Rail - 1.4%
CSX Corp.	324,100	7,435
Hertz Global Holdings, Inc. (a)	56,800	1,133
Kansas City Southern	10,700	1,102
Union Pacific Corp.	162,600	22,294
		31,964
TOTAL INDUSTRIALS		151,083
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 36.3%
Communications Equipment - 2.4%
F5 Networks, Inc. (a)	27,500	$ 2,597
Infinera Corp. (a)(d)	1,483,881	9,630
Juniper Networks, Inc. (a)	65,500	1,355
Palo Alto Networks, Inc.	2,500	153
QUALCOMM, Inc.	575,865	37,794
Riverbed Technology, Inc. (a)	115,800	1,769
		53,298
Computers & Peripherals - 6.4%
3D Systems Corp. (a)(d)	35,700	1,319
Apple, Inc.	285,958	126,216
Fusion-io, Inc. (a)(d)	597,203	10,081
SanDisk Corp. (a)	49,200	2,479
Silicon Graphics International Corp. (a)(d)	151,434	2,279
Stratasys Ltd. (a)	15,500	979
		143,353
Electronic Equipment & Components - 0.1%
Corning, Inc.	66,000	832
Universal Display Corp. (a)	30,900	970
		1,802
Internet Software & Services - 7.2%
Akamai Technologies, Inc. (a)	64,800	2,395
Baidu.com, Inc. sponsored ADR (a)	41,600	3,776
Cornerstone OnDemand, Inc. (a)	140,000	4,740
eBay, Inc. (a)	271,100	14,824
Facebook, Inc. Class A	462,341	12,599
Google, Inc. Class A (a)	130,665	104,689
LinkedIn Corp. (a)	18,800	3,162
Rackspace Hosting, Inc. (a)	167,702	9,368
Web.com Group, Inc. (a)	275,200	4,700
		160,253
IT Services - 3.7%
Cognizant Technology Solutions Corp. Class A (a)	142,816	10,964
IBM Corp.	117,900	23,678
MasterCard, Inc. Class A	34,100	17,658
Visa, Inc. Class A	183,600	29,126
		81,426
Semiconductors & Semiconductor Equipment - 7.4%
Analog Devices, Inc.	19,600	886
Applied Materials, Inc.	211,300	2,895
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	1,382,925	$ 10,994
Broadcom Corp. Class A	162,900	5,557
Cree, Inc. (a)(d)	785,500	35,528
Cypress Semiconductor Corp.	1,548,066	16,301
Intel Corp.	299,400	6,242
Mellanox Technologies Ltd. (a)	192,200	10,135
NVIDIA Corp.	2,676,230	33,881
Rambus, Inc. (a)	1,441,100	8,128
Silicon Laboratories, Inc. (a)	764,600	31,746
Skyworks Solutions, Inc. (a)	48,300	1,029
Xilinx, Inc.	60,800	2,266
		165,588
Software - 9.1%
Citrix Systems, Inc. (a)	46,000	3,261
Concur Technologies, Inc. (a)	66,400	4,661
Diligent Board Member Services, Inc. (a)	237,910	1,033
Infoblox, Inc.	7,200	152
Microsoft Corp.	852,300	23,694
NetSuite, Inc. (a)	133,800	9,338
Oracle Corp.	338,200	11,587
Proofpoint, Inc.	5,800	81
QLIK Technologies, Inc. (a)	272,274	7,079
Red Hat, Inc. (a)	708,330	35,990
salesforce.com, Inc. (a)	523,100	88,519
ServiceNow, Inc.	39,300	1,276
SolarWinds, Inc. (a)	94,700	5,347
Solera Holdings, Inc.	20,900	1,177
Splunk, Inc.	41,100	1,485
TiVo, Inc. (a)	262,000	3,246
VMware, Inc. Class A (a)	34,900	2,507
Workday, Inc.	37,800	2,090
		202,523
TOTAL INFORMATION TECHNOLOGY		808,243
MATERIALS - 2.1%
Chemicals - 1.9%
CF Industries Holdings, Inc.	9,200	1,848
E.I. du Pont de Nemours & Co.	119,400	5,719
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Eastman Chemical Co.	31,200	$ 2,176
Monsanto Co.	334,300	33,774
		43,517
Metals & Mining - 0.2%
Nucor Corp.	76,800	3,460
TOTAL MATERIALS		46,977
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	178,400	8,301
Wireless Telecommunication Services - 0.2%
Sprint Nextel Corp. (a)	920,700	5,340
TOTAL TELECOMMUNICATION SERVICES		13,641
TOTAL COMMON STOCKS (Cost $1,680,875)		2,198,377
Money Market Funds - 4.9%

Fidelity Cash Central Fund, 0.16% (b)	29,655,467	29,655
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	78,538,447	78,538
TOTAL MONEY MARKET FUNDS (Cost $108,193)		108,193
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $1,789,068)		2,306,570
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(79,933)
NET ASSETS - 100%		$ 2,226,637
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $731,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Transition Therapeutics, Inc.	11/21/11	$ 468
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	260
Total	$ 270
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 401,110	$ 400,014	$ 1,096	$ -
Consumer Staples	194,890	194,890	-	-
Energy	112,680	112,680	-	-
Financials	83,141	83,141	-	-
Health Care	386,612	386,612	-	-
Industrials	151,083	151,083	-	-
Information Technology	808,243	808,243	-	-
Materials	46,977	46,977	-	-
Telecommunication Services	13,641	13,641	-	-
Money Market Funds	108,193	108,193	-	-
Total Investments in Securities:	$ 2,306,570	$ 2,305,474	$ 1,096	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,791,238,000. Net unrealized appreciation aggregated $515,332,000, of which $650,609,000 related to appreciated investment securities and $135,277,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797937.109

ATQG-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Automobiles - 0.7%
Ford Motor Co.	9,593	$ 120,968
Harley-Davidson, Inc.	3,800	199,994
Tesla Motors, Inc. (a)	600	20,898
		341,860
Distributors - 0.1%
LKQ Corp. (a)	2,500	52,975
Hotels, Restaurants & Leisure - 2.0%
Las Vegas Sands Corp.	3,900	200,811
McDonald's Corp.	3,184	305,346
Starbucks Corp.	8,059	441,794
		947,951
Household Durables - 1.8%
D.R. Horton, Inc.	9,100	202,930
Toll Brothers, Inc. (a)	9,580	326,870
Whirlpool Corp.	2,500	282,375
		812,175
Internet & Catalog Retail - 2.8%
Amazon.com, Inc. (a)	3,167	836,943
priceline.com, Inc. (a)	670	460,679
		1,297,622
Media - 2.3%
CBS Corp. Class B	3,562	154,555
Comcast Corp. Class A	17,066	679,056
Discovery Communications, Inc. (a)	3,100	227,323
		1,060,934
Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	12,963	268,075
Dick's Sporting Goods, Inc.	3,106	155,300
DSW, Inc. Class A	2,334	157,988
Home Depot, Inc.	12,744	872,964
Lowe's Companies, Inc.	7,184	274,070
Ross Stores, Inc.	4,800	278,208
Tractor Supply Co.	1,019	105,966
		2,112,571
Textiles, Apparel & Luxury Goods - 3.1%
Christian Dior SA	300	50,114
lululemon athletica, Inc. (a)	3,882	260,288
Michael Kors Holdings Ltd. (a)	5,110	302,921
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	9,000	$ 490,140
PVH Corp.	2,800	341,180
		1,444,643
TOTAL CONSUMER DISCRETIONARY		8,070,731
CONSUMER STAPLES - 10.6%
Beverages - 3.9%
Beam, Inc.	3,017	184,128
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	2,100	234,654
PepsiCo, Inc.	4,569	346,193
Remy Cointreau SA	1,705	215,473
The Coca-Cola Co.	21,602	836,429
		1,816,877
Food & Staples Retailing - 2.5%
CVS Caremark Corp.	10,588	541,259
Wal-Mart Stores, Inc.	6,630	469,271
Walgreen Co.	3,396	139,032
		1,149,562
Food Products - 1.0%
Danone SA	4,061	282,005
Mead Johnson Nutrition Co. Class A	2,263	169,521
		451,526
Household Products - 1.0%
Procter & Gamble Co.	6,430	489,837
Tobacco - 2.2%
Altria Group, Inc.	13,992	469,432
British American Tobacco PLC (United Kingdom)	4,511	234,678
Lorillard, Inc.	8,836	340,539
		1,044,649
TOTAL CONSUMER STAPLES		4,952,451
ENERGY - 5.0%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	3,300	210,276
Ensco PLC Class A	5,498	330,650
Halliburton Co.	5,800	240,758
McDermott International, Inc. (a)	7,300	92,856
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
National Oilwell Varco, Inc.	2,300	$ 156,699
Schlumberger Ltd.	4,280	333,198
		1,364,437
Oil, Gas & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	7,700	61,446
Canadian Natural Resources Ltd.	4,700	143,655
Noble Energy, Inc.	1,600	177,328
Pioneer Natural Resources Co.	1,800	226,458
The Williams Companies, Inc.	11,030	382,851
		991,738
TOTAL ENERGY		2,356,175
FINANCIALS - 6.2%
Capital Markets - 1.4%
Charles Schwab Corp.	14,453	234,717
The Blackstone Group LP	21,689	409,922
		644,639
Commercial Banks - 0.6%
Wells Fargo & Co.	7,286	255,593
Consumer Finance - 0.8%
SLM Corp.	19,889	377,294
Diversified Financial Services - 1.8%
BTG Pactual Participations Ltd. unit	12,900	237,158
Citigroup, Inc.	8,371	351,331
McGraw-Hill Companies, Inc.	5,063	235,683
		824,172
Real Estate Investment Trusts - 1.0%
American Tower Corp.	6,300	488,880
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	5,853	141,467
Realogy Holdings Corp.	3,470	155,630
		297,097
TOTAL FINANCIALS		2,887,675
HEALTH CARE - 13.4%
Biotechnology - 6.3%
Achillion Pharmaceuticals, Inc. (a)	5,850	47,385
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Alkermes PLC (a)	1,800	$ 39,078
Amgen, Inc.	8,735	798,466
ARIAD Pharmaceuticals, Inc. (a)	3,500	73,605
Biogen Idec, Inc. (a)	1,300	216,242
BioMarin Pharmaceutical, Inc. (a)	2,900	168,113
Celgene Corp. (a)	3,855	397,759
Gilead Sciences, Inc. (a)	22,640	966,954
Regeneron Pharmaceuticals, Inc. (a)	900	150,300
Theravance, Inc. (a)	3,715	75,377
		2,933,279
Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	7,717	242,622
Boston Scientific Corp. (a)	15,800	116,762
The Cooper Companies, Inc.	3,950	418,937
		778,321
Health Care Providers & Services - 2.1%
Brookdale Senior Living, Inc. (a)	10,943	302,902
Catamaran Corp. (a)	3,880	208,395
Express Scripts Holding Co. (a)	6,741	383,630
Team Health Holdings, Inc. (a)	3,480	116,545
		1,011,472
Pharmaceuticals - 3.3%
AbbVie, Inc.	13,812	509,939
Actavis, Inc. (a)	3,342	284,605
Johnson & Johnson	3,585	272,854
Merck & Co., Inc.	2,650	113,235
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,500	236,048
Warner Chilcott PLC	8,600	116,186
		1,532,867
TOTAL HEALTH CARE		6,255,939
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.3%
Textron, Inc.	9,900	285,615
United Technologies Corp.	8,672	785,250
		1,070,865
Air Freight & Logistics - 1.3%
United Parcel Service, Inc. Class B	7,410	612,437
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 0.4%
Quanta Services, Inc. (a)	6,723	$ 190,933
Electrical Equipment - 0.9%
Eaton Corp. PLC	6,528	404,540
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	3,243	220,102
Machinery - 3.2%
Caterpillar, Inc.	3,903	360,520
Cummins, Inc.	3,400	393,958
Ingersoll-Rand PLC	6,997	368,392
Manitowoc Co., Inc.	21,605	400,125
		1,522,995
Professional Services - 1.2%
Nielsen Holdings B.V.	4,575	154,132
Randstad Holding NV	3,791	161,175
Towers Watson & Co.	3,987	265,415
		580,722
Road & Rail - 1.0%
Union Pacific Corp.	3,404	466,722
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	3,145	232,416
TOTAL INDUSTRIALS		5,301,732
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 3.1%
Juniper Networks, Inc. (a)	7,750	160,270
Motorola Solutions, Inc.	6,364	395,904
QUALCOMM, Inc.	13,775	904,053
		1,460,227
Computers & Peripherals - 5.7%
Apple, Inc.	5,654	2,495,673
EMC Corp. (a)	7,553	173,795
		2,669,468
Internet Software & Services - 5.2%
eBay, Inc. (a)	5,930	324,252
Facebook, Inc. Class A	11,334	308,852
Google, Inc. Class A (a)	2,231	1,787,477
		2,420,581
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - 5.9%
Accenture PLC Class A	6,790	$ 504,904
Cognizant Technology Solutions Corp. Class A (a)	3,419	262,477
IBM Corp.	2,830	568,349
MasterCard, Inc. Class A	1,090	564,424
Visa, Inc. Class A	5,304	841,427
		2,741,581
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	8,606	304,825
Broadcom Corp. Class A	13,522	461,235
Samsung Electronics Co. Ltd.	188	267,692
Skyworks Solutions, Inc. (a)	6,540	139,302
		1,173,054
Software - 6.8%
Check Point Software Technologies Ltd. (a)	4,705	247,060
Concur Technologies, Inc. (a)	2,300	161,460
Fortinet, Inc. (a)	11,028	266,657
Guidewire Software, Inc. (a)	8,000	292,400
Microsoft Corp.	18,340	509,852
Oracle Corp.	33,554	1,149,560
salesforce.com, Inc. (a)	2,725	461,125
Splunk, Inc.	1,812	65,468
Workday, Inc.	600	33,174
		3,186,756
TOTAL INFORMATION TECHNOLOGY		13,651,667
MATERIALS - 5.2%
Chemicals - 3.6%
Albemarle Corp.	3,800	247,304
Axiall Corp.	4,300	243,294
Eastman Chemical Co.	5,360	373,753
LyondellBasell Industries NV Class A (d)	3,000	175,860
Monsanto Co.	6,273	633,761
		1,673,972
Construction Materials - 0.9%
Lafarge SA (Bearer)	1,300	87,644
Vulcan Materials Co.	6,763	344,440
		432,084
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Commercial Metals Co.	9,829	$ 160,311
Paper & Forest Products - 0.3%
Boise Cascade Co.	5,500	149,050
TOTAL MATERIALS		2,415,417
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	3,646	91,660
TOTAL COMMON STOCKS (Cost $41,108,719)		45,983,447
Money Market Funds - 1.9%

Fidelity Cash Central Fund, 0.16% (b)	753,248	753,248
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	119,000	119,000
TOTAL MONEY MARKET FUNDS (Cost $872,248)		872,248
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $41,980,967)		46,855,695
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(138,511)
NET ASSETS - 100%		$ 46,717,184
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 434
Fidelity Securities Lending Cash Central Fund	862
Total	$ 1,296
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 8,070,731	$ 8,070,731	$ -	$ -
Consumer Staples	4,952,451	4,717,773	234,678	-
Energy	2,356,175	2,356,175	-	-
Financials	2,887,675	2,887,675	-	-
Health Care	6,255,939	6,255,939	-	-
Industrials	5,301,732	5,301,732	-	-
Information Technology	13,651,667	13,651,667	-	-
Materials	2,415,417	2,415,417	-	-
Telecommunication Services	91,660	91,660	-	-
Money Market Funds	872,248	872,248	-	-
Total Investments in Securities:	$ 46,855,695	$ 46,621,017	$ 234,678	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $42,076,027. Net unrealized appreciation aggregated $4,779,668, of which $5,524,604 related to appreciated investment securities and $744,936 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity Advisor® Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797925.109

AGAI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.5%
Gentex Corp.	143,671	$ 2,694
Johnson Controls, Inc.	80,042	2,519
		5,213
Automobiles - 0.3%
Ford Motor Co.	257,124	3,242
Distributors - 0.2%
Genuine Parts Co.	400	28
Li & Fung Ltd.	888,000	1,191
LKQ Corp. (a)	21,700	460
		1,679
Hotels, Restaurants & Leisure - 1.5%
McDonald's Corp.	98,414	9,438
Wyndham Worldwide Corp.	30,117	1,814
Yum! Brands, Inc.	51,839	3,394
		14,646
Media - 4.3%
Comcast Corp. Class A (special) (non-vtg.)	480,529	18,409
Scripps Networks Interactive, Inc. Class A	36,370	2,293
The Walt Disney Co.	43,624	2,381
Thomson Reuters Corp. (d)	50,900	1,555
Time Warner, Inc.	268,333	14,267
Viacom, Inc. Class B (non-vtg.)	74,085	4,331
		43,236
Multiline Retail - 2.1%
Kohl's Corp.	38,575	1,778
Target Corp.	297,165	18,710
		20,488
Specialty Retail - 1.9%
Lowe's Companies, Inc.	434,632	16,581
Staples, Inc.	157,429	2,075
		18,656
TOTAL CONSUMER DISCRETIONARY		107,160
CONSUMER STAPLES - 11.3%
Beverages - 2.8%
Molson Coors Brewing Co. Class B	43,227	1,911
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	139,956	$ 10,604
The Coca-Cola Co.	407,864	15,792
		28,307
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	98,351	5,028
Kroger Co.	65,500	1,913
Walgreen Co.	301,660	12,350
		19,291
Food Products - 1.2%
Bunge Ltd.	8,684	644
Danone SA	37,267	2,588
Kellogg Co.	113,049	6,839
Mead Johnson Nutrition Co. Class A	18,906	1,416
		11,487
Household Products - 3.4%
Kimberly-Clark Corp.	107,890	10,172
Procter & Gamble Co.	303,767	23,141
		33,313
Personal Products - 0.0%
L'Oreal SA	2,100	314
Tobacco - 2.0%
British American Tobacco PLC sponsored ADR	111,538	11,631
Lorillard, Inc.	196,105	7,558
Philip Morris International, Inc.	5,532	508
		19,697
TOTAL CONSUMER STAPLES		112,409
ENERGY - 11.4%
Energy Equipment & Services - 1.4%
Canadian Energy Services & Tech Credit	6,700	71
Ensco PLC Class A	16,172	973
Exterran Partners LP	37,920	894
Halliburton Co.	174,419	7,240
Schlumberger Ltd.	59,334	4,619
		13,797
Oil, Gas & Consumable Fuels - 10.0%
Apache Corp.	32,428	2,408
Atlas Pipeline Partners LP	57,610	1,903
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
BG Group PLC	100,415	$ 1,775
BP PLC sponsored ADR	106,629	4,308
Canadian Natural Resources Ltd.	203,100	6,208
Chevron Corp.	261,573	30,643
Exxon Mobil Corp.	153,631	13,758
Legacy Reserves LP	22,468	593
Markwest Energy Partners LP	70,198	4,013
Occidental Petroleum Corp.	131,028	10,788
Royal Dutch Shell PLC Class A (United Kingdom)	331,739	10,896
Southcross Energy Partners LP	3,800	87
Suncor Energy, Inc.	242,900	7,361
Tesoro Logistics LP	9,728	485
The Williams Companies, Inc.	118,610	4,117
		99,343
TOTAL ENERGY		113,140
FINANCIALS - 20.3%
Capital Markets - 4.8%
Apollo Investment Corp.	88,594	770
Ashmore Group PLC	325,508	1,769
BlackRock, Inc. Class A	14,000	3,357
Charles Schwab Corp.	648,630	10,534
Invesco Ltd.	29,300	785
KKR & Co. LP	307,424	5,601
Morgan Stanley	415,258	9,364
Northern Trust Corp.	90,432	4,808
State Street Corp.	88,093	4,985
TD Ameritrade Holding Corp.	94,354	1,794
The Blackstone Group LP	178,000	3,364
UBS AG	29,495	466
		47,597
Commercial Banks - 5.6%
City National Corp.	22,873	1,299
Comerica, Inc.	99,194	3,410
PNC Financial Services Group, Inc.	101,316	6,321
Standard Chartered PLC (United Kingdom)	112,544	3,066
SunTrust Banks, Inc.	100,248	2,766
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	278,470	$ 9,462
Wells Fargo & Co.	829,667	29,105
		55,429
Consumer Finance - 0.2%
SLM Corp.	119,645	2,270
Diversified Financial Services - 7.6%
Bank of America Corp.	541,747	6,084
Citigroup, Inc.	435,947	18,297
CME Group, Inc.	49,813	2,980
JPMorgan Chase & Co.	776,095	37,966
KKR Financial Holdings LLC	605,225	6,712
McGraw-Hill Companies, Inc.	20,498	954
NYSE Euronext	39,506	1,473
The NASDAQ Stock Market, Inc.	22,000	697
		75,163
Insurance - 1.4%
AFLAC, Inc.	12,209	610
MetLife, Inc.	234,279	8,303
MetLife, Inc. unit	58,400	2,751
Prudential Financial, Inc.	33,646	1,870
		13,534
Real Estate Investment Trusts - 0.3%
Sun Communities, Inc.	64,346	2,994
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (e)	67,500	1,350
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp. (a)	31,942	95
Radian Group, Inc.	382,577	3,371
		3,466
TOTAL FINANCIALS		201,803
HEALTH CARE - 11.8%
Biotechnology - 0.8%
Amgen, Inc.	87,356	7,985
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	81,775	2,763
Baxter International, Inc.	13,910	940
ResMed, Inc.	10,018	446
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	76,121	$ 3,121
Stryker Corp.	58,559	3,741
		11,011
Health Care Providers & Services - 2.8%
Aetna, Inc.	87,483	4,128
Cardinal Health, Inc.	41,852	1,934
Fresenius Medical Care AG & Co. KGaA	13,800	946
McKesson Corp.	82,010	8,704
Quest Diagnostics, Inc.	47,387	2,662
UnitedHealth Group, Inc.	44,400	2,373
WellPoint, Inc.	119,101	7,406
		28,153
Health Care Technology - 0.1%
Quality Systems, Inc.	79,300	1,469
Life Sciences Tools & Services - 0.1%
Lonza Group AG	12,040	752
Pharmaceuticals - 6.9%
AbbVie, Inc.	163,723	6,045
AstraZeneca PLC sponsored ADR	48,100	2,186
Eli Lilly & Co.	31,904	1,744
GlaxoSmithKline PLC sponsored ADR	142,033	6,254
Johnson & Johnson	208,957	15,904
Merck & Co., Inc.	443,700	18,959
Novartis AG sponsored ADR	50,257	3,407
Pfizer, Inc.	303,890	8,317
Sanofi SA	33,343	3,149
Teva Pharmaceutical Industries Ltd. sponsored ADR	48,429	1,811
Warner Chilcott PLC	52,900	715
		68,491
TOTAL HEALTH CARE		117,861
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	31,108	2,181
Raytheon Co.	18,929	1,033
Rockwell Collins, Inc.	105,213	6,324
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	115,016	$ 8,845
United Technologies Corp.	90,361	8,182
		26,565
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	59,182	3,375
United Parcel Service, Inc. Class B	152,524	12,606
		15,981
Commercial Services & Supplies - 0.5%
Aggreko PLC	26,410	680
Interface, Inc.	50,395	923
Pitney Bowes, Inc.	84,521	1,107
Republic Services, Inc.	44,970	1,414
Ritchie Brothers Auctioneers, Inc.	15,900	360
		4,484
Electrical Equipment - 0.6%
Emerson Electric Co.	20,766	1,177
Hubbell, Inc. Class B	42,982	3,993
Zumtobel AG	17,480	262
		5,432
Industrial Conglomerates - 3.0%
General Electric Co.	1,284,236	29,820
Machinery - 1.6%
Cummins, Inc.	7,439	862
Douglas Dynamics, Inc.	157,195	2,235
Graco, Inc.	23,604	1,371
Illinois Tool Works, Inc.	19,750	1,215
Ingersoll-Rand PLC	82,530	4,345
ITT Corp.	31,941	841
Lincoln Electric Holdings, Inc.	1,935	108
Morgan Crucible Co. PLC	86,689	387
Schindler Holding AG (participation certificate)	651	101
Stanley Black & Decker, Inc.	56,299	4,431
		15,896
Marine - 0.2%
Irish Continental Group PLC unit	17,407	455
Kuehne & Nagel International AG	15,589	1,793
		2,248
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
Amadeus Fire AG	8,143	$ 407
Bureau Veritas SA	9,731	1,255
Dun & Bradstreet Corp.	16,000	1,290
Michael Page International PLC	264,104	1,720
Randstad Holding NV	9,900	421
		5,093
Road & Rail - 1.0%
CSX Corp.	162,270	3,722
J.B. Hunt Transport Services, Inc.	42,580	2,960
Kansas City Southern	532	55
Norfolk Southern Corp.	48,892	3,572
		10,309
Trading Companies & Distributors - 0.5%
MSC Industrial Direct Co., Inc. Class A	15,500	1,322
W.W. Grainger, Inc.	13,773	3,119
Watsco, Inc.	12,211	951
		5,392
TOTAL INDUSTRIALS		121,220
INFORMATION TECHNOLOGY - 15.6%
Communications Equipment - 1.7%
Cisco Systems, Inc.	564,117	11,762
QUALCOMM, Inc.	79,990	5,250
		17,012
Computers & Peripherals - 3.3%
Apple, Inc.	75,093	33,146
Electronic Equipment & Components - 0.1%
Arrow Electronics, Inc. (a)	12,334	495
Internet Software & Services - 1.8%
Google, Inc. Class A (a)	22,841	18,300
IT Services - 5.8%
Accenture PLC Class A	18,002	1,339
Cognizant Technology Solutions Corp. Class A (a)	62,710	4,814
Fidelity National Information Services, Inc.	143,440	5,401
IBM Corp.	20,800	4,177
MasterCard, Inc. Class A	18,239	9,445
Paychex, Inc.	491,244	16,260
The Western Union Co.	415,889	5,835
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Total System Services, Inc.	42,931	$ 1,020
Visa, Inc. Class A	55,735	8,842
		57,133
Semiconductors & Semiconductor Equipment - 0.9%
Altera Corp.	67,905	2,405
Analog Devices, Inc.	61,973	2,802
Applied Materials, Inc.	300,364	4,115
		9,322
Software - 2.0%
Microsoft Corp.	713,042	19,823
TOTAL INFORMATION TECHNOLOGY		155,231
MATERIALS - 1.5%
Chemicals - 1.5%
Air Products & Chemicals, Inc.	31,805	2,746
Airgas, Inc.	28,552	2,863
E.I. du Pont de Nemours & Co.	56,852	2,723
FMC Corp.	13,459	811
Sigma Aldrich Corp.	11,333	873
Syngenta AG (Switzerland)	10,560	4,482
The Scotts Miracle-Gro Co. Class A	10,800	479
		14,977
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
CenturyLink, Inc.	28,886	1,001
Verizon Communications, Inc.	261,788	12,181
		13,182
Wireless Telecommunication Services - 0.7%
Vodafone Group PLC sponsored ADR	267,150	6,716
TOTAL TELECOMMUNICATION SERVICES		19,898
UTILITIES - 1.7%
Electric Utilities - 1.3%
American Electric Power Co., Inc.	18,748	877
Duke Energy Corp.	29,438	2,039
EDF SA	32,900	622
Edison International	20,400	980
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
FirstEnergy Corp.	138,491	$ 5,468
ITC Holdings Corp.	13,250	1,120
Northeast Utilities	16,665	692
PPL Corp.	47,366	1,460
		13,258
Multi-Utilities - 0.4%
National Grid PLC	17,865	197
PG&E Corp.	37,966	1,619
Sempra Energy	26,300	2,045
		3,861
TOTAL UTILITIES		17,119
TOTAL COMMON STOCKS (Cost $844,763)		980,818
Convertible Preferred Stocks - 0.8%

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Bunge Ltd. 4.875%	6,600	693
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Apache Corp. 6.00%	14,200	613
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.6%
Alere, Inc. 3.00%	28,652	5,941
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	18,900	1,101
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,854)		8,348
Convertible Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e)	$ 1,592	$ 1,109
TOTAL CONVERTIBLE BONDS (Cost $1,592)		1,109
Money Market Funds - 0.3%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	1,847,694	1,848
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	951,000	951
TOTAL MONEY MARKET FUNDS (Cost $2,799)		2,799
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $859,008)		993,074
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,176
NET ASSETS - 100%		$ 995,250
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,459,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,592
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 1,350
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1
Fidelity Securities Lending Cash Central Fund	3
Total	$ 4
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 107,160	$ 107,160	$ -	$ -
Consumer Staples	113,102	112,409	693	-
Energy	113,753	102,857	10,896	-
Financials	201,803	197,236	3,217	1,350
Health Care	123,802	119,707	4,095	-
Industrials	122,321	122,321	-	-
Information Technology	155,231	155,231	-	-
Materials	14,977	10,495	4,482	-
Telecommunication Services	19,898	19,898	-	-
Utilities	17,119	16,922	197	-
Corporate Bonds	1,109	-	1,109	-
Money Market Funds	2,799	2,799	-	-
Total Investments in Securities:	$ 993,074	$ 967,035	$ 24,689	$ 1,350

During the period, 25,355,000 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $503,299,000. The Fund recognized a gain of $94,937,000 for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $866,412,000. Net unrealized appreciation aggregated $126,662,000, of which $148,038,000 related to appreciated investment securities and $21,376,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797929.109

ASCF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.8%
Auto Components - 1.5%
Dorman Products, Inc. (d)	1,400,000	$ 48,944
Sungwoo Hitech Co. Ltd.	600,000	7,885
		56,829
Diversified Consumer Services - 2.3%
Best Bridal, Inc. (e)	15,908	21,058
Grand Canyon Education, Inc. (a)	1,500,000	35,925
Meiko Network Japan Co. Ltd. (e)	2,200,000	26,963
		83,946
Hotels, Restaurants & Leisure - 2.1%
AFC Enterprises, Inc. (a)	800,000	24,000
Einstein Noah Restaurant Group, Inc.	200,000	2,688
Life Time Fitness, Inc. (a)	550,000	23,177
Texas Roadhouse, Inc. Class A	1,500,000	29,010
		78,875
Household Durables - 1.8%
Hajime Construction Co. Ltd.	673,600	26,743
Tupperware Brands Corp.	500,000	39,115
		65,858
Specialty Retail - 8.0%
Aarons, Inc. Class A	1,200,000	32,748
Aeropostale, Inc. (a)(e)	4,056,300	52,813
Ascena Retail Group, Inc. (a)	3,250,000	54,568
Conn's, Inc. (a)	800,000	25,632
Genesco, Inc. (a)	500,000	29,340
Jumbo SA	2,250,000	21,444
Office Depot, Inc. (a)(d)	7,000,000	28,210
OfficeMax, Inc.	2,000,000	23,940
Penske Automotive Group, Inc.	1,000,000	29,760
		298,455
Textiles, Apparel & Luxury Goods - 3.1%
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,100,000	43,890
Steven Madden Ltd. (a)	900,000	39,681
Wolverine World Wide, Inc. (d)	800,000	33,760
		117,331
TOTAL CONSUMER DISCRETIONARY		701,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 5.5%
Food & Staples Retailing - 1.9%
Ain Pharmaciez, Inc.	130,000	$ 6,788
Sundrug Co. Ltd.	890,000	34,423
Tsuruha Holdings, Inc.	350,000	30,322
		71,533
Food Products - 1.1%
Darling International, Inc. (a)	1,600,000	26,704
WhiteWave Foods Co. (d)	1,000,000	15,640
		42,344
Personal Products - 2.5%
Atrium Innovations, Inc. (a)(e)	2,300,000	26,674
Prestige Brands Holdings, Inc. (a)(e)	2,700,000	64,232
		90,906
TOTAL CONSUMER STAPLES		204,783
ENERGY - 6.4%
Energy Equipment & Services - 3.8%
Cathedral Energy Services Ltd. (e)	2,900,000	14,173
Era Group, Inc. (a)	155,342	3,136
Pason Systems, Inc.	2,100,000	33,050
SEACOR Holdings, Inc.	230,000	15,980
Superior Energy Services, Inc. (a)	1,100,000	29,095
Unit Corp. (a)	450,000	20,466
Western Energy Services Corp. (a)(f)	1,080,720	7,420
Western Energy Services Corp.	2,600,000	17,850
		141,170
Oil, Gas & Consumable Fuels - 2.6%
Hargreaves Services PLC	1,200,000	15,556
Sunoco Logistics Partners LP	600,000	37,518
World Fuel Services Corp.	1,200,000	45,636
		98,710
TOTAL ENERGY		239,880
FINANCIALS - 17.7%
Capital Markets - 0.9%
Virtus Investment Partners, Inc. (a)	200,000	33,602
Commercial Banks - 4.5%
Bank of the Ozarks, Inc.	263,462	10,114
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
East West Bancorp, Inc.	1,300,000	$ 31,980
First Financial Bankshares, Inc. (d)	750,000	33,450
Prosperity Bancshares, Inc.	700,000	32,298
Sterling Financial Corp.	1,300,000	27,534
SVB Financial Group (a)	500,000	33,530
		168,906
Consumer Finance - 1.1%
EZCORP, Inc. (non-vtg.) Class A (a)	2,000,000	41,360
Insurance - 5.2%
CNO Financial Group, Inc.	2,600,000	28,444
HCC Insurance Holdings, Inc.	1,100,000	44,000
National Financial Partners Corp. (a)	125,000	2,458
Primerica, Inc.	1,700,000	53,499
ProAssurance Corp.	700,000	32,823
Reinsurance Group of America, Inc.	540,000	31,050
		192,274
Real Estate Investment Trusts - 4.8%
EPR Properties	600,000	29,274
Equity Lifestyle Properties, Inc.	400,000	29,476
First Industrial Realty Trust, Inc.	2,000,000	31,740
National Health Investors, Inc.	500,000	32,400
Rouse Properties, Inc. (d)	1,600,000	26,576
Sovran Self Storage, Inc.	500,000	30,420
		179,886
Real Estate Management & Development - 0.4%
Relo Holdings Corp.	380,000	14,779
Thrifts & Mortgage Finance - 0.8%
EverBank Financial Corp.	1,900,000	28,690
TOTAL FINANCIALS		659,497
HEALTH CARE - 12.9%
Biotechnology - 0.8%
United Therapeutics Corp. (a)	500,000	29,905
Health Care Equipment & Supplies - 2.4%
DENTSPLY International, Inc.	800,000	33,136
The Cooper Companies, Inc.	550,000	58,333
		91,469
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 8.9%
Air Methods Corp.	700,000	$ 31,353
AmSurg Corp. (a)	1,300,000	39,260
Centene Corp. (a)	700,000	31,514
Community Health Systems, Inc.	900,000	38,034
Healthways, Inc. (a)(e)	1,900,000	24,415
Henry Schein, Inc. (a)	400,000	35,688
MEDNAX, Inc. (a)	500,000	42,810
Molina Healthcare, Inc. (a)(d)	1,400,000	44,674
The Ensign Group, Inc. (e)	1,400,000	43,848
		331,596
Pharmaceuticals - 0.8%
Jazz Pharmaceuticals PLC (a)	500,000	29,090
TOTAL HEALTH CARE		482,060
INDUSTRIALS - 15.7%
Aerospace & Defense - 3.5%
Moog, Inc. Class A (a)	1,000,000	44,960
QinetiQ Group PLC	8,700,000	27,083
Teledyne Technologies, Inc. (a)	800,000	58,864
		130,907
Commercial Services & Supplies - 3.2%
ACCO Brands Corp.	3,500,000	26,250
Mitie Group PLC	6,500,000	28,291
TMS International Corp. (a)	343,129	4,728
Unifirst Corp. Massachusetts	700,000	58,478
		117,747
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	1,000,000	30,310
Badger Daylighting Ltd. (d)(e)	860,000	29,188
Imtech NV (d)	700,000	7,830
		67,328
Machinery - 1.4%
Actuant Corp. Class A	1,500,000	45,615
Hy-Lok Corp.	400,000	7,359
		52,974
Marine - 0.2%
SITC International Holdings Co. Ltd.	21,000,000	7,907
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.8%
Benefit One, Inc. (e)	12,500	$ 15,536
CBIZ, Inc. (a)(d)(e)	4,000,000	25,440
Stantec, Inc.	600,000	24,826
		65,802
Road & Rail - 0.5%
Landstar System, Inc.	350,000	19,702
Trading Companies & Distributors - 3.3%
DXP Enterprises, Inc. (a)	500,000	31,100
Textainer Group Holdings Ltd.	800,000	32,352
WESCO International, Inc. (a)	800,000	59,120
		122,572
TOTAL INDUSTRIALS		584,939
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 0.9%
NETGEAR, Inc. (a)	950,000	32,348
Computers & Peripherals - 0.0%
Pinnacle Technology Holdings Ltd.	502,916	1,155
Electronic Equipment & Components - 2.2%
Insight Enterprises, Inc. (a)(e)	2,900,000	55,738
PC Connection, Inc.	140,000	2,008
ScanSource, Inc. (a)	861,081	25,841
		83,587
Internet Software & Services - 2.8%
Perficient, Inc. (a)(e)	2,800,000	32,424
Stamps.com, Inc. (a)(e)	1,400,000	34,146
ValueClick, Inc. (a)	1,400,000	37,338
		103,908
IT Services - 6.9%
Acxiom Corp. (a)	1,400,000	25,494
EPAM Systems, Inc.	1,900,000	39,862
ExlService Holdings, Inc. (a)	1,100,000	33,297
Genpact Ltd.	1,700,000	29,937
Global Payments, Inc.	700,000	33,747
iGate Corp. (a)(e)	3,300,000	63,063
WEX, Inc. (a)	400,000	30,004
		255,404
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.7%
Omnivision Technologies, Inc. (a)	1,800,000	$ 27,738
Software - 1.7%
Axway Software SA	220,000	4,710
NIIT Technologies Ltd. (e)	3,800,000	18,462
Simplex Holdings, Inc. (e)	38,000	12,057
SWORD Group (e)	820,000	14,356
Zensar Technologies Ltd. (e)	3,499,999	14,491
		64,076
TOTAL INFORMATION TECHNOLOGY		568,216
MATERIALS - 6.5%
Chemicals - 3.1%
Axiall Corp.	600,000	33,948
FUCHS PETROLUB AG	350,000	24,903
PolyOne Corp.	2,500,000	56,975
		115,826
Metals & Mining - 3.4%
Aurubis AG (d)	450,000	31,572
Maharashtra Seamless Ltd. (a)	700,000	2,748
Reliance Steel & Aluminum Co.	600,000	39,954
SunCoke Energy, Inc. (a)	3,100,000	51,119
		125,393
TOTAL MATERIALS		241,219
UTILITIES - 0.7%
Gas Utilities - 0.7%
New Jersey Resources Corp.	600,000	26,736
TOTAL COMMON STOCKS (Cost $3,146,536)		3,708,624
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.08% 4/4/13 to 4/18/13 (Cost $4,100)	$ 4,100	4,100
Money Market Funds - 3.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	19,688,311	$ 19,688
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	125,049,875	125,050
TOTAL MONEY MARKET FUNDS (Cost $144,738)		144,738
TOTAL INVESTMENT PORTFOLIO - 103.4% (Cost $3,295,374)		3,857,462
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(127,705)
NET ASSETS - 100%		$ 3,729,757
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,420,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 21
Fidelity Securities Lending Cash Central Fund	672
Total	$ 693
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Aeropostale, Inc.	$ 56,018	$ -	$ -	$ -	$ 52,813
AFC Enterprises, Inc.	32,238	-	11,343	-	-
Atrium Innovations, Inc.	26,627	-	-	-	26,674
Badger Daylighting Ltd.	26,674	-	-	196	29,188
Benefit One, Inc.	13,959	-	599	-	15,536
Best Bridal, Inc.	16,354	-	-	174	21,058
Cathedral Energy Services Ltd.	15,502	-	-	186	14,173
CBIZ, Inc.	29,631	-	6,337	-	25,440
Healthways, Inc.	24,886	-	4,100	-	24,415
iGate Corp.	64,457	-	15,967	-	63,063
Insight Enterprises, Inc.	59,290	-	11,424	-	55,738
Meiko Network Japan Co. Ltd.	25,756	-	3,413	291	26,963
NIIT Technologies Ltd.	19,569	-	-	-	18,462
Perficient, Inc.	30,492	-	-	-	32,424
Prestige Brands Holdings, Inc.	58,320	-	-	-	64,232
Simplex Holdings, Inc.	10,454	-	-	-	12,057
Stamps.com, Inc.	35,518	-	-	-	34,146
SWORD Group	13,117	-	-	-	14,356
The Ensign Group, Inc.	36,106	-	-	91	43,848
Zensar Technologies Ltd.	15,637	1,208	-	230	14,491
Total	$ 610,605	$ 1,208	$ 53,183	$ 1,168	$ 589,077
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 701,294	$ 701,294	$ -	$ -
Consumer Staples	204,783	204,783	-	-
Energy	239,880	239,880	-	-
Financials	659,497	659,497	-	-
Health Care	482,060	482,060	-	-
Industrials	584,939	584,939	-	-
Information Technology	568,216	568,216	-	-
Materials	241,219	241,219	-	-
Utilities	26,736	26,736	-	-
U.S. Government and Government Agency Obligations	4,100	-	4,100	-
Money Market Funds	144,738	144,738	-	-
Total Investments in Securities:	$ 3,857,462	$ 3,853,362	$ 4,100	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 198,319
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $3,295,374,000. Net unrealized appreciation aggregated $562,088,000, of which $702,373,000 related to appreciated investment securities and $140,285,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector
Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797928.109

MC-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Distributors - 0.8%
LKQ Corp. (a)	711,080	$ 15,068
Hotels, Restaurants & Leisure - 0.4%
Buffalo Wild Wings, Inc. (a)	46,940	3,694
Domino's Pizza, Inc.	98,540	4,692
		8,386
Household Durables - 2.2%
Jarden Corp.	248,710	15,447
Newell Rubbermaid, Inc.	234,040	5,462
NVR, Inc. (a)	10,557	10,654
Tupperware Brands Corp.	163,680	12,805
		44,368
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	371,210	7,751
Multiline Retail - 0.8%
Dollar General Corp. (a)	185,340	8,589
Dollar Tree, Inc. (a)	141,378	6,388
		14,977
Specialty Retail - 7.6%
Abercrombie & Fitch Co. Class A	69,382	3,235
American Eagle Outfitters, Inc.	658,100	13,610
Ascena Retail Group, Inc. (a)	310,200	5,208
Cabela's, Inc. Class A (a)	325,000	16,442
CarMax, Inc. (a)	127,180	4,885
Dick's Sporting Goods, Inc.	270,680	13,534
Hibbett Sports, Inc. (a)	86,130	4,551
Limited Brands, Inc.	138,915	6,323
O'Reilly Automotive, Inc. (a)	88,710	9,025
PetSmart, Inc.	160,160	10,428
Ross Stores, Inc.	103,610	6,005
Sally Beauty Holdings, Inc. (a)	287,120	7,965
Signet Jewelers Ltd.	215,180	13,173
Tractor Supply Co.	232,868	24,216
Vitamin Shoppe, Inc. (a)	84,690	4,450
Williams-Sonoma, Inc.	187,260	8,502
		151,552
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	231,410	$ 9,173
PVH Corp.	76,532	9,325
		18,498
TOTAL CONSUMER DISCRETIONARY		260,600
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Beam, Inc.	101,100	6,170
Dr. Pepper Snapple Group, Inc.	134,400	5,863
Monster Beverage Corp. (a)	81,384	4,104
		16,137
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	141,545	7,165
Whole Foods Market, Inc.	65,521	5,610
		12,775
Food Products - 1.4%
ConAgra Foods, Inc.	102,000	3,479
Green Mountain Coffee Roasters, Inc. (a)	184,563	8,815
Mead Johnson Nutrition Co. Class A	66,800	5,004
The J.M. Smucker Co.	44,780	4,268
TreeHouse Foods, Inc. (a)	107,080	6,252
		27,818
Household Products - 0.6%
Church & Dwight Co., Inc.	177,150	10,976
TOTAL CONSUMER STAPLES		67,706
ENERGY - 6.2%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	77,460	4,936
Ensco PLC Class A	169,740	10,208
Helmerich & Payne, Inc.	154,980	10,269
Patterson-UTI Energy, Inc.	475,160	11,090
Petrofac Ltd.	274,000	6,044
Rowan Companies PLC (a)	304,910	10,547
		53,094
Oil, Gas & Consumable Fuels - 3.5%
Atlas Pipeline Partners LP	278,920	9,216
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cheniere Energy, Inc. (a)	170,200	$ 3,625
HollyFrontier Corp.	186,470	10,480
Pioneer Natural Resources Co.	103,140	12,976
SM Energy Co.	247,546	14,328
Targa Resources Corp.	87,000	5,307
Whiting Petroleum Corp. (a)	169,600	8,260
WPX Energy, Inc. (a)	464,180	6,587
		70,779
TOTAL ENERGY		123,873
FINANCIALS - 21.8%
Capital Markets - 1.8%
Ashmore Global Opportunities Ltd. (United Kingdom) (a)	615,907	5,583
KKR & Co. LP	252,564	4,602
Monex Group, Inc.	31,077	10,293
Oaktree Capital Group LLC	166,600	8,318
TD Ameritrade Holding Corp.	401,634	7,635
		36,431
Commercial Banks - 3.3%
Bank of the Ozarks, Inc.	181,200	6,956
CIT Group, Inc. (a)	340,498	14,253
City National Corp.	212,910	12,095
Erste Bank AG	293,900	9,468
Huntington Bancshares, Inc.	2,209,578	15,533
Synovus Financial Corp.	2,647,289	6,724
		65,029
Consumer Finance - 2.7%
ACOM Co. Ltd. (a)(d)	192,470	4,766
Capital One Financial Corp.	550,800	28,107
Cash America International, Inc.	73,300	3,712
SLM Corp.	924,816	17,544
		54,129
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	1,085,767	15,972
Insurance - 1.4%
Direct Line Insurance Group PLC	2,102,400	6,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	28,400	$ 10,791
Validus Holdings Ltd.	317,389	11,309
		28,830
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	332,455	8,950
Alexandria Real Estate Equities, Inc.	193,211	13,745
Camden Property Trust (SBI)	264,196	18,267
CBL & Associates Properties, Inc.	844,885	19,213
Chesapeake Lodging Trust	233,638	5,030
Equity One, Inc.	497,591	11,698
Essex Property Trust, Inc.	114,283	17,027
Highwoods Properties, Inc. (SBI)	392,812	14,338
Home Properties, Inc.	156,779	9,786
National Retail Properties, Inc.	424,189	14,613
Redwood Trust, Inc.	215,000	4,356
Retail Properties America, Inc.	264,655	3,917
SL Green Realty Corp.	213,202	17,402
Sovran Self Storage, Inc.	66,800	4,064
Terreno Realty Corp.	304,040	5,442
Ventas, Inc.	169,529	11,999
Weyerhaeuser Co.	414,614	12,194
		192,041
Real Estate Management & Development - 0.9%
Altisource Asset Management Corp. (a)	7,593	985
Altisource Portfolio Solutions SA	72,110	5,880
Altisource Residential Corp. Class B (a)	25,312	482
CBRE Group, Inc. (a)	439,654	10,626
		17,973
Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corp. (a)	632,863	24,947
TOTAL FINANCIALS		435,352
HEALTH CARE - 9.2%
Biotechnology - 3.6%
BioMarin Pharmaceutical, Inc. (a)	100,040	5,799
Elan Corp. PLC sponsored ADR (a)	400,000	4,536
Grifols SA ADR	280,000	8,030
Medivation, Inc. (a)	55,000	2,703
Onyx Pharmaceuticals, Inc. (a)	62,000	4,669
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	169,600	$ 28,323
United Therapeutics Corp. (a)	110,000	6,579
Vertex Pharmaceuticals, Inc. (a)	228,000	10,675
		71,314
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,000,000	7,390
IDEXX Laboratories, Inc. (a)	99,980	9,210
The Cooper Companies, Inc.	160,000	16,970
		33,570
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	84,998	4,565
CIGNA Corp.	80,000	4,677
HMS Holdings Corp. (a)	252,590	7,323
MEDNAX, Inc. (a)	170,000	14,555
Quest Diagnostics, Inc.	135,000	7,583
Universal Health Services, Inc. Class B	60,000	3,473
		42,176
Health Care Technology - 0.3%
Cerner Corp. (a)	65,000	5,685
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	100,000	7,380
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	79,000	6,728
Endo Health Solutions, Inc. (a)	380,000	11,780
ViroPharma, Inc. (a)	210,030	5,238
		23,746
TOTAL HEALTH CARE		183,871
INDUSTRIALS - 18.3%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	71,140	13,274
Textron, Inc.	379,000	10,934
TransDigm Group, Inc.	95,610	13,609
		37,817
Building Products - 0.8%
Armstrong World Industries, Inc.	314,260	16,068
Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	187,761	3,673
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc.	189,740	$ 3,474
Republic Services, Inc.	410,400	12,903
		20,050
Electrical Equipment - 5.5%
AMETEK, Inc.	865,890	36,223
Hubbell, Inc. Class B	304,740	28,313
Regal-Beloit Corp.	178,200	13,771
Rockwell Automation, Inc.	122,300	11,049
Roper Industries, Inc.	170,520	21,248
		110,604
Machinery - 3.3%
Cummins, Inc.	144,300	16,720
Donaldson Co., Inc.	491,196	17,698
Ingersoll-Rand PLC	335,807	17,680
WABCO Holdings, Inc. (a)	187,818	12,907
		65,005
Professional Services - 1.2%
IHS, Inc. Class A (a)	218,180	23,182
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	373,940	25,996
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. (a)	311,493	11,494
MSC Industrial Direct Co., Inc. Class A	194,908	16,630
W.W. Grainger, Inc.	75,900	17,188
Watsco, Inc.	265,500	20,674
		65,986
TOTAL INDUSTRIALS		364,708
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	1,164,800	6,535
Juniper Networks, Inc. (a)	345,300	7,141
Polycom, Inc. (a)	843,577	7,685
Riverbed Technology, Inc. (a)	443,850	6,782
		28,143
Computers & Peripherals - 0.3%
SanDisk Corp. (a)	120,100	6,052
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	470,710	$ 18,899
Fabrinet (a)	546,491	8,968
Flextronics International Ltd. (a)	1,005,600	6,687
		34,554
Internet Software & Services - 0.7%
Bankrate, Inc. (a)	752,042	8,460
Velti PLC (a)(d)	1,258,943	4,633
		13,093
IT Services - 2.8%
Alliance Data Systems Corp. (a)(d)	108,620	17,237
Amdocs Ltd.	165,670	6,042
Cognizant Technology Solutions Corp. Class A (a)	117,620	9,030
Global Payments, Inc.	282,300	13,610
NeuStar, Inc. Class A (a)	213,900	9,380
		55,299
Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp. (a)	1,166,800	7,934
Broadcom Corp. Class A	189,400	6,460
NVIDIA Corp.	339,800	4,302
RF Micro Devices, Inc. (a)	1,250,000	5,763
Skyworks Solutions, Inc. (a)	752,650	16,031
		40,490
Software - 5.5%
Check Point Software Technologies Ltd. (a)	273,700	14,372
Citrix Systems, Inc. (a)	130,695	9,266
Informatica Corp. (a)	331,200	11,595
MICROS Systems, Inc. (a)(d)	325,700	13,940
Nuance Communications, Inc. (a)	629,434	11,588
Parametric Technology Corp. (a)	672,800	15,569
salesforce.com, Inc. (a)	31,900	5,398
Solera Holdings, Inc.	210,520	11,852
TIBCO Software, Inc. (a)	379,600	8,142
Verint Systems, Inc. (a)	241,400	8,249
		109,971
TOTAL INFORMATION TECHNOLOGY		287,602
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.8%
Chemicals - 4.2%
Airgas, Inc.	190,704	$ 19,124
Albemarle Corp.	228,982	14,902
Ashland, Inc.	111,300	8,678
Eastman Chemical Co.	106,870	7,452
FMC Corp.	151,040	9,102
Sherwin-Williams Co.	40,831	6,598
Valspar Corp.	187,830	11,572
W.R. Grace & Co. (a)	98,497	7,050
		84,478
Containers & Packaging - 1.5%
Aptargroup, Inc.	220,456	11,891
Ball Corp.	170,009	7,550
Rock-Tenn Co. Class A	124,600	11,021
		30,462
Metals & Mining - 1.1%
Carpenter Technology Corp.	140,800	6,650
Reliance Steel & Aluminum Co.	221,185	14,729
		21,379
TOTAL MATERIALS		136,319
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
tw telecom, inc. (a)	240,611	6,092
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,077
TOTAL TELECOMMUNICATION SERVICES		8,169
UTILITIES - 4.2%
Electric Utilities - 1.4%
Great Plains Energy, Inc.	133,200	2,908
OGE Energy Corp.	122,800	7,111
PNM Resources, Inc.	321,338	7,217
UIL Holdings Corp.	248,741	9,741
		26,977
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 1.0%
National Fuel Gas Co.	180,751	$ 10,518
Questar Corp.	393,064	9,241
		19,759
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	214,900	8,938
Multi-Utilities - 0.8%
Alliant Energy Corp.	182,300	8,694
MDU Resources Group, Inc.	316,837	7,655
		16,349
Water Utilities - 0.5%
American Water Works Co., Inc.	163,180	6,437
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	86,300	4,173
		10,610
TOTAL UTILITIES		82,633
TOTAL COMMON STOCKS (Cost $1,769,880)		1,950,833
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% 4/4/13 to 4/18/13 (e) (Cost $1,630)	$ 1,630	1,630
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	52,148,305	$ 52,148
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	27,445,350	27,445
TOTAL MONEY MARKET FUNDS (Cost $79,593)		79,593
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,851,103)		2,032,056
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,263)
NET ASSETS - 100%		$ 1,993,793
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
114 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 12,559	$ (170)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $600,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	107
Total	$ 129
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 260,600	$ 260,600	$ -	$ -
Consumer Staples	67,706	67,706	-	-
Energy	123,873	123,873	-	-
Financials	435,352	435,352	-	-
Health Care	183,871	183,871	-	-
Industrials	364,708	364,708	-	-
Information Technology	287,602	287,602	-	-
Materials	136,319	136,319	-	-
Telecommunication Services	8,169	8,169	-	-
Utilities	82,633	82,633	-	-
U.S. Government and Government Agency Obligations	1,630	-	1,630	-
Money Market Funds	79,593	79,593	-	-
Total Investments in Securities:	$ 2,032,056	$ 2,030,426	$ 1,630	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (170)	$ (170)	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,855,800,000. Net unrealized appreciation aggregated $176,256,000, of which $255,914,000 related to appreciated investment securities and $79,658,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797927.108

LC-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.7%
Gentex Corp.	143,466	$ 2,689,988
Johnson Controls, Inc.	112,945	3,554,379
Lear Corp.	8,784	469,241
		6,713,608
Automobiles - 0.5%
Fiat SpA	93,200	500,094
Ford Motor Co.	381,240	4,807,436
		5,307,530
Distributors - 0.1%
Li & Fung Ltd.	362,000	485,430
Hotels, Restaurants & Leisure - 0.6%
McDonald's Corp.	15,137	1,451,638
Wyndham Worldwide Corp.	35,100	2,114,424
Yum! Brands, Inc.	30,000	1,964,400
		5,530,462
Household Durables - 0.3%
KB Home	182,114	3,403,711
Media - 4.1%
Comcast Corp. Class A (special) (non-vtg.)	485,987	18,618,162
Discovery Communications, Inc. (a)	20,877	1,530,910
The Walt Disney Co.	29,400	1,604,946
Time Warner, Inc.	259,459	13,795,435
Viacom, Inc. Class B (non-vtg.)	74,391	4,348,898
		39,898,351
Multiline Retail - 2.1%
J.C. Penney Co., Inc. (d)	152,113	2,672,625
Target Corp.	284,752	17,927,986
		20,600,611
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	11,800	669,650
Cabela's, Inc. Class A (a)	16,100	814,499
Citi Trends, Inc. (a)	99,333	1,022,137
Lowe's Companies, Inc.	413,844	15,788,149
Staples, Inc.	265,709	3,502,045
		21,796,480
TOTAL CONSUMER DISCRETIONARY		103,736,183
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	11,000	$ 486,310
PepsiCo, Inc.	137,240	10,398,675
The Coca-Cola Co.	174,265	6,747,541
		17,632,526
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	97,911	5,005,210
Walgreen Co.	299,768	12,272,502
		17,277,712
Food Products - 0.7%
Danone SA	30,303	2,104,307
Kellogg Co.	84,576	5,116,848
		7,221,155
Household Products - 2.8%
Kimberly-Clark Corp.	79,361	7,482,155
Procter & Gamble Co.	263,052	20,039,301
		27,521,456
Personal Products - 0.2%
L'Oreal SA	8,500	1,271,181
Prestige Brands Holdings, Inc. (a)	20,228	481,224
		1,752,405
Tobacco - 1.0%
British American Tobacco PLC sponsored ADR	37,494	3,909,874
Lorillard, Inc.	159,233	6,136,840
		10,046,714
TOTAL CONSUMER STAPLES		81,451,968
ENERGY - 12.3%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	16,152	723,933
Cameron International Corp. (a)	46,145	2,940,359
Dresser-Rand Group, Inc. (a)	42,702	2,633,005
Ensco PLC Class A	27,050	1,626,787
Halliburton Co.	242,867	10,081,409
Helmerich & Payne, Inc.	38,230	2,533,120
National Oilwell Varco, Inc.	52,782	3,596,038
Schlumberger Ltd.	53,892	4,195,492
		28,330,143
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.4%
Amyris, Inc. (a)(d)	662,002	$ 1,939,666
Apache Corp.	89,051	6,613,818
BG Group PLC	89,700	1,586,005
BP PLC sponsored ADR	100,676	4,067,310
Canadian Natural Resources Ltd.	305,600	9,340,618
Chevron Corp.	226,155	26,494,058
EV Energy Partners LP	16,200	907,362
Exxon Mobil Corp.	138,848	12,433,838
Occidental Petroleum Corp.	136,404	11,230,141
Peabody Energy Corp.	60,878	1,312,530
Royal Dutch Shell PLC Class A (United Kingdom)	196,950	6,468,738
Suncor Energy, Inc.	298,200	9,036,364
The Williams Companies, Inc.	33,200	1,152,372
		92,582,820
TOTAL ENERGY		120,912,963
FINANCIALS - 21.8%
Capital Markets - 3.6%
Charles Schwab Corp.	556,024	9,029,830
KKR & Co. LP	180,880	3,295,634
Morgan Stanley	580,897	13,099,227
Northern Trust Corp.	62,288	3,311,853
State Street Corp.	88,963	5,034,416
UBS AG	71,023	1,122,185
		34,893,145
Commercial Banks - 5.5%
CIT Group, Inc. (a)	101,605	4,253,185
Comerica, Inc.	51,074	1,755,924
PNC Financial Services Group, Inc.	77,380	4,827,738
Standard Chartered PLC (United Kingdom)	94,553	2,576,212
SunTrust Banks, Inc.	145,908	4,025,602
U.S. Bancorp	256,690	8,722,326
Wells Fargo & Co.	799,561	28,048,600
		54,209,587
Consumer Finance - 0.1%
SLM Corp.	53,555	1,015,938
Diversified Financial Services - 8.2%
Bank of America Corp.	1,164,288	13,074,954
Citigroup, Inc.	447,939	18,800,000
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
IntercontinentalExchange, Inc. (a)(d)	5,200	$ 805,064
JPMorgan Chase & Co.	776,366	37,979,826
KKR Financial Holdings LLC	575,084	6,377,682
McGraw-Hill Companies, Inc.	22,606	1,052,309
MSCI, Inc. Class A (a)	88,206	2,922,265
		81,012,100
Insurance - 3.1%
American International Group, Inc. (a)	161,650	6,144,317
Genworth Financial, Inc. Class A (a)	394,767	3,371,310
Lincoln National Corp.	171,036	5,052,403
MetLife, Inc.	373,890	13,250,662
Prudential Financial, Inc.	45,766	2,543,217
		30,361,909
Thrifts & Mortgage Finance - 1.3%
MGIC Investment Corp. (a)(d)	265,692	791,762
Radian Group, Inc. (d)	1,356,168	11,947,840
		12,739,602
TOTAL FINANCIALS		214,232,281
HEALTH CARE - 14.8%
Biotechnology - 2.7%
Achillion Pharmaceuticals, Inc. (a)	162,400	1,315,440
Amgen, Inc.	99,362	9,082,680
ARIAD Pharmaceuticals, Inc. (a)	32,695	687,576
Clovis Oncology, Inc. (a)	38,100	718,566
Discovery Laboratories, Inc. (a)	108,400	266,664
Dynavax Technologies Corp. (a)	174,138	355,242
Elan Corp. PLC sponsored ADR (a)	316,821	3,592,750
Gentium SpA sponsored ADR (a)(d)	185,750	1,549,155
Infinity Pharmaceuticals, Inc. (a)	89,153	3,681,127
Intercept Pharmaceuticals, Inc.	19,331	754,296
MEI Pharma, Inc. (a)	123,200	917,840
Merrimack Pharmaceuticals, Inc.	77,001	492,806
Neurocrine Biosciences, Inc. (a)	13,658	144,502
Rigel Pharmaceuticals, Inc. (a)	76,200	512,064
Synageva BioPharma Corp. (a)	40,994	2,048,470
Theravance, Inc. (a)	32,100	651,309
		26,770,487
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	87,025	$ 2,940,575
Alere, Inc. (a)	671,291	15,278,583
Align Technology, Inc. (a)	152,142	4,783,344
Boston Scientific Corp. (a)	443,405	3,276,763
CareFusion Corp. (a)	63,967	2,094,280
Haemonetics Corp. (a)	18,072	745,470
Insulet Corp. (a)	44,552	1,005,539
NxStage Medical, Inc. (a)	92,298	1,035,584
Sirona Dental Systems, Inc. (a)	10,050	713,751
St. Jude Medical, Inc.	80,900	3,316,900
Stryker Corp.	12,100	772,948
		35,963,737
Health Care Providers & Services - 3.0%
Aetna, Inc.	104,434	4,928,240
HMS Holdings Corp. (a)	31,800	921,882
McKesson Corp.	101,731	10,796,711
UnitedHealth Group, Inc.	61,900	3,308,555
WellPoint, Inc.	146,945	9,137,040
		29,092,428
Health Care Technology - 0.0%
HealthStream, Inc. (a)	11,800	252,402
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	54,743	2,744,267
QIAGEN NV (a)(d)	145,505	3,121,082
Thermo Fisher Scientific, Inc.	19,600	1,446,480
		7,311,829
Pharmaceuticals - 4.7%
AbbVie, Inc.	133,625	4,933,435
Cardiome Pharma Corp. (a)	304,337	123,948
Endo Health Solutions, Inc. (a)	73,640	2,282,840
GlaxoSmithKline PLC sponsored ADR	95,089	4,186,769
Hospira, Inc. (a)	22,859	672,740
Jazz Pharmaceuticals PLC (a)	26,725	1,554,861
Johnson & Johnson	100,913	7,680,488
Merck & Co., Inc.	377,983	16,151,214
Optimer Pharmaceuticals, Inc. (a)	38,200	462,984
Pfizer, Inc.	118,466	3,242,414
Teva Pharmaceutical Industries Ltd. sponsored ADR	23,200	867,680
ViroPharma, Inc. (a)	125,900	3,139,946
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Warner Chilcott PLC	31,100	$ 420,161
XenoPort, Inc. (a)	72,087	550,745
		46,270,225
TOTAL HEALTH CARE		145,661,108
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.2%
Esterline Technologies Corp. (a)	15,026	1,035,742
Honeywell International, Inc.	54,580	3,826,058
Rockwell Collins, Inc.	99,620	5,988,158
The Boeing Co.	92,029	7,077,030
United Technologies Corp.	42,365	3,836,151
		21,763,139
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	34,768	1,982,471
United Parcel Service, Inc. Class B	126,125	10,424,231
		12,406,702
Commercial Services & Supplies - 0.2%
Interface, Inc.	134,363	2,460,187
Electrical Equipment - 0.6%
AMETEK, Inc.	63,930	2,674,192
Roper Industries, Inc.	23,735	2,957,618
		5,631,810
Industrial Conglomerates - 2.8%
General Electric Co.	1,170,546	27,180,078
Machinery - 1.1%
Cummins, Inc.	4,000	463,480
Illinois Tool Works, Inc.	32,021	1,969,292
Ingersoll-Rand PLC	168,322	8,862,153
		11,294,925
Professional Services - 1.3%
Acacia Research Corp. (a)	229,482	6,416,317
Bureau Veritas SA	10,610	1,368,428
IHS, Inc. Class A (a)	11,700	1,243,125
Michael Page International PLC	410,778	2,675,272
Verisk Analytics, Inc. (a)	16,100	942,172
		12,645,314
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.1%
Con-way, Inc.	51,994	$ 1,827,589
CSX Corp.	191,600	4,395,304
Norfolk Southern Corp.	58,958	4,306,882
		10,529,775
TOTAL INDUSTRIALS		103,911,930
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	308,495	1,730,657
Cisco Systems, Inc.	657,139	13,701,348
Juniper Networks, Inc. (a)	54,234	1,121,559
QUALCOMM, Inc.	77,550	5,089,607
		21,643,171
Computers & Peripherals - 3.5%
3D Systems Corp. (a)(d)	20,517	758,308
Apple, Inc.	74,465	32,868,851
Fusion-io, Inc. (a)	23,400	394,992
Stratasys Ltd. (a)	6,900	435,666
		34,457,817
Internet Software & Services - 2.7%
Cornerstone OnDemand, Inc. (a)	47,754	1,616,950
Demandware, Inc.	48,074	1,271,557
Google, Inc. Class A (a)	28,476	22,814,971
Responsys, Inc. (a)	42,362	341,861
		26,045,339
IT Services - 5.6%
Cognizant Technology Solutions Corp. Class A (a)	95,592	7,338,598
Fidelity National Information Services, Inc.	97,224	3,660,484
Gartner, Inc. Class A (a)	25,533	1,270,522
IBM Corp.	25,031	5,026,976
MasterCard, Inc. Class A	23,300	12,065,206
Paychex, Inc.	307,888	10,191,093
The Western Union Co.	327,062	4,588,680
Vantiv, Inc.	32,700	711,552
Visa, Inc. Class A	64,130	10,173,583
		55,026,694
Semiconductors & Semiconductor Equipment - 1.2%
Applied Materials, Inc.	323,461	4,431,416
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Axcelis Technologies, Inc. (a)	306,885	$ 349,849
Lam Research Corp. (a)	88,134	3,728,068
NXP Semiconductors NV (a)	61,027	1,972,393
Samsung Electronics Co. Ltd.	796	1,133,419
		11,615,145
Software - 3.8%
Adobe Systems, Inc. (a)	69,110	2,716,023
Citrix Systems, Inc. (a)	37,896	2,686,826
Concur Technologies, Inc. (a)	35,624	2,500,805
Electronic Arts, Inc. (a)	184,009	3,225,678
Guidewire Software, Inc. (a)	16,700	610,385
Imperva, Inc. (a)	7,300	266,450
Microsoft Corp.	655,245	18,215,811
Nuance Communications, Inc. (a)	74,666	1,374,601
salesforce.com, Inc. (a)	20,700	3,502,854
VMware, Inc. Class A (a)	32,300	2,320,109
Workday, Inc.	4,100	226,689
		37,646,231
TOTAL INFORMATION TECHNOLOGY		186,434,397
MATERIALS - 0.7%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	6,100	526,674
Airgas, Inc.	25,648	2,571,981
E.I. du Pont de Nemours & Co.	47,388	2,269,885
W.R. Grace & Co. (a)	22,197	1,588,861
		6,957,401
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	214,597	9,985,198
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	59,287	1,490,475
TOTAL TELECOMMUNICATION SERVICES		11,475,673
Common Stocks - continued
	Shares	Value
UTILITIES - 0.4%
Electric Utilities - 0.4%
FirstEnergy Corp.	101,002	$ 3,987,559
TOTAL COMMON STOCKS (Cost $836,043,297)		978,761,463
Convertible Bonds - 0.1%
Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (e) (Cost $605,000)	$ 605,000	421,588
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	112,220	112,220
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	18,840,685	18,840,685
TOTAL MONEY MARKET FUNDS (Cost $18,952,905)		18,952,905
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $855,601,202)		998,135,956
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(16,725,940)
NET ASSETS - 100%		$ 981,410,016
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $421,588 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 605,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,465
Fidelity Securities Lending Cash Central Fund	49,756
Total	$ 52,221
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 103,736,183	$ 103,736,183	$ -	$ -
Consumer Staples	81,451,968	81,451,968	-	-
Energy	120,912,963	114,444,225	6,468,738	-
Financials	214,232,281	213,110,096	1,122,185	-
Health Care	145,661,108	145,661,108	-	-
Industrials	103,911,930	103,911,930	-	-
Information Technology	186,434,397	186,434,397	-	-
Materials	6,957,401	6,957,401	-	-
Telecommunication Services	11,475,673	11,475,673	-	-
Utilities	3,987,559	3,987,559	-	-
Corporate Bonds	421,588	-	421,588	-
Money Market Funds	18,952,905	18,952,905	-	-
Total Investments in Securities:	$ 998,135,956	$ 990,123,445	$ 8,012,511	$ -

During the period, 20,043,896 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $422,926,209. The Fund recognized a gain of $91,575,604, for book purposes and no gain or loss for federal income tax purposes.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $862,408,387. Net unrealized appreciation aggregated $135,727,569, of which $173,006,347 related to appreciated investment securities and $37,278,778 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate High
Income Fund

February 28, 2013

1.814099.108

REHI-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.7%
		Principal Amount (c)	Value
Healthcare - 1.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 2,725,000	$ 2,922,563
Omega Healthcare Investors, Inc.:
5.875% 3/15/24		1,790,000	1,888,450
6.75% 10/15/22		1,230,000	1,356,075
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,425,000	1,539,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,420,207
			11,126,295
Homebuilders/Real Estate - 1.7%
DDR Corp. 4.625% 7/15/22		288,000	311,361
Developers Diversified Realty Corp.:
7.5% 4/1/17		214,000	255,187
7.875% 9/1/20		2,437,000	3,100,127
Forest City Enterprises, Inc.:
6.5% 2/1/17		3,040,000	2,941,200
7.625% 6/1/15		1,473,000	1,469,318
HCP, Inc. 3.75% 2/1/16		1,000,000	1,070,634
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	1,124,245
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	1,108,035
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		925,000	1,134,790
Standard Pacific Corp. 8.375% 5/15/18		1,000,000	1,177,500
Ventas Realty LP 4.25% 3/1/22		1,000,000	1,068,977
Wrightwood Capital LLC 1.9% 4/20/20 (b)		1,013,148	633,217
			15,394,591
Hotels - 1.8%
FelCor Lodging LP:
5.625% 3/1/23 (d)		755,000	759,681
6.75% 6/1/19		3,000,000	3,223,125
Host Hotels & Resorts LP:
4.75% 3/1/23		890,000	952,300
5.875% 6/15/19		450,000	493,335
6% 11/1/20		805,000	888,519
Times Square Hotel Trust 8.528% 8/1/26 (d)		7,282,383	9,799,185
			16,116,145
TOTAL NONCONVERTIBLE BONDS (Cost $37,843,346)			42,637,031
Asset-Backed Securities - 6.9%
		Principal Amount (c)	Value
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (d)		$ 1,570,000	$ 1,578,635
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5617% 3/23/19 (d)(e)		994,957	984,013
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.4017% 6/26/34 (d)(e)		204,370	19,141
Atherton Franchise Loan Funding LLP Series 1998-A Class F, 7.44% 5/15/20 (b)(d)		41,423	621
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7007% 3/20/50 (d)(e)		750,000	34,500
Class E, 2.3007% 3/20/50 (d)(e)		3,000,000	0
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A:
Class A2, 5.16% 6/25/35 (d)		2,050,479	2,062,372
Class B, 5.267% 6/25/35 (d)		2,203,500	2,217,823
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.555% 4/7/52 (d)(e)		3,695,937	3,215,465
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (d)		572,413	572,585
Class B2, 1.66% 12/28/35 (d)(e)		597,534	579,608
Class D, 9% 12/28/35 (d)		5,358,575	3,751,003
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A:
Class B1, 1.81% 6/28/38 (d)(e)		202,295	202,093
Class D, 9% 6/28/38 (d)		4,561,374	3,284,189
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (d)		1,569,646	1,412,681
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (d)		1,540,284	1,047,393
Series 2002-IGA Class B, 1.6505% 7/28/35 (d)(e)		57,202	57,247
Series 2004-1A Class H1, 3.9905% 1/28/40 (d)(e)		2,407,560	0
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.6516% 11/28/39 (d)(e)		1,059,144	31,774
Class F, 5.1516% 11/28/39 (d)(e)		1,137,537	28,438
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (d)		3,566,969	3,424,290
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7017% 6/25/35 (e)(g)		759,694	28,674
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.8517% 9/25/46 (d)(e)		1,580,000	557,740
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7517% 8/26/30 (d)(e)		550,000	478,500
Asset-Backed Securities - continued
		Principal Amount (c)	Value
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A: - continued
Class E, 2.2017% 8/26/30 (d)(e)		$ 1,127,778	$ 637,195
Merit Securities Corp. Series 13 Class M1, 7.8884% 12/28/33 (e)		1,665,000	1,796,059
Mesa West Capital CDO Ltd. Series 2007-1A Class H, 1.6717% 2/25/47 (d)(e)		1,005,000	726,113
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9616% 8/28/38 (d)(e)		3,810,000	3,619,500
Class C1B, 7.696% 8/28/38 (d)		910,181	773,654
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class D, 5.194% 7/24/39 (d)		871,486	872,358
Prima Capital Ltd. Series 2006-CR1A Class A2, 5.533% 12/28/48 (d)		1,790,000	1,807,900
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		335,959	108,219
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1517% 9/25/46 (d)(e)		1,190,000	321,300
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 2.9455% 2/5/36 (d)(e)		2,395,305	240
Class E, 4.7955% 2/5/36 (d)(e)		695,073	70
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2003-1A Class B2, 5.4802% 12/28/38 (d)		778,000	776,055
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.81% 9/25/26 (d)(e)		4,815,000	2,889,000
Series 2006-1A:
Class A1A, 0.57% 9/25/26 (d)(e)		5,914,842	5,731,482
Class A1B, 0.64% 9/25/26 (d)(e)		7,893,000	7,147,901
Class A2A, 0.53% 9/25/26 (d)(e)		3,215,418	3,177,155
Class A2B, 0.62% 9/25/26 (d)(e)		630,000	590,940
Class B, 0.67% 9/25/26 (d)(e)		360,000	321,012
Class C 0.84% 9/25/26 (d)(e)		1,290,000	1,138,812
Class F, 1.46% 9/25/26 (d)(e)		1,011,000	881,996
Class G, 1.66% 9/25/26 (d)(e)		576,000	497,549
Class J, 3.06% 9/25/26 (d)(e)		500,000	430,800
Class K, 3.56% 9/25/26 (d)(e)		805,000	685,538
Class L, 4.31% 9/25/26 (d)(e)		500,000	435,800
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.6091% 11/21/40 (d)(e)		1,430,023	1,287,021
TOTAL ASSET-BACKED SECURITIES (Cost $69,152,666)			62,222,454
Collateralized Mortgage Obligations - 2.7%
		Principal Amount (c)	Value
Private Sponsor - 2.6%
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (d)(e)		$ 578,308	$ 412,477
Class B4, 6.61% 7/25/32 (d)(e)		577,498	171,584
Series 2002-R2 Class 2B4, 3.6586% 7/25/33 (d)(e)		103,777	33,672
Series 2002-R3:
Class B3, 5.75% 8/25/43 (d)		527,665	128,068
Class B4, 5.75% 8/25/43 (d)		140,111	8,985
Series 2003-40:
Class B3, 4.5% 10/25/18 (d)		72,924	45,894
Class B4, 4.5% 10/25/18 (d)		31,192	2,959
Class B5, 4.5% 10/25/18 (d)		20,061	470
Series 2003-50:
Class B4, 5% 11/25/18 (d)		95,136	46,903
Class B5, 5% 11/25/18 (d)		90,076	7,125
Series 2003-R1:
Class 2B4, 3.2221% 2/25/43 (d)(e)		79,118	27,014
Class 2B5, 3.2221% 2/25/43 (d)(e)		218,485	23,400
Series 2003-R3 Class B3, 5.5% 11/25/33		156,459	9,192
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		173,321	6,718
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7758% 9/25/19 (d)(e)		63,379	49,973
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		137,875	41,363
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.4353% 4/25/20 (d)(e)		5,000,000	5,755,005
Series 2010-K6 Class B, 5.3546% 12/25/46 (d)(e)		6,045,000	6,913,328
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (d)		7,500,000	7,823,483
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 7% 2/19/30 (d)		312,982	149,090
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1492% 7/10/35 (d)(e)		456,366	378,966
Series 2005-A Class B6, 2.1992% 3/10/37 (d)(e)		554,764	11,983
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.6992% 12/10/35 (d)(e)		167,610	86,504
Series 2004-A:
Class B7, 4.4492% 2/10/36 (d)(e)		202,692	111,278
Class B9, 9.1992% 2/10/36 (d)(e)		329,983	157,831
Series 2004-B:
Class B8, 4.9492% 2/10/36 (d)(e)		165,980	77,314
Class B9, 8.4492% 2/10/36 (d)(e)		281,688	133,942
Collateralized Mortgage Obligations - continued
		Principal Amount (c)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2004-C:
Class B7, 3.6992% 9/10/36 (d)(e)		$ 1,021,417	$ 493,753
Class B8, 4.4492% 9/10/36 (d)(e)		909,548	336,260
Class B9, 7.1992% 9/10/36 (d)(e)		340,472	93,017
Series 2005-A Class B7, 3.1992% 3/10/37 (d)(e)		47,352	43
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.7955% 12/5/36 (d)(e)		4,112,456	411
TOTAL PRIVATE SPONSOR			23,538,005
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (g)		426,083	227,557
Class B4, 7% 9/25/41 (g)		233,342	91,050
Class B5, 7% 9/25/41 (g)		107,059	10,644
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.1915% 2/25/42 (d)(e)		96,612	54,326
Class 3B5, 3.1915% 2/25/42 (d)(e)		75,780	8,809
Class B4, 6% 2/25/42 (d)		2,773	12
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.1939% 1/25/42 (d)(e)		82,856	29,497
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (g)		1,603,671	454,220
Class B4, 5.006% 12/25/42 (e)(g)		373,480	21,344
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1985% 6/25/43 (e)(g)		292,460	92,211
Class 2B5, 3.1985% 6/25/43 (e)(g)		228,695	32,226
TOTAL U.S. GOVERNMENT AGENCY			1,021,896
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,565,781)			24,559,901
Commercial Mortgage Securities - 71.0%
		Principal Amount (c)	Value
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (d)		$ 1,230,000	$ 1,467,949
Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.4571% 2/14/29 (d)(e)		525,760	541,859
Series 1997-D4:
Class B2, 7.525% 4/14/29		7,574	7,583
Class B5, 7.525% 4/14/29		4,476,925	4,075,193
Series 1997-D5 Class A7, 7.5978% 2/14/43 (e)		1,167,443	1,186,603
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-1 Class A3, 4.877% 11/10/42		158,774	159,004
Series 2005-4 Class AJ, 5.038% 7/10/45 (e)		3,070,000	3,126,224
Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,521,968
Series 2003-1 Class G, 5.608% 9/11/36 (d)		2,033,482	2,032,675
Series 2004-4:
Class K, 4.637% 7/10/42 (d)(e)		1,650,000	21,005
Class L, 4.637% 7/10/42 (d)(e)		1,690,000	13,447
Series 2005-1 Class CJ, 5.1964% 11/10/42 (e)		4,020,000	4,296,789
Series 2005-4 Class H, 5.201% 7/10/45 (d)(e)		525,000	74,865
Series 2005-6 Class AJ, 5.189% 9/10/47 (e)		2,000,000	2,178,728
Series 2008-1 Class D, 6.2546% 2/10/51 (d)(e)		1,970,000	934,798
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 2.501% 11/15/15 (d)(e)		3,361,777	3,363,962
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2512% 3/15/22 (d)(e)		1,119,909	1,075,112
Class K, 2.2012% 3/15/22 (d)(e)		4,742,501	2,845,501
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.7012% 8/15/17 (d)(e)		2,770,000	2,929,275
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4536% 3/11/39 (e)		3,175,000	3,201,864
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer Series 2006-T22 Class AJ, 5.5728% 4/12/38 (e)		2,007,000	2,212,834
Series 1998-C1 Class F, 6% 6/16/30 (d)		675,000	679,481
Series 1999-C1:
Class G, 5.64% 2/14/31 (d)		1,005,000	1,020,930
Class H, 5.64% 2/14/31 (d)		1,625,030	1,620,917
Class I, 5.64% 2/14/31 (d)		3,413,993	2,622,397
Series 2003-T10 Class B, 4.84% 3/13/40		521,524	521,435
Series 2006-T22 Class B, 5.5728% 4/12/38 (d)(e)		1,370,000	1,435,616
Series 2007-BBA8:
Class K, 1.4012% 3/15/22 (d)(e)		1,720,000	1,415,326
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2007-BBA8:
Class L, 2.1012% 3/15/22 (d)(e)		$ 3,980,125	$ 2,715,217
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (d)		5,790,596	6,510,946
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (d)(e)		99,215	56,056
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.475% 10/25/22 (d)(e)		49,108	34,783
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.5597% 12/15/47 (d)(e)		2,200,000	2,589,761
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (d)		486,857	490,350
Class H, 6.34% 5/18/30 (d)		3,300,000	2,943,320
Series 1998-2 Class J, 6.39% 11/18/30 (d)		3,329,253	2,340,881
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (d)		1,563,465	1,588,414
COMM Mortgage Trust Series 2012-CR5 Class D, 4.3348% 12/10/45 (d)(e)		1,550,000	1,505,637
COMM pass-thru certificates:
floater Series 2006-FL12 Class AJ, 0.3312% 12/15/20 (d)(e)		4,190,000	4,016,312
sequential payer:
Series 2003-LB1A Class D, 4.278% 6/10/38		4,150,000	4,283,058
Series 2004-RS1 Class A, 5.648% 3/3/41 (d)		1,313,354	1,325,174
Series 2001-J2A Class F, 6.9937% 7/16/34 (d)(e)		1,583,000	1,849,786
Commercial Mortgage Acceptance Corp. weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (d)(e)		465,954	469,581
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (d)		5,380,000	3,900,005
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,548,937
Class H, 6% 11/17/32		2,938,435	1,319,948
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.25% 6/10/44 (e)		5,875,000	5,363,023
Series 2005-C6 Class AJ, 5.209% 6/10/44 (e)		4,500,000	4,803,305
Series 2012-CR1:
Class C, 5.547% 5/15/45		2,060,000	2,338,596
Class D, 5.547% 5/15/45 (d)		2,570,000	2,591,056
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Commercial Mortgage Trust pass-thru certificates: - continued
Series 2012-CR2:
Class E, 4.8582% 8/15/45 (d)(e)		$ 6,370,000	$ 6,186,531
Class F, 4.25% 8/15/45 (d)		7,150,000	5,526,321
Series 2012-LC4:
Class C, 5.6487% 12/10/44 (e)		1,534,000	1,779,303
Class D, 5.6487% 12/10/44 (d)(e)		5,406,000	5,568,234
Communication Mortgage Trust Series 2011-THL:
Class E, 5.949% 6/9/28 (d)		3,176,000	3,264,023
Class F, 4.867% 6/9/28 (d)		4,170,000	3,873,776
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (d)(e)		3,190,000	3,204,792
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		1,004,634	1,015,315
Series 1998-C1:
Class F, 6% 5/17/40 (d)		10,297,740	11,317,092
Class H, 6% 5/17/40 (d)		2,501,083	1,450,543
Series 1998-C2:
Class F, 6.75% 11/15/30 (d)		7,574,000	8,026,471
Class G, 6.75% 11/15/30 (d)		1,065,000	1,178,810
Series 2001-CK6 Class NW, 6.08% 8/15/36 (g)		26,840	21,405
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (d)(e)		6,026,000	5,290,219
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1012% 2/15/22 (d)(e)		2,369,829	452,739
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.5566% 11/10/46 (d)(e)		1,000,000	1,110,194
Class E, 5.5566% 11/10/46 (d)(e)		4,470,000	4,763,411
Class F, 5.5566% 11/10/46 (d)(e)		7,130,000	6,687,840
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		4,557,868	4,559,924
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (d)		2,421,111	2,458,914
Series 1998-CG1 Class B4, 7.1916% 6/10/31 (d)(e)		4,843,909	4,876,533
Extended Stay America Trust Series 2013-ESHM Class M, 7.625% 12/5/19 (d)		3,610,000	3,804,589
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (d)(e)		3,007,000	3,150,404
Fontainebleau Miami Beach Trust Series 2012-FBLU:
Class D, 5.007% 5/5/27 (d)		1,178,000	1,241,755
Class E, 5.253% 5/5/27 (d)		822,000	866,244
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (d)		$ 1,600,000	$ 1,887,016
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.7899% 1/25/43 (e)(f)		5,370,000	953,057
Series KAIV Class X2, 3.6147% 6/25/46 (e)(f)		2,780,000	641,943
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1639% 9/25/45 (d)(e)		2,300,000	2,608,672
Series 2011-K10 Class B, 4.5972% 11/25/49 (d)(e)		1,650,000	1,806,869
Series 2011-K11 Class B, 4.4204% 12/25/48 (d)(e)		3,190,000	3,450,374
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (d)		4,611,255	4,645,839
GCCFC Commercial Mortgage Trust:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (d)		3,380,000	3,396,991
Series 2003-C2 Class J, 5.234% 1/5/36 (d)(e)		3,210,000	3,154,920
Series 2005-GG3:
Class B, 4.894% 8/10/42 (e)		1,090,000	1,099,266
Class J, 4.685% 8/10/42 (d)(e)		900,000	7,225
Class K, 4.685% 8/10/42 (d)(e)		1,700,000	175
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.1537% 7/10/45 (d)(e)		2,277,000	1,310,648
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		2,632,264	1,806,062
Series 1997-C2:
Class G, 6.75% 4/15/29 (e)		3,072,353	3,388,461
Class H, 6.75% 4/15/29 (e)		6,130,384	3,660,309
Series 1999-C1 Class F, 6.02% 5/15/33 (d)		2,550,241	2,587,888
Series 1999-C2I Class K, 6.481% 9/15/33 (g)		7,875,000	5,438,404
Series 1999-C3:
Class J, 6.974% 8/15/36		2,788,000	2,960,986
Class K, 6.974% 8/15/36		3,375,299	2,518,115
Series 2000-C1 Class K, 7% 3/15/33		439,863	334,728
Series 2003-C3 Class H, 5.7184% 4/10/40 (d)(e)		980,000	959,491
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 8.0595% 7/13/30 (d)(e)		3,736,000	3,991,852
Series 2004-GG2:
Class J, 5.067% 8/10/38 (d)(e)		420,000	40,093
Class K, 5.067% 8/10/38 (d)(e)		720,000	40,471
Series 2010-C1:
Class D, 5.9889% 8/10/43 (d)(e)		4,985,000	5,411,128
Class E, 4% 8/10/43 (d)		5,951,000	4,625,272
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
GS Mortgage Securities Corp. II: - continued
Series 2012-GCJ7:
Class C, 5.7223% 5/10/45 (e)		$ 5,830,000	$ 6,581,799
Class D, 5.7223% 5/10/45 (d)(e)		5,670,000	5,987,789
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (d)		1,070,000	1,077,597
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.2271% 12/10/43 (d)(e)		4,100,000	4,334,828
Series 2011-GC5:
Class C, 5.308% 8/10/44 (d)(e)		7,010,000	7,968,772
Class D, 5.308% 8/10/44 (d)(e)		2,720,000	2,862,718
JP Morgan Chase Commercial Mortgage Trust Series 2012-C8 Class C, 4.7781% 10/15/45 (d)		1,500,000	1,600,420
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (d)(e)		2,000,000	2,013,462
Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		1,409,302	22,786
Class X, 0.6341% 10/15/32 (d)(e)(f)		6,296,310	51,564
Series 2002-C1 Class E, 6.135% 7/12/37 (d)		5,133,391	5,143,458
Series 2003-C1 Class D, 5.192% 1/12/37		1,780,000	1,780,831
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (d)(e)		2,260,000	2,797,460
Class D, 7.4453% 12/5/27 (d)(e)		10,670,000	12,584,845
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (d)		3,590,000	3,788,370
Series 2010-CNTR Class D, 6.1838% 8/5/32 (d)(e)		4,170,000	4,405,526
Series 2011-C4 Class E, 5.3893% 7/15/46 (d)(e)		2,440,000	2,548,102
Series 2012-CBX:
Class C, 5.1894% 6/16/45 (e)		1,480,000	1,645,616
Class D, 5.1894% 6/16/45 (d)(e)		4,050,000	4,262,615
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (e)		1,215,000	1,049,088
Series 2005-LDP5 Class AJ, 5.3214% 12/15/44 (e)		2,020,000	2,109,467
Series 2005-PRKS Class A, 10.0745% 1/15/15 (d)(e)		2,374,844	2,460,814
Series 2010-C2:
Class D, 5.526% 11/15/43 (d)(e)		3,120,000	3,494,310
Class XB, 0.6681% 11/15/43 (d)(e)(f)		26,860,000	1,122,587
Series 2011-C5 Class C, 5.3143% 8/15/46 (d)(e)		5,803,234	6,544,185
JPMorgan Commercial Mortgage Finance Corp.:
Series 1999-C7:
Class H, 6% 10/15/35 (d)		4,875	4,874
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
JPMorgan Commercial Mortgage Finance Corp.: - continued
Series 1999-C7:
Class NR, 6% 10/15/35 (d)		$ 1,984,100	$ 1,679,267
Series 1999-C8:
Class G, 6% 7/15/31 (d)		709,103	718,047
Class H, 6% 7/15/31 (d)		1,039,634	555,795
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (d)		1,696,004	566,586
Series 1998-C4 Class G, 5.6% 10/15/35 (d)		3,335,608	3,409,909
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.125% 4/25/21 (e)		50,776	35,543
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		1,170,000	1,190,084
Series 2005-C3 Class AJ, 4.843% 7/15/40		7,880,000	8,322,951
Series 2005-C7:
Class AJ, 5.323% 11/15/40		8,400,000	8,987,353
Class AM, 5.263% 11/15/40 (e)		938,000	1,030,577
Series 2006-C6:
Class A4, 5.372% 9/15/39		3,000,000	3,410,157
Class AM, 5.413% 9/15/39		5,000,000	5,617,775
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,268,598
Series 2001-C7:
Class M, 5.868% 11/15/33		3,681,714	3,688,169
Class P, 5.868% 11/15/33		1,320,000	1,269,399
Series 2004-C7 Class E, 4.918% 10/15/36		1,733,000	1,746,344
Series 2005-C1 Class E, 4.924% 2/15/40		4,636,000	4,772,507
Series 2005-C2 Class AJ, 5.205% 4/15/30 (e)		5,260,000	5,550,473
Series 2005-C7 Class C, 5.35% 11/15/40 (e)		1,140,000	1,118,490
Series 2006-C4:
Class AJ, 5.8856% 6/15/38 (e)		6,665,000	6,701,578
Class AM, 5.8856% 6/15/38 (e)		3,840,000	4,298,738
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2007-LLFA Class E, 1.1012% 6/15/22 (d)(e)		4,770,000	4,610,963
LStar Commercial Mortgage Trust:
Series 2011-1 Class D, 5.6375% 6/25/43 (d)(e)		2,059,000	2,040,470
Series 2011-1 Class B, 5.6375% 6/25/43 (d)(e)		1,924,000	2,031,637
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (d)(e)		1,393,000	905,450
Class M, 5.45% 5/28/40 (d)(e)		1,533,000	398,580
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	551,000	$ 433,549
Class G, 4.384% 7/12/37	CAD	275,000	211,939
Class H, 4.384% 7/12/37	CAD	184,000	138,911
Class J, 4.384% 7/12/37	CAD	275,000	203,394
Class K, 4.384% 7/12/37	CAD	275,000	199,284
Class L, 4.384% 7/12/37	CAD	184,000	130,660
Class M, 4.384% 7/12/37	CAD	772,000	483,062
Series 2005-CA17:
Class F, 4.525% 11/12/37 (e)	CAD	812,000	594,161
Class G, 4.525% 11/12/37 (e)	CAD	846,000	602,373
Class H, 4.525% 11/12/37 (e)	CAD	235,000	158,772
Class J, 4.525% 11/12/37 (e)	CAD	248,000	157,671
Class K, 4.525% 11/12/37 (e)	CAD	261,000	160,865
Class L, 4.525% 11/12/37 (e)	CAD	248,000	148,213
Class M, 4.525% 11/12/37 (e)	CAD	2,006,355	960,243
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (e)		4,919,899	4,917,779
Series 1998-C3 Class E, 7.0859% 12/15/30 (e)		470,110	476,342
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		488,632	195,453
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.3692% 1/12/44 (e)		1,440,000	1,566,184
Series 2002-MW1:
Class H, 5.695% 7/12/34 (d)		1,975,000	1,960,022
Class J, 5.695% 7/12/34 (d)		700,000	592,450
Series 2004-MKB1 Class F, 5.664% 2/12/42 (d)(e)		1,380,000	1,350,763
Series 2006-C1:
Class AJ, 5.683% 5/12/39 (e)		3,440,000	3,346,040
Class AM, 5.683% 5/12/39 (e)		700,000	782,525
Mezz Capital Commercial Mortgage Trust:
sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (d)		399,108	359,197
Series 2004-C2 Class A, 5.318% 10/15/40 (d)		3,176,848	2,636,784
Series 2004-C1 Class IO, 9.2058% 1/15/37 (d)(e)(f)		363,843	16,373
Series 2004-C2:
Class D, 7.347% 10/15/40 (d)		1,074,000	107
Class E, 8.309% 10/15/40 (d)		441,000	44
Class F, 10.223% 10/15/40 (d)		772,000	77
Class G, 12.9361% 10/15/40 (d)(e)		497,000	50
Series 2005-C3:
Class D, 7.7% 5/15/44 (d)		1,039,000	104
Class E, 8.757% 5/15/44 (d)		738,000	74
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Mezz Capital Commercial Mortgage Trust: - continued
Series 2005-C3:
Class F, 10.813% 5/15/44 (d)		$ 59,066	$ 6
Morgan Stanley BAML Trust:
Series 2013-C7 Class D, 4.3056% 2/15/46 (d)		4,540,000	4,209,120
Series 2013-C8 Class D, 4.1726% 12/15/48 (d)(e)		2,260,000	2,096,150
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.632% 7/15/19 (d)(e)		2,750,000	2,362,929
sequential payer:
Series 2012-C4 Class E, 5.71% 3/15/45 (d)		1,570,000	1,616,552
Series 2004-RR2 Class A2, 5.45% 10/28/33 (d)		210,082	210,344
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	5,065,859
Series 2006-HQ9 Class AM, 5.773% 7/12/44		1,098,000	1,239,414
Series 2007-IQ16 Class A3, 5.852% 12/12/49		879,502	893,336
Series 1997-RR:
Class F, 7.4012% 4/30/39 (d)(e)		594,354	579,495
Class G1, 7.4012% 4/30/39 (d)(e)		859,633	17,193
Series 1998-CF1:
Class F, 7.35% 7/15/32 (d)		2,049,780	2,118,888
Class G, 7.35% 7/15/32 (d)		1,482,588	1,111,523
Series 1998-HF2 Class G, 6.01% 11/15/30 (d)		1,361,522	1,361,415
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (d)		2,262,373	1,686,753
Class N, 6.54% 3/15/32 (d)		305,233	52,613
Series 1999-WF1:
Class L, 5.91% 11/15/31 (d)		1,071,000	1,109,901
Class N, 5.91% 11/15/31 (d)		1,600,000	1,403,238
Class O, 5.91% 11/15/31 (d)		1,478,486	402,318
Series 2003-IQ5 Class C, 5.35% 4/15/38 (e)		1,200,000	1,221,422
Series 2005-HQ5 Class B, 5.272% 1/14/42		6,890,000	7,144,703
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,657,850
Series 2011-C1:
Class C, 5.2536% 9/15/47 (d)(e)		2,050,000	2,314,764
Class D, 5.2536% 9/15/47 (d)(e)		10,522,000	11,542,674
Class E, 5.2536% 9/15/47 (d)(e)		1,500,000	1,568,199
Series 2011-C2:
Class D, 5.3169% 6/15/44 (d)(e)		3,830,000	4,074,289
Class E, 5.3169% 6/15/44 (d)(e)		4,900,000	5,076,875
Class F, 5.3169% 6/15/44 (d)(e)		3,620,000	3,025,582
Series 2011-C3:
Class C, 5.1844% 7/15/49 (d)(e)		1,920,000	2,153,768
Class D, 5.357% 7/15/49 (d)		7,530,000	8,026,363
Class E, 5.1844% 7/15/49 (d)(e)		2,630,000	2,737,107
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
Morgan Stanley Capital I Trust: - continued
Series 2012-C4 Class D, 5.5262% 3/15/45 (d)(e)		$ 1,950,000	$ 2,131,545
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (d)		573,604	575,373
Series 2000-PRIN Class C, 7.9081% 2/23/34 (e)		2,519,000	2,887,885
Series 2001-TOP3 Class E, 7.3736% 7/15/33 (d)(e)		1,130,000	1,166,162
Series 2003-TOP9 Class E, 5.5717% 11/13/36 (d)(e)		630,000	658,347
Motel 6 Trust Series 2012-MTL6 Class D, 3.7812% 10/5/25 (d)		2,000,000	1,980,963
NationsLink Funding Corp.:
Series 1998-2 Class J, 5% 8/20/30 (d)		2,240,000	2,223,303
Series 1999-SL Class X, 11/10/30 (f)		143,012	142,840
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		7,453,000	7,505,663
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		2,269,806	2,859,729
RBSCF Trust Series 2010-MB1 Class D, 4.6797% 4/15/24 (d)(e)		5,717,000	5,803,996
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (d)	CAD	1,170,000	1,009,938
Class G, 4.456% 9/12/38 (d)	CAD	585,000	491,553
Class H, 4.456% 9/12/38 (d)	CAD	390,000	297,266
Class J, 4.456% 9/12/38 (d)	CAD	390,000	270,808
Class K, 4.456% 9/12/38 (d)	CAD	195,000	124,965
Class L, 4.456% 9/12/38 (d)	CAD	281,000	169,328
Class M, 4.456% 9/12/38 (d)	CAD	1,134,647	529,458
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,290,244
Class G, 4.57% 4/12/23	CAD	505,000	415,013
Class H, 4.57% 4/12/23	CAD	505,000	380,044
Class J, 4.57% 4/12/23 (e)	CAD	505,000	360,765
Class K, 4.57% 4/12/23	CAD	253,000	168,765
Class L, 4.57% 4/12/23	CAD	757,000	488,136
Class M, 4.57% 4/12/23	CAD	2,222,418	1,108,892
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.35% 1/15/19 (b)(d)(e)		384,889	307,911
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 7% 5/18/32 (d)(e)		1,614,037	1,618,259
Series 2001-MMA Class E3, 6.5% 2/18/34 (d)(e)		91,693	93,453
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.553% 8/15/39 (e)		3,150,000	3,454,466
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
TIAA Seasoned Commercial Mortgage Trust: - continued
Series 2007-C4 Class F, 5.553% 8/15/39 (e)		$ 5,345,000	$ 3,716,603
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		1,530,000	1,582,346
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.7762% 7/15/24 (d)(e)		2,500,000	1,956,540
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 5.8749% 1/10/45 (d)(e)		1,794,000	2,215,974
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (d)		1,330,000	1,524,410
Wachovia Bank Commercial Mortgage Trust:
Series 2004-C10 Class E, 4.931% 2/15/41		2,430,000	2,480,551
Series 2004-C11:
Class D, 5.3891% 1/15/41 (e)		2,720,000	2,679,312
Class E, 5.4391% 1/15/41 (e)		2,465,000	2,329,864
Series 2004-C12 Class D, 5.3075% 7/15/41 (e)		2,030,000	2,112,396
Series 2004-C14:
Class B, 5.17% 8/15/41		1,920,000	2,012,634
Class C, 5.21% 8/15/41		1,260,000	1,318,963
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (d)(e)		2,300,000	2,265,132
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5767% 11/15/43 (d)(e)(f)		26,055,541	1,044,384
Series 2012-LC5 Class D, 4.7802% 10/15/45 (d)		6,749,000	6,429,091
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (d)		2,240,000	2,513,520
Class D, 5.5486% 3/15/44 (d)(e)		1,370,000	1,424,670
Series 2011-C4 Class E, 5.4179% 6/15/44 (d)		2,050,000	2,087,187
Series 2011-C5:
Class C, 5.6365% 11/15/44 (d)(e)		1,670,000	1,909,932
Class D, 5.6365% 11/15/44 (d)(e)		3,575,000	3,858,784
Series 2012-C6 Class D, 5.5635% 4/15/45 (d)(e)		3,250,000	3,313,638
Series 2012-C7 Class C, 4.85% 6/15/45 (e)		3,793,000	4,149,891
Series 2012-C8 Class D, 4.8802% 8/15/45 (d)(e)		1,000,000	1,019,095
Series 2013-C11:
Class D, 4.1856% 3/15/45 (d)(e)		1,930,000	1,847,674
Class E, 4.1856% 3/15/45 (d)(e)		6,000,000	4,629,600
Commercial Mortgage Securities - continued
		Principal Amount (c)	Value
WFDB Commercial Mortgage Trust Series 2011-BXR Class D, 5.914% 7/5/24 (d)		$ 7,000,000	$ 7,191,422
WFRBS Commercial Mortgage Trust Series 2012-C10 Class D, 4.4618% 12/15/45 (d)(e)		2,130,000	1,971,064
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $596,719,465)			639,702,301
Preferred Stocks - 6.2%
	Shares
Convertible Preferred Stocks - 0.2%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%	64,000	1,736,000
Nonconvertible Preferred Stocks - 6.0%
Homebuilders/Real Estate - 5.8%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	79,400	2,127,126
Annaly Capital Management, Inc.:
Series A, 7.875%	108,781	2,857,677
Series C, 7.625%	48,000	1,221,600
Series D, 7.50%	34,028	853,082
CBL & Associates Properties, Inc.:
7.375%	129,000	3,286,920
Series E, 6.625%	110,000	2,809,400
Cedar Shopping Centers, Inc.:
8.875%	12,803	321,227
Series B, 7.25%	30,000	749,700
CenterPoint Properties Trust Series D, 5.377%	1,934	1,131,390
Corporate Office Properties Trust:
Series H, 7.50%	5,000	127,250
Series L, 7.375%	71,383	1,906,640
Digital Realty Trust, Inc. Series E, 7.00%	60,000	1,621,200
Equity Lifestyle Properties, Inc. Series C, 6.75%	65,428	1,723,374
Essex Property Trust, Inc. Series H, 7.125%	61,727	1,660,456
First Potomac Realty Trust 7.75%	80,000	2,065,600
Hersha Hospitality Trust Series B, 8.00%	80,827	2,120,900
LaSalle Hotel Properties Series G, 7.25%	51,925	1,318,895
Lexington Realty Trust 7.55%	20,000	507,000
MFA Financial, Inc. Series A, 8.50%	12,100	314,600
Prologis, Inc. Series R, 6.75%	68,000	1,722,440
PS Business Parks, Inc.:
6.875%	34,911	930,378
Series S, 6.45%	152,000	4,050,800
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
Homebuilders/Real Estate - continued
Public Storage:
Series P, 6.50%	72,680	$ 1,957,999
Series R, 6.35%	47,500	1,281,550
Series S, 5.90%	50,000	1,327,000
Realty Income Corp. Series F, 6.625%	80,000	2,132,800
Regency Centers Corp. Series 6, 6.625%	34,710	917,385
Retail Properties America, Inc. 7.00%	135,649	3,452,267
Stag Industrial, Inc. Series A, 9.00%	60,000	1,638,600
Sun Communities, Inc. Series A, 7.125%	82,399	2,101,175
Taubman Centers, Inc. Series J, 6.50%	66,277	1,723,202
		51,959,633
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%	70,000	1,899,800
TOTAL NONCONVERTIBLE PREFERRED STOCKS		53,859,433
TOTAL PREFERRED STOCKS (Cost $52,729,514)		55,595,433
Floating Rate Loans - 5.6%
	Principal Amount (c)
Diversified Financial Services - 0.3%
Blackstone REL 10% 10/1/2017	$ 2,250,000	2,385,000
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 1/23/18 (e)	255,000	258,188
		2,643,188
Healthcare - 0.4%
Drumm Investors LLC Tranche B, term loan 5% 5/4/18 (e)	3,529,876	3,371,032
Homebuilders/Real Estate - 1.2%
CityCenter term loan 8.75% 7/1/13 (e)	521,219	521,219
EOP Operating LP term loan:
5% 2/1/14 (e)	3,000,000	2,994,600
5.25% 2/1/14 (e)	2,200,000	2,196,040
Equity Inns Reality LLC Tranche A, term loan 10.5% 11/4/13 (e)	5,351,947	4,846,114
		10,557,973
Hotels - 3.7%
Extended Stay America, Inc. REL 9.625% 12/1/19	5,000,000	5,250,000
Floating Rate Loans - continued
	Principal Amount (c)	Value
Hotels - continued
Hilton Hotels Corp.:
Tranche D, term loan 3.952% 11/12/15 (e)	$ 11,997,730	$ 11,802,767
Tranche E, term loan 4.202% 11/12/15 (e)	9,998,108	9,835,639
La Quinta:
Tranche A, term loan 1.6% 7/6/14 (e)	1,488,887	1,637,776
Tranche B, term loan 1.6% 7/6/14 (e)	1,116,666	1,228,332
Tranche D, term loan 2.353% 7/6/14 (e)	3,600,000	3,852,000
		33,606,514
TOTAL FLOATING RATE LOANS (Cost $49,370,870)		50,178,707
Preferred Securities - 0.1%

Diversified Financial Services - 0.0%
Lenox Ltd. Series 2007-1 3/4/45 (d)	1,865,000	19
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	3,000,000	150,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	3,100,000	465,000
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (d)	1,100,000	66,000
		681,000
TOTAL PREFERRED SECURITIES (Cost $8,758,566)		681,019
Money Market Funds - 2.8%
	Shares
Fidelity Cash Central Fund, 0.16% (a) (Cost $25,412,459)	25,412,459	25,412,459
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $868,552,667)		900,989,305
NET OTHER ASSETS (LIABILITIES) - 0.0%		97,910
NET ASSETS - 100%		$ 901,087,215
Currency Abbreviations
CAD	-	Canadian dollar
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $516,922,060 or 57.4% of net assets.

(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,417,735 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 13,722
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 369,228
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B4, 7% 9/25/41	11/2/01	$ 108,504
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B5, 7% 9/25/41	11/2/01	$ 23,018
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 1,208,516
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B4, 5.006% 12/25/42	3/25/03	$ 198,878
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.1985% 6/25/43	9/29/03	$ 118,766
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.1985% 6/25/43	9/29/03	$ 31,216
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7017% 6/25/35	6/3/05	$ 670,207
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,277
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 55,595,433	$ 52,728,043	$ 1,736,000	$ 1,131,390
Corporate Bonds	42,637,031	-	42,003,814	633,217
Asset-Backed Securities	62,222,454	-	35,294,689	26,927,765
Collateralized Mortgage Obligations	24,559,901	-	22,045,658	2,514,243
Commercial Mortgage Securities	639,702,301	-	609,360,712	30,341,589
Floating Rate Loans	50,178,707	-	30,113,740	20,064,967
Preferred Securities	681,019	-	-	681,019
Money Market Funds	25,412,459	25,412,459	-	-
Total Investments in Securities:	$ 900,989,305	$ 78,140,502	$ 740,554,613	$ 82,294,190
Percentage of Market Value:	100.0%	8.7%	82.2%	9.1%
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Asset-Backed Securities
Beginning Balance	$ 29,190,498
Total Realized Gain (Loss)	(1,698,194)
Total Unrealized Gain (Loss)	2,521,971
Cost of Purchases	186,071
Proceeds of Sales	(2,008,370)
Amortization/Accretion	(45,113)
Transfers in to Level 3	-
Transfers out of Level 3	(1,219,098)
Ending Balance	$ 26,927,765
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2013	$ 709,049
Commercial Mortgage Securities
Beginning Balance	$ 39,423,964
Total Realized Gain (Loss)	925
Total Unrealized Gain (Loss)	141,078
Cost of Purchases	-
Proceeds of Sales	(1,227,570)
Amortization/Accretion	21,832
Transfers in to Level 3	1,982,794
Transfers out of Level 3	(10,001,434)
Ending Balance	$ 30,341,589
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2013	$ 141,076
Floating Rate Loans
Beginning Balance	$ 7,882,609
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	591,023
Cost of Purchases	11,677,323
Proceeds of Sales	-
Amortization/Accretion	(85,988)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 20,064,967
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2013	$ 591,023
Other Investments in Securities
Beginning Balance	$ 4,260,564
Total Realized Gain (Loss)	(3,470,491)
Total Unrealized Gain (Loss)	4,091,333
Cost of Purchases	49,966
Proceeds of Sales	(268,427)
Amortization/Accretion	(103,778)
Transfers in to Level 3	400,702
Transfers out of Level 3	-
Ending Balance	$ 4,959,869
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2013	$ 619,950

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in to Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $869,713,637. Net unrealized appreciation aggregated $31,275,668, of which $87,747,102 related to appreciated investment securities and $56,471,434 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, floating rate loans and preferred securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy. The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of February 28, 2013, 19% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.
The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.
Asset Type	Fair Value at 02/28/13	Valuation Technique (s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input*
Asset-Backed Securities	$ 6,224,144	Comparable	Spread	6.3%	Decrease
		Discounted cash flow	Yield	5.8% - 10%/ 9.4%	Decrease
		Expected distribution	Recovery rate	0% - 27%/27%	Increase
Collateralized Mortgage Obligations	$ 2,134,866	Discounted cash flow	Yield	10% - 52%/ 25.2%	Decrease
		Expected distribution	Recovery rate	0%	Increase
Commercial Mortgage Securities	$ 12,543,574	Comparable	Spread	13.3% - 61.6%/ 20.3%	Decrease
		Discounted cash flow	Yield	8% - 25%/10.4%	Decrease
		Expected distribution	Recovery rate	2% - 80%/75.3%	Increase
Corporate Bonds	$ 633,217	Discounted cash flow	Yield	25%	Decrease
Floating Rate Loans	$ 2,906,219	Discounted cash flow	Yield	8.8% - 8.9%/ 8.8%	Decrease

* Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception if the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods if illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

February 28, 2013

1.797922.109

ADGF-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 0.3%
Delphi Automotive PLC	34,476	$ 1,443
Tenneco, Inc. (a)	30,023	1,064
		2,507
Automobiles - 0.2%
Harley-Davidson, Inc.	25,701	1,353
Tesla Motors, Inc. (a)	15,600	543
		1,896
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	82,000	1,698
DeVry, Inc.	33,535	1,005
H&R Block, Inc.	37,300	927
Kroton Educacional SA (a)	40,700	1,065
Weight Watchers International, Inc.	11,011	472
		5,167
Hotels, Restaurants & Leisure - 1.7%
Bloomin' Brands, Inc.	43,000	740
Bravo Brio Restaurant Group, Inc. (a)	66,192	998
Brinker International, Inc.	80,159	2,676
Club Mediterranee SA (a)	61,817	1,120
Denny's Corp. (a)	254,625	1,441
Hyatt Hotels Corp. Class A (a)	38,300	1,574
Icahn Enterprises LP rights	115,176	0
Las Vegas Sands Corp.	17,920	923
Penn National Gaming, Inc. (a)	3,900	194
Ruth's Hospitality Group, Inc. (a)	82,700	749
Spur Corp. Ltd.	173,917	502
Starbucks Corp.	17,014	933
Texas Roadhouse, Inc. Class A	76,252	1,475
The Cheesecake Factory, Inc.	3,844	133
Yum! Brands, Inc.	35,923	2,352
		15,810
Household Durables - 0.5%
KB Home	31,215	583
PulteGroup, Inc. (a)	66,897	1,283
Taylor Wimpey PLC	805,100	991
Whirlpool Corp.	14,003	1,582
		4,439
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	17,255	4,560
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Liberty Media Corp. Interactive Series A (a)	79,723	$ 1,665
Ocado Group PLC (a)(f)	691,164	1,378
priceline.com, Inc. (a)	2,100	1,444
		9,047
Leisure Equipment & Products - 0.3%
Amer Group PLC (A Shares)	31,500	521
Brunswick Corp.	40,600	1,479
Fenix Outdoor AB	1,238	41
Polaris Industries, Inc.	5,100	446
		2,487
Media - 2.4%
Antena 3 de Television SA (f)	17,100	102
CBS Corp. Class B	60,488	2,625
Comcast Corp. Class A	200,093	7,962
Informa PLC	2,132	16
Ipsos SA	2,100	82
MDC Partners, Inc. Class A (sub. vtg.)	112,934	1,553
Mood Media Corp. (a)(h)	192,900	346
News Corp. Class A	18,390	530
Omnicom Group, Inc.	895	51
The Walt Disney Co.	80,870	4,415
Time Warner, Inc.	23,182	1,233
Valassis Communications, Inc.	17,865	491
Viacom, Inc. Class B (non-vtg.)	38,381	2,244
		21,650
Multiline Retail - 0.3%
PPR SA	7,200	1,614
Target Corp.	10,313	649
The Bon-Ton Stores, Inc.	21,000	225
		2,488
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	28,305	2,161
American Eagle Outfitters, Inc.	23,051	477
Ascena Retail Group, Inc. (a)	87,525	1,470
AutoZone, Inc. (a)	6,120	2,327
Bed Bath & Beyond, Inc. (a)	19,197	1,089
Body Central Corp. (a)	118,590	914
CarMax, Inc. (a)	24,714	949
Express, Inc. (a)	119,872	2,218
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Fast Retailing Co. Ltd.	400	$ 110
Foot Locker, Inc.	35,878	1,227
GNC Holdings, Inc.	24,300	996
Home Depot, Inc.	121,737	8,339
Kingfisher PLC	201,180	845
Limited Brands, Inc.	31,040	1,413
Lowe's Companies, Inc.	133,114	5,078
OfficeMax, Inc.	900	11
Rent-A-Center, Inc.	34,582	1,255
Ross Stores, Inc.	16,265	943
SuperGroup PLC (a)(f)	156,262	1,502
TJX Companies, Inc.	50,301	2,262
		35,586
Textiles, Apparel & Luxury Goods - 1.0%
Deckers Outdoor Corp. (a)(f)	3,437	139
lululemon athletica, Inc. (a)	13,216	886
NIKE, Inc. Class B	49,840	2,714
PVH Corp.	26,961	3,285
Steven Madden Ltd. (a)	8,517	376
Vera Bradley, Inc. (a)(f)	45,088	1,136
VF Corp.	3,300	532
		9,068
TOTAL CONSUMER DISCRETIONARY		110,145
CONSUMER STAPLES - 9.7%
Beverages - 2.2%
Anheuser-Busch InBev SA NV	2,600	244
Beam, Inc.	11,077	676
Cott Corp.	102,200	977
Dr. Pepper Snapple Group, Inc.	77,884	3,397
Monster Beverage Corp. (a)	50,387	2,541
SABMiller PLC	22,300	1,109
The Coca-Cola Co.	283,275	10,968
		19,912
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	120,024	6,136
Kroger Co.	32,806	958
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	20,439	787
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	52,736	$ 3,733
Walgreen Co.	6,000	246
		11,860
Food Products - 1.9%
Astral Foods Ltd.	7,700	77
Bunge Ltd.	27,350	2,027
D.E. Master Blenders 1753 NV (a)	77,242	931
Danone SA	14,100	979
Flowers Foods, Inc.	59,726	1,683
Green Mountain Coffee Roasters, Inc. (a)	38,100	1,820
Hilton Food Group PLC	64,231	326
Ingredion, Inc.	6,780	449
Kellogg Co.	30,311	1,834
Marine Harvest ASA (a)	1,073,473	1,130
Mead Johnson Nutrition Co. Class A	18,391	1,378
Mondelez International, Inc.	157,230	4,347
		16,981
Household Products - 1.8%
Procter & Gamble Co.	148,005	11,275
Reckitt Benckiser Group PLC	48,700	3,272
Unicharm Corp.	25,300	1,466
		16,013
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	12,024	771
Hengan International Group Co. Ltd.	83,500	847
Herbalife Ltd.	23,500	947
Nu Skin Enterprises, Inc. Class A	12,363	509
		3,074
Tobacco - 2.2%
Altria Group, Inc.	89,821	3,013
British American Tobacco PLC (United Kingdom)	31,800	1,654
Imperial Tobacco Group PLC	36,193	1,312
Japan Tobacco, Inc.	900	28
Lorillard, Inc.	76,773	2,959
Philip Morris International, Inc.	112,463	10,318
Swedish Match Co. AB	2,600	85
		19,369
TOTAL CONSUMER STAPLES		87,209
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.7%
Energy Equipment & Services - 4.0%
BW Offshore Ltd.	1,030,952	$ 1,126
Cal Dive International, Inc. (a)(f)	195,816	354
Cameron International Corp. (a)	128,162	8,166
Cathedral Energy Services Ltd.	131,500	643
Ensco PLC Class A	35,422	2,130
Essential Energy Services Ltd.	440,000	887
Halliburton Co.	80,305	3,333
McDermott International, Inc. (a)	97,737	1,243
National Oilwell Varco, Inc.	110,588	7,534
Noble Corp.	51,079	1,830
Schlumberger Ltd.	89,717	6,984
Tuscany International Drilling, Inc. (a)	494,900	96
Vantage Drilling Co. (a)	687,463	1,121
Xtreme Drilling & Coil Services Corp. (a)	403,700	705
Xtreme Drilling & Coil Services Corp. (g)	132,500	231
		36,383
Oil, Gas & Consumable Fuels - 6.7%
Americas Petrogas, Inc. (a)	264,700	631
Americas Petrogas, Inc. (a)(g)	286,000	682
Amyris, Inc. (a)(f)	71,725	210
Anadarko Petroleum Corp.	48,898	3,891
Apache Corp.	24,793	1,841
BPZ Energy, Inc. (a)	319,601	786
Cabot Oil & Gas Corp.	23,050	1,428
Cobalt International Energy, Inc. (a)	77,908	1,922
Concho Resources, Inc. (a)	22,828	2,054
Crew Energy, Inc. (a)	100,200	627
Crown Point Energy, Inc. (a)	93,900	25
Crown Point Energy, Inc. (g)	399,602	108
Double Eagle Petroleum Co. (a)	114,413	539
Emerald Oil, Inc. (a)	27,273	188
Emerald Oil, Inc. warrants 2/4/16 (a)	16,536	0
Energen Corp.	4,300	199
EOG Resources, Inc.	11,695	1,470
EQT Corp.	30,302	1,912
Gran Tierra Energy, Inc. (Canada) (a)	153,800	926
Halcon Resources Corp. (h)	90,000	639
Hess Corp.	14,381	956
InterOil Corp. (a)(f)	59,902	4,179
Madalena Ventures, Inc. (a)	589,000	243
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Magellan Midstream Partners LP	2,149	$ 108
Marathon Petroleum Corp.	41,879	3,471
Markwest Energy Partners LP	20,987	1,200
Motor Oil (HELLAS) Corinth Refineries SA	1,300	15
Murphy Oil Corp.	13,407	816
Noble Energy, Inc.	4,400	488
Northern Oil & Gas, Inc. (a)(f)	249,721	3,424
Occidental Petroleum Corp.	56,740	4,671
Painted Pony Petroleum Ltd. (g)	49,500	473
Painted Pony Petroleum Ltd. Class A (a)	74,350	710
Pan Orient Energy Corp.	80,100	266
PDC Energy, Inc. (a)	12,400	578
Peabody Energy Corp.	89,823	1,937
Phillips 66	42,407	2,670
Pioneer Natural Resources Co.	27,717	3,487
Royal Dutch Shell PLC Class A sponsored ADR	32,452	2,130
Southcross Energy Partners LP	11,200	257
Suncor Energy, Inc.	26,880	815
TAG Oil Ltd. (a)	421,700	1,460
TAG Oil Ltd. (g)	15,900	55
The Williams Companies, Inc.	118,823	4,124
Valero Energy Corp.	25,666	1,170
Western Gas Equity Partners LP	11,143	379
		60,160
TOTAL ENERGY		96,543
FINANCIALS - 14.8%
Capital Markets - 1.6%
AllianceBernstein Holding LP	26,990	622
Ameriprise Financial, Inc.	5,080	349
Ares Capital Corp.	46,974	870
BlackRock, Inc. Class A	8,799	2,110
Goldman Sachs Group, Inc.	4,250	636
GP Investments Ltd. (depositary receipt) (a)	466,560	1,216
ICG Group, Inc. (a)	54,458	710
Invesco Ltd.	66,665	1,786
KKR & Co. LP	68,460	1,247
MLP AG	11,469	96
Monex Group, Inc.	2,476	820
Morgan Stanley	80,358	1,812
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Oaktree Capital Group LLC	1,700	$ 85
The Blackstone Group LP	65,020	1,229
UBS AG (NY Shares)	30,266	479
		14,067
Commercial Banks - 3.4%
Axis Bank Ltd.	854	21
Banco Pine SA rights 3/6/13 (a)	2,543	0*
Bank of Ireland (a)	14,643	3
CIT Group, Inc. (a)	43,032	1,801
Comerica, Inc.	28,398	976
Commerce Bancshares, Inc.	35,178	1,340
Cullen/Frost Bankers, Inc.	8,999	545
Guaranty Trust Bank PLC GDR (Reg. S)	85,772	656
KeyCorp	94,445	887
M&T Bank Corp.	4,649	475
PNC Financial Services Group, Inc.	36,682	2,289
PT Bank Rakyat Indonesia Tbk	49,000	48
Regions Financial Corp.	110,637	846
Texas Capital Bancshares, Inc. (a)	8,126	343
U.S. Bancorp	144,164	4,899
Wells Fargo & Co.	449,658	15,774
		30,903
Consumer Finance - 0.5%
Capital One Financial Corp.	72,212	3,685
Cash America International, Inc.	5,991	303
SLM Corp.	30,700	582
		4,570
Diversified Financial Services - 3.1%
Bank of America Corp.	70,086	787
Citigroup, Inc.	274,673	11,528
IntercontinentalExchange, Inc. (a)(f)	5,300	821
JPMorgan Chase & Co.	182,459	8,926
McGraw-Hill Companies, Inc.	27,362	1,274
PICO Holdings, Inc. (a)	167,418	3,601
The NASDAQ Stock Market, Inc.	19,992	633
		27,570
Insurance - 3.7%
ACE Ltd.	22,176	1,894
AFLAC, Inc.	40,906	2,043
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Allied World Assurance Co. Holdings Ltd.	13,100	$ 1,150
American International Group, Inc. (a)	43,400	1,650
Assured Guaranty Ltd.	223,551	4,174
Axis Capital Holdings Ltd.	11,500	468
Berkshire Hathaway, Inc. Class B (a)	149,384	15,261
Everest Re Group Ltd.	1,260	157
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,300	874
MetLife, Inc.	20,101	712
Prudential Financial, Inc.	30,264	1,682
The Travelers Companies, Inc.	25,553	2,055
Validus Holdings Ltd.	26,530	945
		33,065
Real Estate Investment Trusts - 1.9%
American Campus Communities, Inc.	9,800	443
American Tower Corp.	38,319	2,974
Beni Stabili SpA SIIQ	1,669,400	1,059
CBL & Associates Properties, Inc.	103,232	2,347
Coresite Realty Corp.	1,300	42
Cousins Properties, Inc.	78,288	761
Douglas Emmett, Inc.	49,432	1,212
Education Realty Trust, Inc.	122,600	1,338
Lexington Corporate Properties Trust	96,600	1,107
Piedmont Office Realty Trust, Inc. Class A	23,000	452
Prologis, Inc.	33,557	1,307
Retail Properties America, Inc.	3,400	50
SL Green Realty Corp.	21,330	1,741
Westfield Group unit	38,472	440
Weyerhaeuser Co.	48,108	1,415
		16,688
Real Estate Management & Development - 0.6%
Atrium European Real Estate Ltd.	10,656	64
CBRE Group, Inc. (a)	194,107	4,692
CSI Properties Ltd.	1,410,000	65
LEG Immobilien AG	6,003	345
Unite Group PLC	8,600	38
		5,204
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	52,300	$ 461
TOTAL FINANCIALS		132,528
HEALTH CARE - 12.6%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (a)	92,200	747
Alnylam Pharmaceuticals, Inc. (a)	95,200	2,255
Amgen, Inc.	57,591	5,264
ARIAD Pharmaceuticals, Inc. (a)	92,292	1,941
AVEO Pharmaceuticals, Inc. (a)	47,813	319
Biogen Idec, Inc. (a)	15,609	2,596
Biovitrum AB (a)	224,688	1,365
CSL Ltd.	3,198	196
Dynavax Technologies Corp. (a)	457,387	933
Elan Corp. PLC sponsored ADR (a)	195,197	2,214
Gentium SpA sponsored ADR (a)	44,617	372
Gilead Sciences, Inc. (a)	108,672	4,641
Grifols SA ADR	66,675	1,912
Infinity Pharmaceuticals, Inc. (a)	61,390	2,535
Insmed, Inc. (a)	15,400	95
Intercept Pharmaceuticals, Inc.	9,200	359
InterMune, Inc. (a)	22,145	196
Isis Pharmaceuticals, Inc. (a)	35,800	526
KaloBios Pharmaceuticals, Inc.	48,543	288
KaloBios Pharmaceuticals, Inc.	17,800	117
KYTHERA Biopharmaceuticals, Inc.	17,781	463
Merrimack Pharmaceuticals, Inc.	46,100	295
Onyx Pharmaceuticals, Inc. (a)	3,374	254
Theravance, Inc. (a)	105,346	2,137
ZIOPHARM Oncology, Inc. (a)(f)	260,366	1,153
		33,173
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc. (a)	9,000	283
Baxter International, Inc.	7,679	519
Boston Scientific Corp. (a)	192,062	1,419
Covidien PLC	25,773	1,638
Genmark Diagnostics, Inc. (a)	87,606	914
Nakanishi, Inc.	4,500	544
Sirona Dental Systems, Inc. (a)	13,489	958
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	22,573	$ 1,442
The Cooper Companies, Inc.	4,500	477
Trinity Biotech PLC sponsored ADR	16,621	281
		8,475
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)(f)	138,800	1,330
Apollo Hospitals Enterprise Ltd.	29,424	448
BioScrip, Inc. (a)	35,506	389
Brookdale Senior Living, Inc. (a)	242,302	6,707
CIGNA Corp.	26,970	1,577
DaVita, Inc. (a)	15,673	1,875
Emeritus Corp. (a)	65,163	1,856
Express Scripts Holding Co. (a)	71,001	4,041
McKesson Corp.	17,167	1,822
MEDNAX, Inc. (a)	9,515	815
Qualicorp SA (a)	111,000	1,241
Quest Diagnostics, Inc.	16,186	909
UnitedHealth Group, Inc.	74,828	4,000
		27,010
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	37,527	1,557
Illumina, Inc. (a)	897	45
		1,602
Pharmaceuticals - 4.8%
AbbVie, Inc.	77,646	2,867
Actavis, Inc. (a)	21,509	1,832
Allergan, Inc.	10,628	1,152
AVANIR Pharmaceuticals Class A (a)	165,955	453
Biodelivery Sciences International, Inc. (a)	152,491	575
Cadence Pharmaceuticals, Inc. (a)(f)	441,770	2,165
Dechra Pharmaceuticals PLC	43,500	462
Endo Health Solutions, Inc. (a)	54,312	1,684
Horizon Pharma, Inc.	367,185	774
Horizon Pharma, Inc.:
warrants 2/28/17 (a)(h)	27,294	0 *
warrants 9/25/17 (a)	109,700	0 *
Impax Laboratories, Inc. (a)	24,990	496
Jazz Pharmaceuticals PLC (a)	22,020	1,281
Johnson & Johnson	158,319	12,050
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	234,124	$ 10,004
Mylan, Inc. (a)	28,863	855
Novo Nordisk A/S Series B	14,945	2,613
Pacira Pharmaceuticals, Inc. (a)	6,400	140
Shire PLC	9,000	282
Valeant Pharmaceuticals International, Inc. (Canada) (a)	16,000	1,079
Warner Chilcott PLC	78,348	1,058
XenoPort, Inc. (a)	67,222	514
Zoetis, Inc. Class A	14,700	492
		42,828
TOTAL HEALTH CARE		113,088
INDUSTRIALS - 12.4%
Aerospace & Defense - 2.1%
DigitalGlobe, Inc. (a)	23,622	616
Finmeccanica SpA (a)	70,400	346
General Dynamics Corp.	10,679	726
Honeywell International, Inc.	52,417	3,674
Meggitt PLC	335,935	2,317
Precision Castparts Corp.	12,210	2,278
Textron, Inc.	89,825	2,591
United Technologies Corp.	65,946	5,971
		18,519
Air Freight & Logistics - 0.5%
FedEx Corp.	2,100	221
Pacer International, Inc. (a)	40,517	168
United Parcel Service, Inc. Class B	47,443	3,921
		4,310
Airlines - 0.0%
Copa Holdings SA Class A	3,000	313
easyJet PLC	14,500	219
		532
Building Products - 0.8%
Armstrong World Industries, Inc.	10,434	533
Lennox International, Inc.	12,309	727
Masco Corp.	111,352	2,145
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - continued
Owens Corning (a)	85,615	$ 3,323
Quanex Building Products Corp.	13,907	277
		7,005
Commercial Services & Supplies - 0.5%
Clean Harbors, Inc. (a)	890	46
Corrections Corp. of America	31,914	1,224
Multiplus SA	61,500	1,145
Republic Services, Inc.	39,140	1,231
Swisher Hygiene, Inc. (a)	202,331	285
Swisher Hygiene, Inc. (Canada) (a)(f)	154,900	218
		4,149
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	60,934	1,847
FLSmidth & Co. A/S	6,800	464
Fluor Corp.	20,420	1,264
Foster Wheeler AG (a)	62,371	1,501
MasTec, Inc. (a)	61,564	1,852
URS Corp.	12,434	525
		7,453
Electrical Equipment - 1.7%
Alstom SA	43,202	1,906
AMETEK, Inc.	34,232	1,432
Eaton Corp. PLC	10,228	634
Emerson Electric Co.	58,024	3,290
General Cable Corp. (a)	1,300	43
Hubbell, Inc. Class B	14,324	1,331
Prysmian SpA	85,729	1,868
Regal-Beloit Corp.	40,116	3,100
Roper Industries, Inc.	10,961	1,366
		14,970
Industrial Conglomerates - 1.5%
Carlisle Companies, Inc.	15,347	1,042
Danaher Corp.	25,987	1,601
General Electric Co.	433,314	10,062
Koninklijke Philips Electronics NV	19,400	548
Reunert Ltd.	18,453	163
		13,416
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 2.6%
Actuant Corp. Class A	51,306	$ 1,560
Colfax Corp. (a)	16,332	709
Cummins, Inc.	19,690	2,281
Dover Corp.	13,589	997
Fiat Industrial SpA	140,683	1,711
GEA Group AG	12,801	456
Harsco Corp.	58,621	1,406
Illinois Tool Works, Inc.	34,400	2,116
Ingersoll-Rand PLC	64,852	3,414
Manitowoc Co., Inc.	132,303	2,450
Oshkosh Truck Corp. (a)	12,789	493
Pentair Ltd.	11,907	634
SPX Corp.	14,116	1,136
Stanley Black & Decker, Inc.	37,898	2,983
Timken Co.	24,008	1,304
		23,650
Marine - 0.0%
Ultrapetrol (Bahamas) Ltd. (a)	182,516	429
Professional Services - 0.5%
CRA International, Inc. (a)	37,911	838
Dun & Bradstreet Corp.	5,943	479
Korn/Ferry International (a)	2,114	39
Manpower, Inc.	9,496	518
Randstad Holding NV	49,800	2,117
Towers Watson & Co.	6,424	428
Verisk Analytics, Inc. (a)	1,700	99
		4,518
Road & Rail - 0.9%
J.B. Hunt Transport Services, Inc.	17,319	1,204
Union Pacific Corp.	47,915	6,570
		7,774
Trading Companies & Distributors - 0.5%
Houston Wire & Cable Co.	73,687	858
Watsco, Inc.	17,904	1,394
WESCO International, Inc. (a)	26,196	1,936
		4,188
TOTAL INDUSTRIALS		110,913
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 18.0%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	98,400	$ 552
Cisco Systems, Inc.	316,187	6,592
Motorola Solutions, Inc.	33,915	2,110
QUALCOMM, Inc.	52,023	3,414
		12,668
Computers & Peripherals - 3.5%
Apple, Inc.	60,405	26,672
NCR Corp. (a)	65,225	1,799
Seagate Technology	41,762	1,343
Western Digital Corp.	32,865	1,550
		31,364
Electronic Equipment & Components - 0.7%
Arrow Electronics, Inc. (a)	44,212	1,775
Corning, Inc.	102,112	1,288
Flextronics International Ltd. (a)	93,426	621
Jabil Circuit, Inc.	48,808	914
TE Connectivity Ltd.	27,638	1,109
Yokogawa Electric Corp.	45,200	454
		6,161
Internet Software & Services - 2.3%
Active Network, Inc. (a)	82,506	387
Cornerstone OnDemand, Inc. (a)	12,470	422
Demandware, Inc.	17,069	451
eBay, Inc. (a)	6,594	361
Facebook, Inc. Class A	53,471	1,457
Google, Inc. Class A (a)	18,232	14,607
Mail.ru Group Ltd.:
GDR (g)	1,900	64
GDR (Reg. S)	29,100	977
QuinStreet, Inc. (a)	73,238	420
SciQuest, Inc. (a)	900	17
Velti PLC (a)(f)	365,006	1,343
VeriSign, Inc. (a)	4,732	217
		20,723
IT Services - 3.4%
Accenture PLC Class A	32,038	2,382
Amdocs Ltd.	31,782	1,159
Cognizant Technology Solutions Corp. Class A (a)	50,207	3,854
EPAM Systems, Inc.	61,900	1,299
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
ExlService Holdings, Inc. (a)	38,355	$ 1,161
Fidelity National Information Services, Inc.	58,948	2,219
Fiserv, Inc. (a)	3,973	326
Gartner, Inc. Class A (a)	6,040	301
Global Payments, Inc.	8,563	413
MasterCard, Inc. Class A	7,742	4,009
Sapient Corp. (a)	89,856	1,008
ServiceSource International, Inc. (a)	113,311	716
Total System Services, Inc.	6,000	143
Unisys Corp. (a)	70,994	1,631
Virtusa Corp. (a)	40,643	851
Visa, Inc. Class A	56,771	9,006
WNS Holdings Ltd. sponsored ADR (a)	25,600	360
		30,838
Office Electronics - 0.3%
Xerox Corp.	339,980	2,757
Semiconductors & Semiconductor Equipment - 3.6%
Altera Corp.	25,500	903
ANADIGICS, Inc. (a)	80,956	171
Analog Devices, Inc.	31,096	1,406
Applied Micro Circuits Corp. (a)	38,200	304
ASML Holding NV	92,212	6,545
Avago Technologies Ltd.	36,735	1,257
Broadcom Corp. Class A	42,650	1,455
Cirrus Logic, Inc. (a)	68,825	1,655
Freescale Semiconductor Holdings I Ltd. (a)(f)	150,031	2,315
LTX-Credence Corp. (a)	268,630	1,558
MagnaChip Semiconductor Corp. (a)	40,839	643
Maxim Integrated Products, Inc.	75,292	2,348
Micron Technology, Inc. (a)	98,020	822
Monolithic Power Systems, Inc.	41,345	1,017
NXP Semiconductors NV (a)	75,498	2,440
Samsung Electronics Co. Ltd.	2,965	4,222
Skyworks Solutions, Inc. (a)	135,411	2,884
		31,945
Software - 2.8%
Activision Blizzard, Inc.	132,658	1,897
Adobe Systems, Inc. (a)	22,838	898
Autodesk, Inc. (a)	29,445	1,081
Check Point Software Technologies Ltd. (a)	43,464	2,282
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Citrix Systems, Inc. (a)	44,361	$ 3,145
Comverse, Inc.	42,777	1,177
Electronic Arts, Inc. (a)	156,086	2,736
Jive Software, Inc. (a)	29,903	496
MICROS Systems, Inc. (a)	11,100	475
Nuance Communications, Inc. (a)	74,286	1,368
Oracle Corp.	150,443	5,154
Progress Software Corp. (a)	6,000	135
Sourcefire, Inc. (a)	13,224	709
Symantec Corp. (a)	62,470	1,464
Verint Systems, Inc. (a)	55,533	1,898
VMware, Inc. Class A (a)	9,502	683
		25,598
TOTAL INFORMATION TECHNOLOGY		162,054
MATERIALS - 4.6%
Chemicals - 2.0%
Albemarle Corp.	16,500	1,074
Ashland, Inc.	20,413	1,592
Axiall Corp.	27,868	1,577
Eastman Chemical Co.	17,007	1,186
Innospec, Inc.	15,599	628
LyondellBasell Industries NV Class A	29,096	1,706
Monsanto Co.	21,780	2,200
PetroLogistics LP	31,117	486
PPG Industries, Inc.	3,495	471
Praxair, Inc.	4,700	531
Spartech Corp. (a)	100,899	996
W.R. Grace & Co. (a)	76,918	5,506
		17,953
Construction Materials - 0.4%
HeidelbergCement Finance AG	12,797	882
Lafarge SA (Bearer)	10,700	721
Vulcan Materials Co.	34,213	1,742
		3,345
Containers & Packaging - 0.3%
Nampak Ltd.	298,728	1,016
Rock-Tenn Co. Class A	15,404	1,362
		2,378
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	20,500	$ 822
Commercial Metals Co.	126,991	2,071
Copper Mountain Mining Corp. (a)	51,300	160
Eldorado Gold Corp.	8,500	84
First Quantum Minerals Ltd.	33,700	628
Freeport-McMoRan Copper & Gold, Inc.	51,821	1,654
Goldcorp, Inc.	42,100	1,374
Iluka Resources Ltd. (f)	55,451	596
Ivanplats Ltd. (g)	78,300	317
Ivanplats Ltd. Class A (h)	668,008	2,437
POSCO	256	83
Randgold Resources Ltd. sponsored ADR	29,900	2,478
Reliance Steel & Aluminum Co.	900	60
Turquoise Hill Resources Ltd. (a)	391,093	2,499
		15,263
Paper & Forest Products - 0.2%
Boise Cascade Co.	9,000	244
Canfor Corp. (a)	35,800	675
International Paper Co.	29,436	1,295
		2,214
TOTAL MATERIALS		41,153
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	60,111	2,084
Frontier Communications Corp. (f)	91,268	378
PT Telkomunikasi Indonesia Tbk sponsored ADR	29,719	1,321
		3,783
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,300	91
Mobile TeleSystems OJSC sponsored ADR	29,000	600
SBA Communications Corp. Class A (a)	44,397	3,158
Vodafone Group PLC	401,500	1,007
		4,856
TOTAL TELECOMMUNICATION SERVICES		8,639
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 2.7%
Electric Utilities - 1.6%
Edison International	64,407	$ 3,093
Hawaiian Electric Industries, Inc.	11,968	323
ITC Holdings Corp.	32,338	2,733
NextEra Energy, Inc.	59,990	4,311
Northeast Utilities	84,096	3,491
OGE Energy Corp.	2,972	172
		14,123
Gas Utilities - 0.1%
Atmos Energy Corp.	11,643	444
ONEOK, Inc.	18,828	847
		1,291
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	292,674	3,401
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	29,021	622
Sempra Energy	66,309	5,156
		5,778
TOTAL UTILITIES		24,593
TOTAL COMMON STOCKS (Cost $774,141)		886,865
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	9,500	619
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
Banco Pine SA	38,500	279
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - continued
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	200	$ 23
TOTAL NONCONVERTIBLE PREFERRED STOCKS		302
TOTAL PREFERRED STOCKS (Cost $953)		921
Corporate Bonds - 0.7%
		Principal Amount (000s)(e)
Convertible Bonds - 0.6%
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 5% 7/15/17 (g)		$ 420	442
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (h)		791	551
TOTAL ENERGY			993
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (d)(g)		1,875	1,121
HEALTH CARE - 0.2%
Biotechnology - 0.2%
Exelixis, Inc. 4.25% 8/15/19		1,070	1,055
InterMune, Inc. 2.5% 12/15/17		330	338
Theravance, Inc. 2.125% 1/15/23		430	424
			1,817
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)		398	398
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc. 3% 10/1/17		570	428
Corporate Bonds - continued
		Principal Amount (000s)(e)	Value (000s)
Convertible Bonds - continued
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (g)		$ 380	$ 413
TOTAL CONVERTIBLE BONDS			5,170
Nonconvertible Bonds - 0.1%
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Bank of Ireland 10% 7/30/16	EUR	652	880
TOTAL CORPORATE BONDS (Cost $5,785)			6,050
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.16% (b)	3,698,073	3,698
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	9,140,279	9,140
TOTAL MONEY MARKET FUNDS (Cost $12,838)		12,838
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $793,717)		906,674
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(8,728)
NET ASSETS - 100%		$ 897,946
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,906,000 or 0.4% of net assets.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,371,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Amyris, Inc. 3% 2/27/17	2/27/12	$ 791
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 398
Halcon Resources Corp.	3/1/12	$ 810
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 3
Ivanplats Ltd. Class A	10/23/12	$ 3,235
Mood Media Corp.	2/2/11	$ 390
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	81
Total	$ 83
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 110,145	$ 110,145	$ -	$ -
Consumer Staples	87,209	85,311	1,898	-
Energy	96,543	96,543	-	-
Financials	132,807	132,804	3	-
Health Care	113,111	109,928	3,183	-
Industrials	110,913	110,365	548	-
Information Technology	162,673	162,673	-	-
Materials	41,153	38,633	2,520	-
Telecommunication Services	8,639	7,632	1,007	-
Utilities	24,593	24,593	-	-
Corporate Bonds	6,050	-	5,652	398
Money Market Funds	12,838	12,838	-	-
Total Investments in Securities:	$ 906,674	$ 891,465	$ 14,811	$ 398
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $798,688,000. Net unrealized appreciation aggregated $107,986,000, of which $152,889,000 related to appreciated investment securities and $44,903,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector
Mid Cap Fund

(A Class of Fidelity Advisor®
Stock Selector Mid Cap Fund)

February 28, 2013

1.940905.100

SKD-QTLY-0413

Investments February 28, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.1%
Distributors - 0.8%
LKQ Corp. (a)	711,080	$ 15,068
Hotels, Restaurants & Leisure - 0.4%
Buffalo Wild Wings, Inc. (a)	46,940	3,694
Domino's Pizza, Inc.	98,540	4,692
		8,386
Household Durables - 2.2%
Jarden Corp.	248,710	15,447
Newell Rubbermaid, Inc.	234,040	5,462
NVR, Inc. (a)	10,557	10,654
Tupperware Brands Corp.	163,680	12,805
		44,368
Internet & Catalog Retail - 0.4%
Liberty Media Corp. Interactive Series A (a)	371,210	7,751
Multiline Retail - 0.8%
Dollar General Corp. (a)	185,340	8,589
Dollar Tree, Inc. (a)	141,378	6,388
		14,977
Specialty Retail - 7.6%
Abercrombie & Fitch Co. Class A	69,382	3,235
American Eagle Outfitters, Inc.	658,100	13,610
Ascena Retail Group, Inc. (a)	310,200	5,208
Cabela's, Inc. Class A (a)	325,000	16,442
CarMax, Inc. (a)	127,180	4,885
Dick's Sporting Goods, Inc.	270,680	13,534
Hibbett Sports, Inc. (a)	86,130	4,551
Limited Brands, Inc.	138,915	6,323
O'Reilly Automotive, Inc. (a)	88,710	9,025
PetSmart, Inc.	160,160	10,428
Ross Stores, Inc.	103,610	6,005
Sally Beauty Holdings, Inc. (a)	287,120	7,965
Signet Jewelers Ltd.	215,180	13,173
Tractor Supply Co.	232,868	24,216
Vitamin Shoppe, Inc. (a)	84,690	4,450
Williams-Sonoma, Inc.	187,260	8,502
		151,552
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	231,410	$ 9,173
PVH Corp.	76,532	9,325
		18,498
TOTAL CONSUMER DISCRETIONARY		260,600
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Beam, Inc.	101,100	6,170
Dr. Pepper Snapple Group, Inc.	134,400	5,863
Monster Beverage Corp. (a)	81,384	4,104
		16,137
Food & Staples Retailing - 0.6%
United Natural Foods, Inc. (a)	141,545	7,165
Whole Foods Market, Inc.	65,521	5,610
		12,775
Food Products - 1.4%
ConAgra Foods, Inc.	102,000	3,479
Green Mountain Coffee Roasters, Inc. (a)	184,563	8,815
Mead Johnson Nutrition Co. Class A	66,800	5,004
The J.M. Smucker Co.	44,780	4,268
TreeHouse Foods, Inc. (a)	107,080	6,252
		27,818
Household Products - 0.6%
Church & Dwight Co., Inc.	177,150	10,976
TOTAL CONSUMER STAPLES		67,706
ENERGY - 6.2%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	77,460	4,936
Ensco PLC Class A	169,740	10,208
Helmerich & Payne, Inc.	154,980	10,269
Patterson-UTI Energy, Inc.	475,160	11,090
Petrofac Ltd.	274,000	6,044
Rowan Companies PLC (a)	304,910	10,547
		53,094
Oil, Gas & Consumable Fuels - 3.5%
Atlas Pipeline Partners LP	278,920	9,216
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cheniere Energy, Inc. (a)	170,200	$ 3,625
HollyFrontier Corp.	186,470	10,480
Pioneer Natural Resources Co.	103,140	12,976
SM Energy Co.	247,546	14,328
Targa Resources Corp.	87,000	5,307
Whiting Petroleum Corp. (a)	169,600	8,260
WPX Energy, Inc. (a)	464,180	6,587
		70,779
TOTAL ENERGY		123,873
FINANCIALS - 21.8%
Capital Markets - 1.8%
Ashmore Global Opportunities Ltd. (United Kingdom) (a)	615,907	5,583
KKR & Co. LP	252,564	4,602
Monex Group, Inc.	31,077	10,293
Oaktree Capital Group LLC	166,600	8,318
TD Ameritrade Holding Corp.	401,634	7,635
		36,431
Commercial Banks - 3.3%
Bank of the Ozarks, Inc.	181,200	6,956
CIT Group, Inc. (a)	340,498	14,253
City National Corp.	212,910	12,095
Erste Bank AG	293,900	9,468
Huntington Bancshares, Inc.	2,209,578	15,533
Synovus Financial Corp.	2,647,289	6,724
		65,029
Consumer Finance - 2.7%
ACOM Co. Ltd. (a)(d)	192,470	4,766
Capital One Financial Corp.	550,800	28,107
Cash America International, Inc.	73,300	3,712
SLM Corp.	924,816	17,544
		54,129
Diversified Financial Services - 0.8%
Interactive Brokers Group, Inc.	1,085,767	15,972
Insurance - 1.4%
Direct Line Insurance Group PLC	2,102,400	6,730
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Fairfax Financial Holdings Ltd. (sub. vtg.)	28,400	$ 10,791
Validus Holdings Ltd.	317,389	11,309
		28,830
Real Estate Investment Trusts - 9.6%
Acadia Realty Trust (SBI)	332,455	8,950
Alexandria Real Estate Equities, Inc.	193,211	13,745
Camden Property Trust (SBI)	264,196	18,267
CBL & Associates Properties, Inc.	844,885	19,213
Chesapeake Lodging Trust	233,638	5,030
Equity One, Inc.	497,591	11,698
Essex Property Trust, Inc.	114,283	17,027
Highwoods Properties, Inc. (SBI)	392,812	14,338
Home Properties, Inc.	156,779	9,786
National Retail Properties, Inc.	424,189	14,613
Redwood Trust, Inc.	215,000	4,356
Retail Properties America, Inc.	264,655	3,917
SL Green Realty Corp.	213,202	17,402
Sovran Self Storage, Inc.	66,800	4,064
Terreno Realty Corp.	304,040	5,442
Ventas, Inc.	169,529	11,999
Weyerhaeuser Co.	414,614	12,194
		192,041
Real Estate Management & Development - 0.9%
Altisource Asset Management Corp. (a)	7,593	985
Altisource Portfolio Solutions SA	72,110	5,880
Altisource Residential Corp. Class B (a)	25,312	482
CBRE Group, Inc. (a)	439,654	10,626
		17,973
Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corp. (a)	632,863	24,947
TOTAL FINANCIALS		435,352
HEALTH CARE - 9.2%
Biotechnology - 3.6%
BioMarin Pharmaceutical, Inc. (a)	100,040	5,799
Elan Corp. PLC sponsored ADR (a)	400,000	4,536
Grifols SA ADR	280,000	8,030
Medivation, Inc. (a)	55,000	2,703
Onyx Pharmaceuticals, Inc. (a)	62,000	4,669
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	169,600	$ 28,323
United Therapeutics Corp. (a)	110,000	6,579
Vertex Pharmaceuticals, Inc. (a)	228,000	10,675
		71,314
Health Care Equipment & Supplies - 1.7%
Boston Scientific Corp. (a)	1,000,000	7,390
IDEXX Laboratories, Inc. (a)	99,980	9,210
The Cooper Companies, Inc.	160,000	16,970
		33,570
Health Care Providers & Services - 2.1%
Catamaran Corp. (a)	84,998	4,565
CIGNA Corp.	80,000	4,677
HMS Holdings Corp. (a)	252,590	7,323
MEDNAX, Inc. (a)	170,000	14,555
Quest Diagnostics, Inc.	135,000	7,583
Universal Health Services, Inc. Class B	60,000	3,473
		42,176
Health Care Technology - 0.3%
Cerner Corp. (a)	65,000	5,685
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	100,000	7,380
Pharmaceuticals - 1.2%
Actavis, Inc. (a)	79,000	6,728
Endo Health Solutions, Inc. (a)	380,000	11,780
ViroPharma, Inc. (a)	210,030	5,238
		23,746
TOTAL HEALTH CARE		183,871
INDUSTRIALS - 18.3%
Aerospace & Defense - 1.9%
Precision Castparts Corp.	71,140	13,274
Textron, Inc.	379,000	10,934
TransDigm Group, Inc.	95,610	13,609
		37,817
Building Products - 0.8%
Armstrong World Industries, Inc.	314,260	16,068
Commercial Services & Supplies - 1.0%
Covanta Holding Corp.	187,761	3,673
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Interface, Inc.	189,740	$ 3,474
Republic Services, Inc.	410,400	12,903
		20,050
Electrical Equipment - 5.5%
AMETEK, Inc.	865,890	36,223
Hubbell, Inc. Class B	304,740	28,313
Regal-Beloit Corp.	178,200	13,771
Rockwell Automation, Inc.	122,300	11,049
Roper Industries, Inc.	170,520	21,248
		110,604
Machinery - 3.3%
Cummins, Inc.	144,300	16,720
Donaldson Co., Inc.	491,196	17,698
Ingersoll-Rand PLC	335,807	17,680
WABCO Holdings, Inc. (a)	187,818	12,907
		65,005
Professional Services - 1.2%
IHS, Inc. Class A (a)	218,180	23,182
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	373,940	25,996
Trading Companies & Distributors - 3.3%
Beacon Roofing Supply, Inc. (a)	311,493	11,494
MSC Industrial Direct Co., Inc. Class A	194,908	16,630
W.W. Grainger, Inc.	75,900	17,188
Watsco, Inc.	265,500	20,674
		65,986
TOTAL INDUSTRIALS		364,708
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	1,164,800	6,535
Juniper Networks, Inc. (a)	345,300	7,141
Polycom, Inc. (a)	843,577	7,685
Riverbed Technology, Inc. (a)	443,850	6,782
		28,143
Computers & Peripherals - 0.3%
SanDisk Corp. (a)	120,100	6,052
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.7%
Arrow Electronics, Inc. (a)	470,710	$ 18,899
Fabrinet (a)	546,491	8,968
Flextronics International Ltd. (a)	1,005,600	6,687
		34,554
Internet Software & Services - 0.7%
Bankrate, Inc. (a)	752,042	8,460
Velti PLC (a)(d)	1,258,943	4,633
		13,093
IT Services - 2.8%
Alliance Data Systems Corp. (a)(d)	108,620	17,237
Amdocs Ltd.	165,670	6,042
Cognizant Technology Solutions Corp. Class A (a)	117,620	9,030
Global Payments, Inc.	282,300	13,610
NeuStar, Inc. Class A (a)	213,900	9,380
		55,299
Semiconductors & Semiconductor Equipment - 2.0%
Atmel Corp. (a)	1,166,800	7,934
Broadcom Corp. Class A	189,400	6,460
NVIDIA Corp.	339,800	4,302
RF Micro Devices, Inc. (a)	1,250,000	5,763
Skyworks Solutions, Inc. (a)	752,650	16,031
		40,490
Software - 5.5%
Check Point Software Technologies Ltd. (a)	273,700	14,372
Citrix Systems, Inc. (a)	130,695	9,266
Informatica Corp. (a)	331,200	11,595
MICROS Systems, Inc. (a)(d)	325,700	13,940
Nuance Communications, Inc. (a)	629,434	11,588
Parametric Technology Corp. (a)	672,800	15,569
salesforce.com, Inc. (a)	31,900	5,398
Solera Holdings, Inc.	210,520	11,852
TIBCO Software, Inc. (a)	379,600	8,142
Verint Systems, Inc. (a)	241,400	8,249
		109,971
TOTAL INFORMATION TECHNOLOGY		287,602
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.8%
Chemicals - 4.2%
Airgas, Inc.	190,704	$ 19,124
Albemarle Corp.	228,982	14,902
Ashland, Inc.	111,300	8,678
Eastman Chemical Co.	106,870	7,452
FMC Corp.	151,040	9,102
Sherwin-Williams Co.	40,831	6,598
Valspar Corp.	187,830	11,572
W.R. Grace & Co. (a)	98,497	7,050
		84,478
Containers & Packaging - 1.5%
Aptargroup, Inc.	220,456	11,891
Ball Corp.	170,009	7,550
Rock-Tenn Co. Class A	124,600	11,021
		30,462
Metals & Mining - 1.1%
Carpenter Technology Corp.	140,800	6,650
Reliance Steel & Aluminum Co.	221,185	14,729
		21,379
TOTAL MATERIALS		136,319
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
tw telecom, inc. (a)	240,611	6,092
Wireless Telecommunication Services - 0.1%
SBA Communications Corp. Class A (a)	29,210	2,077
TOTAL TELECOMMUNICATION SERVICES		8,169
UTILITIES - 4.2%
Electric Utilities - 1.4%
Great Plains Energy, Inc.	133,200	2,908
OGE Energy Corp.	122,800	7,111
PNM Resources, Inc.	321,338	7,217
UIL Holdings Corp.	248,741	9,741
		26,977
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 1.0%
National Fuel Gas Co.	180,751	$ 10,518
Questar Corp.	393,064	9,241
		19,759
Independent Power Producers & Energy Traders - 0.5%
Black Hills Corp.	214,900	8,938
Multi-Utilities - 0.8%
Alliant Energy Corp.	182,300	8,694
MDU Resources Group, Inc.	316,837	7,655
		16,349
Water Utilities - 0.5%
American Water Works Co., Inc.	163,180	6,437
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	86,300	4,173
		10,610
TOTAL UTILITIES		82,633
TOTAL COMMON STOCKS (Cost $1,769,880)		1,950,833
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.07% 4/4/13 to 4/18/13 (e) (Cost $1,630)	$ 1,630	1,630
Money Market Funds - 4.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	52,148,305	$ 52,148
Fidelity Securities Lending Cash Central Fund, 0.16% (b)(c)	27,445,350	27,445
TOTAL MONEY MARKET FUNDS (Cost $79,593)		79,593
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $1,851,103)		2,032,056
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(38,263)
NET ASSETS - 100%		$ 1,993,793
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
114 CME E-mini S&P MidCap 400 Index Contracts	March 2013	$ 12,559	$ (170)

The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $600,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	107
Total	$ 129
Other Information

The following is a summary of the inputs used, as of February 28, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 260,600	$ 260,600	$ -	$ -
Consumer Staples	67,706	67,706	-	-
Energy	123,873	123,873	-	-
Financials	435,352	435,352	-	-
Health Care	183,871	183,871	-	-
Industrials	364,708	364,708	-	-
Information Technology	287,602	287,602	-	-
Materials	136,319	136,319	-	-
Telecommunication Services	8,169	8,169	-	-
Utilities	82,633	82,633	-	-
U.S. Government and Government Agency Obligations	1,630	-	1,630	-
Money Market Funds	79,593	79,593	-	-
Total Investments in Securities:	$ 2,032,056	$ 2,030,426	$ 1,630	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (170)	$ (170)	$ -	$ -
Income Tax Information

At February 28, 2013, the cost of investment securities for income tax purposes was $1,855,800,000. Net unrealized appreciation aggregated $176,256,000, of which $255,914,000 related to appreciated investment securities and $79,658,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 29, 2013